                                     Registration No. 2-92146
--------------------------------------------------------------
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.    ____                 ___
    Post-Effective Amendment No.    23                   X
                                   ----                 ---
    and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No.   22                                   X
                   ----                                 ---

                       CARILLON ACCOUNT
                  (Exact Name of Registrant)

            The Union Central Life Insurance Company
                     (Name of Depositor)

           1876 Waycross Road, Cincinnati, Ohio 45240
      (Address of Depositor's Principal Executive Offices)

                        (513) 595-2600
                (Depositor's Telephone Number)

Theresa M. Brunsman, Esq.                   Copy to:
The Union Central Life Insurance Company    Jones & Blouch L.L.P.
P.O. Box 40888                              Suite 405 West
Cincinnati, Ohio 45240                      1025 Thomas Jefferson St., N.W.
                                            Washington, D.C. 20007
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

___immediately upon filing pursuant to paragraph (b) of Rule 485
 X on May 1, 2002 pursuant to paragraph (b) of Rule 485
---
___60 days after filing pursuant to paragraph (a) of Rule 485
___on (date) pursuant to paragraph (a) of Rule 485

                     PART A


     INFORMATION REQUIRED IN A PROSPECTUS

Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: 1-800-319-6902

                         PROSPECTUS
        Flexible Premium Deferred Variable Annuity

                      CARILLON ACCOUNT
                             of
         THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans.

Your Contract's premiums may be allocated in whole or in part:

   * to our general account, and accumulate on a guaranteed, fixed basis, or

   * to the Carillon Account, one of our variable annuity separate accounts where accumulation values are not guaranteed and vary with the performance of one or more underlying mutual funds.

Carillon Account is divided into twenty-seven "Subaccounts," each of which invests in shares of a single investment portfolio
("Portfolio") of an underlying mutual fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios consist of:

* two Portfolios of AIM Variable Insurance Funds ("AIM Fund"),
* two Portfolios of The Alger American Fund ("Alger American
  Fund"),
* two Portfolios of American Century Variable Portfolios, Inc. ("American Century Fund"),
* one Portfolio of Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Fund")
* five Portfolios of MFS Variable Insurance Trust ("MFS Fund"),
* one Portfolio of Neuberger Berman Advisers Management Trust ("Neuberger Berman Fund"),
* two Portfolios of Oppenheimer Variable Account Funds
  ("Oppenheimer Fund"),
* three Portfolios of Scudder Variable Series I ("Scudder
  Fund"),
* two Portfolios of Seligman Portfolios, Inc. ("Seligman Fund"), and
* seven Portfolios of Summit Mutual Funds, Inc. Pinnacle Series
  ("Summit Fund").

Premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select.
Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2002, and is incorporated herein by reference. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS.  NEITHER
THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS
TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

Please Read This Prospectus Carefully and Retain It for Future
Reference.

          The date of this prospectus is May 1, 2002.

TABLE OF CONTENTS. . . . . . . . . . . . . . . . . . . . . . . 2
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS. . . . . 3
DISCLAIMERS. . . . . . . ... . . . . . . . . . . . . . . . . . 3
DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . 4
SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . 5
 The Contract and the Investment Options . . . . . . . . . . . 5
 Premiums. . . . . . ... . . . . . . . ... . . . . . . . . . . 6
 Surrenders. . . . . . . . . . . . . . . . . . . . . . . . . . 6
 Transfers . . . . . . . . . . . . . . . . . . . . . . . . . . 7
 Annuity Benefit Payments. . . . . . . . . . . . . . . . . . . 7
 Charges . . . . . . . . . . . . . . . . . . . . . . . . . . . 7
SUMMARY OF SEPARATE ACCOUNT EXPENSES . . . . . . . . . . . . . 8
 VARIABLE ANNUITY VA I . . . . . . . . . . . . . . . . . . . . 8
  Contract Owner Transaction Expenses. . . . . . . . . . . . . 8
  Separate Account Annual Expenses
    (as percentage of average account value) . . . . . . . . . 8
 VARIABLE ANNUITY VA II. . . . . . . . . . . . . . . . . . . . 8
  Contract Owner Transaction Expenses. . . . . . . . . . . . . 8
  Separate Account Annual Expenses
    (as percentage of average account value) . . . . . . . . . 8
 Fund Portfolio Expenses . . . . . . . . . . . . . . . . . . . 9
 Portfolio Name. . . . ... . . . . . . . . . . . . . . . . . . 9
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT.13
 The Union Central Life Insurance Company. . . . . . . . . . .13
 Carillon Account. . . . . . . . . . . . . . . . . . . . . . .13
 The Funds . . . . . . . . . . . . . . . . . . . . . . . . . .13
 Additiions, Deletions or Substitutions of Investments . . . .16
THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . .17
 Purchasing a Contract . . . . . . . . . . . . . . . . . . . .17
 Premiums. . . . . . . . . . . . . . . . . . . . . . . . . . .17
 Crediting of Accumulation Units . . . . . . . . . . . . . . .17
 Value of Accumulation Units . . . . . . . . . . . . . . . . .18
 Self-Service Access to Information and Services . . . . . . .18
 Transfers . . . . . . . . . . . . . . . . . . . . . . . . . .19
 Special Transfers - Dollar Cost Averaging . . . . . . . . . .20
Portfolio Rebalancing Plan . . . . . . . . . . . . . . . . . .21
 Interest Sweep Plan . . . . . . . . . . . . . . . . . . . . .21
 Surrenders. . . . . . . . . . . . . . . . . . . . . . . . . .21
 Personal Income Plan. . . . . . . . . . . . . . . . . . . . .22
CHARGES AND OTHER DEDUCTIONS . . . . . . . . . . . . . . . . .22
 Administration Fees . . . . . . . . . . . . . . . . . . . . .22
 Mortality and Expense Risk Charge . . . . . . . . . . . . . .23
 Surrender Charge
 (Contingent Deferred Sales Charge) for VA I Contracts . . . .23
  Terminal Illness/Confinement . . . . . . . . . . . . . . . .24
   Other Waivers or Reductions of Surrender Charge . . . . . .24
 Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . .25
 Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . .25
BENEFITS UNDER THE CONTRACT. . . . . . . . . . . . . . . . . .25
 Death Benefits. . . . . . . . . . . . . . . . . . . . . . . .25
 Annuity Benefit Payments. . . . . . . . . . . . . . . . . . .26
THE GUARANTEED ACCOUNT . . . . . . . . . . . . . . . . . . . .28
 General Description . . . . . . . . . . . . . . . . . . . . .28
 Guaranteed Account Accumulations. . . . . . . . . . . . . . .29
 Fixed Annuity Benefit Payments. . . . . . . . . . . . . . . .29
 Surrenders. . . . . . . . . . . . . . . . . . . . . . . . . .29
 Transfers . . . . . . . . . . . . . . . . . . . . . . . . . .30
GENERAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . .30
 Designation of Beneficiary. . . . . . . . . . . . . . . . . .30
 20-Day Right to Examine Contract. . . . . . . . . . . . . . .30
 Contract Owner's Inquiry. . . . . . . . . . . . . . . . . . .30
 Contract Owner's Reports. . . . . . . . . . . . . . . . . . .30
FEDERAL TAX MATTERS. . . . . . . . . . . . . . . . . . . . . .31
 Introduction. . . . . . . . . . . . . . . . . . . . . . . . .31
 Tax Status of Contracts . . . . . . . . . . . . . . . . . . .31
 Qualified Plans . . . . . . . . . . . . . . . . . . . . . . .32
 Texas Optional Retirement Program Restrictions. . . . . . . .33
DISTRIBUTION OF THE CONTRACTS. . . . . . . . . . . . . . . . .33
VOTING RIGHTS. . . . . . . . . . . . . . . . . . . . . . . . .33
PERFORMANCE DATA . . . . . . . . . . . . . . . . . . . . . . .34
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . .34
APPENDIX A (Accumulation Unit Values). . . . . . . . . . . . .35
APPENDIX B - IRA DISCLOSURE STATEMENT. . . . . . . . . . . . .39
 Part I.  Traditional IRA and SEP-IRA. . . . . . . . . . . . .39
 Part II.  SIMPLE-IRA. . . . . . . . . . . . . . . . . . . . .44
 Part III. Roth IRA. . . . . . . . . . . . . . . . . . . . . .45






 STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . .B-2
DETERMINATION OF ANNUITY PAYMENTS . . . . . . . . .B-2
PERFORMANCE DATA ADVERTISING. . . . . . . . . . . .B-3
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . .B-6
MISCELLANEOUS CONTRACT PROVISIONS . . . . . . . . .B-8
CUSTODY OF CARILLON ACCOUNT'S ASSETS. . . . . . . .B-9
EXPERTS . . . . . . . . . . . . . . . . . . . . . .B-10
FINANCIAL STATEMENTS OF CARILLON ACCOUNT AND OF UNION CENTRAL
(following B-10)

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                           DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's[R]," "S&P[R]," "S&P 500[R]," "Standard & Poor's 500[R]," "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Fund prospectus.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc.(including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index[R] to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100[R], Nasdaq-100 Index[R], and Nasdaq[R] trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index[R] which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index[R]. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX[R] OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX[R] OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX[R] OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

DEFINITIONS

accumulation unit-A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value-The sum of the values of your Contract's
Guaranteed Account and Variable Account.

Annuitant-A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit-A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary-The person you designate to receive the Contract's death benefit.

Carillon Accoun-One of our variable annuity separate accounts.
Carillon Account currently is divided into twenty-seven
Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Contract Date-The date we issue your Contract.

Contract Owner ("You")-Under the terms of our older Contract, during the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner, and after the Annuitant's death, the Beneficiary is the Contract Owner. Under the terms of our newer Contract, during both the Pay-in Period and the Pay-out Period, the person designated as the owner in the Contract or as subsequently changed. Under the terms of both Contracts, if a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year-A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death-One of the following:

o  A certified copy of a death certificate;
o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
o A written statement by a medical doctor who attended the deceased; or
o  Any other proof satisfactory to us.

fixed annuity benefit payments-Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds-Mutual funds, one or more investment portfolios of which are purchased by Carillon Account. Currently the eight Funds are: AIM Fund, Alger American Fund, American Century Fund, Franklin Templeton Fund, MFS Fund, Neuberger Berman Fund, Oppenheimer Fund, Scudder Fund, Seligman Fund, and Summit Fund.

Guaranteed Account-The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate of at least 3%.

Investment Options-The Guaranteed Account and the twenty-seven
Subaccounts of Carillon Account.

Maturity Date-The date on which the Pay-out Period commences
(i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts-Contracts that do not qualify for special federal income tax treatment.

Pay-in Period-The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period-The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio-A separate investment portfolio of one of the Funds.

Qualified Contract-Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount-A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

VA I Contract-A Contract available for purchase with a minimum of $25 for a Qualified Contract ($50 for a Nonqualified Contract), subject to surrender charges, the $30 annual administrative charge (waived for Contracts worth more than $25,000), a 1.00% mortality and expense charge, a limit on annual transfers out of the Guaranteed Account, and a higher current rate of interest paid on the Guaranteed Account than a VA II Contract.

VA II Contract-A Contract available at an initial premium level of at least $25,000, subject to a 1.20% mortality and expense charge, and a lower current rate of interest paid on the Guaranteed Account than a VA II Contract, but not subject to surrender charges, the $30 annual administrative charge, or a limit on annual transfers out of the Guaranteed Account.

Variable Account-The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon Account. Your Variable Account is divided into one or more subdivisions, one for each Subaccount to which you have allocated your accumulation value.

variable annuity benefit payments-Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                             SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
o qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under Section 501(a) of the Internal Revenue Code of 1986, as amended
  (the "Code");
o qualified annuity plans described in Section 403(a) of the Code;
o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple
  IRAs) and 408A (Roth IRA) of the Code;
o government deferred compensation plans pursuant to Section
  457 of the Code;
o other qualified plans; and
o nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries.

You may allocate your Contract's accumulation value among the Contract's 28 Investment Options, which consist of the Guaranteed
Account and the 27 Subaccounts of Carillon Account.  Each
Subaccount of Carillon Account invests in one of the following
Portfolios:

o AIM V.I. Capital Appreciation Fund, Series I
o AIM V.I. Growth Fund, Series I
o Alger American Leveraged AllCap Portfolio, Class O
o Alger American MidCap Growth Portfolio, Class O
o American Century VP Income & Growth Portfolio
o American Century VP Value Portfolio
o FTVIPT Templeton Foreign Securities Fund, Class 2
  (formerly Templeton International Securities Fund, Class 2)
o MFS VIT Emerging Growth Series
o MFS VIT High Income Series
o MFS VIT Investors Trust Series
o MFS VIT New Discovery Series
o MFS VIT Total Return Series
o Neuberger Berman AMT Guardian Portfolio
o Oppenheimer Global Securities Fund/VA
o Oppenheimer Main Street[R] Growth & Income Fund/VA
o Scudder VS I Capital Growth Portfolio (Class A)
o Scudder VS I International Portfolio (Class A)
o Scudder VS I Money Market Portfolio
o Seligman Communications and Information Portfolio (Class 2)
o Seligman Small-Cap Value Portfolio (Class 2)
o Summit Pinnacle Balanced Index Portfolio
o Summit Pinnacle Bond Portfolio
o Summit Pinnacle Nasdaq-100 Index Portfolio
o Summit Pinnacle Russell 2000 Small Cap Index Portfolio
o Summit Pinnacle S&P MidCap 400 Index Portfolio
o Summit Pinnacle S&P 500 Index Portfolio
o Summit Pinnacle Zenith Portfolio

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the 27 variable Investment Options. Allocations to the Guaranteed Account accumulate at a guaranteed rate of at least 3% on an annual basis.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. The initial premium for a VA II Contract is $25,000. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which we may waive) of $10,000 per Contract Year. However, if you own a VA I Contract and pay no premiums for two consecutive Contract Years (three in New York), then under certain circumstances we may pay you your Contract's accumulation value (minus the administration fee and surrender charge, if applicable) and cancel your Contract.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- see page
32). Certain surrenders of a VA I Contract may be subject to a surrender charge and a penalty tax may be imposed. In addition, you may return your Contract for a refund within 20 days after receiving it.

Transfers

During the Pay-in Period, you may transfer your accumulation values among the subdivisions of your Variable Account or between those subdivisions and your Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Up to six transfers may be made each Contract Year without charge.
However, a transaction charge (currently $10) is imposed for each transfer in excess of that number. During the Pay-in Period, if you own a VA II Contract, you may transfer the entire amount of the value of your Guaranteed Account at any time; however, if you own a VA I Contract, you may only transfer up to the greater of 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000 to one or more subdivisions of your Variable Account each Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

Under the terms of our older Contract, if the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the Beneficiary a death benefit equal to the greater of:

o the Contract's accumulation value, or
o the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

Under the terms of our newer Contract, if the Annuitant dies before the Maturity Date and the Contract Owner is still living, the Contract Owner will be treated as the Annuitant. If the Contract Owner dies before the Maturity Date, then we will pay the Beneficiary a death benefit equal to the greater of:

o  the Contract's accumulation value, or
o the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals of a VA I Contract. This surrender charge depends on how long your VA I Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your VA I Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of the Contract Owner's hospital confinement or terminal illness as defined in the Contract. The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid. There are no surrender charges for a VA II Contract.

We deduct an administration fee of $30 per year from your VA I Contract's accumulation value during the Pay-in Period. We will waive the annual administration fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. There is no administration fee for a VA II Contract. We also deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.00% of net assets per year for VA I Contracts and 1.20% of net assets per year for VA II Contracts, and will never exceed 1.70% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.

          SUMMARY OF SEPARATE ACCOUNT EXPENSES

VARIABLE ANNUITY VA I

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases
(as a percentage of purchase payments) . . . . . . . . None
Surrender Charge (Contingent Deferred Sales Charge)
(as a percentage of amount  surrendered)

Contract Year of surrender   1   2   3   4   5   6   7   8
Thereafter
Applicable Charge*           7%  7%  6%  5%  4%  3%  2%  1%
Free

Transfer Fee . . . . . . . . . $10 **
Annual Administration Fee. . . $30***

Separate Account Annual Expenses
(as a percentage of average account value)
   Mortality and Expense Risk Charge. . . .  1.00%
   Administration Fee . . . . . . . . . . .   .25%
   Total Separate Account Annual Expenses .  1.25%

VARIABLE ANNUITY VA II

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases
(as a percentage of purchase payments) . . . . . . . . . None
Surrender Charge (Contingent Deferred Sales Charge)
(as a percentage of amount surrendered). . . . . . . . . None

Transfer Fee . . . . . . . . . . . . . . . . . . . . . . $10 **
Annual Administration Fee. . . . . . . . . . . . . . . . None

Separate Account Annual Expenses
(as a percentage of average account value)
  Mortality and Expense Risk Charge. . . . . . . . . .  1.20%
  Administration Fee . . . . . . . . . . . . . . . . .   .25%
Total Separate Account Annual Expenses . . . . . . . .  1.45%

__________________

* Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year without the surrender charge being assessed.
** During the Pay-in Period, up to six transfers may be made each Contract Year without charge.
*** Waived for any year in which the Contract's accumulation value is $25,000 or more on the last day of the Contract Year.

Fund Portfolio Expenses

Portfolio Name                                              Management  Other     12b-1  Total
                                                            Fees        Expenses  fees   Expenses
AIM Variable Insurance Funds, Inc.(1)
V.I. Capital Appreciation Fund, Series I(11)                0.61%       0.24%             0.85%
V.I. Growth Fund, Series I(11)                              0.62%       0.26%             0.88%
Alger American Fund(1)
Leveraged AllCap Portfolio, Class O                         0.85%       0.07%             0.92%
MidCap Growth Portfolio, Class O                            0.80%       0.08%             0.88%
American Century Variable Portfolios, Inc.(1)
VP Income & Growth                                          0.70%       (4)               0.70%
VP Value(11)                                                0.97%       (4)               0.97%
Franklin Templeton Variable Insurance Products Trust
(FTVIPT)(1)
Templeton Foreign Securities Fund, Class 2
(formerly Templeton International Securities)(5)(9)(11)     0.68%       0.22%     0.25%   1.15%
MFS Variable Insurance Trust(1)(2)
VIT Emerging Growth Series                                  0.75%       0.11%             0.86%
VIT High Income Series(3)                                   0.75%       0.15%             0.90%
VIT Investor Trust Series                                   0.75%       0.14%             0.89%
VIT New Discovery Series(3)                                 0.90%       0.15%             1.05%
VIT Total Return Series                                     0.75%       0.13%             0.88%
Neuberger Berman Advisers Management Trust(1)
AMT Guardian Portfolio(11)                                  0.85%       0.14%             0.99%
Oppenheimer Variable Account Funds(1)
Global Securities Fund/VA(11)                               0.64%       0.06%             0.70%
Main Street Growth & Income Fund/VA(11)                     0.68%       0.05%             0.73%
Scudder Variable Series I(1)(10)
VS I Capital Growth Portfolio (Class A)(11)                 0.46%       0.04%             0.50%
VS I International Portfolio (Class A)(11)                  0.84%       0.16%             1.00%
VS I Money Market Portfolio                                 0.37%       0.08%             0.45%
Seligman Portfolios, Inc.(1)
Communications and Information Portfolio Class 2(5)         0.75%       0.18%     0.25%   1.18%
Small-Cap Value Portfolio Class 2(5)(6)(11)                 1.00%       0.20%     0.19%   1.39%
Summit Mutual Funds, Inc. Pinnacle Series(1)(8)
Balanced Index Portfolio                                    0.30%       0.30%             0.60%
Bond Portfolio(7)                                           0.47%       0.34%             0.81%
Nasdaq-100 Index Portfolio                                  0.35%       0.30%             0.65%
Russell 2000 Small Cap Index Portfolio                      0.35%       0.40%             0.75%
S&P MidCap 400 Index Portfolio                              0.30%       0.30%             0.60%
S&P 500 Index Portfolio(7)                                  0.30%       0.21%             0.51%
Zenith Portfolio(7)                                         0.64%       0.27%             0.91%

Footnotes to Fund Portfolio Expense Table

(1) Figures are based on the actual expenses incurred by the Portfolio for the year ended December 31, 2001. Actual Portfolio expenses may vary.
(2) Each Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expense). "Other Expenses" take into account these expense reductions, and are therefore lower than the actual expenses of the series. Had these reductions not been taken into account, "Total
     Expenses" would be higher and would equal 0.87% for Emerging Growth Series, 0.91% for High Income Series, 0.90% for Investors Trust Series, 1.06% for New
     Discovery Series, and 0.89% for Total Return Series.
(3)  The adviser has contractually agreed, until at least
     May 1, 2003, subject to reimbursement, to bear expenses for New Discovery Series and High Income Series such that their "Other Expenses" do not exceed 0.15% (after taking into account the expense offset arrangement described above). Had neither of these fee reductions been taken into account, "Total Expenses" would be higher and would equal 1.09% for New Discovery Series and 1.01% for High Income Series.
(4) All expenses except brokerage, taxes, interest and fees and expenses of non-interested person directors are paid by the investment adviser.
(5) Class 2 of the Portfolio has a distribution plan or "Rule 12b-1 plan" which is described in the Fund's prospectus.
(6)  This Portfolio commenced operations on May 1, 2001.
     The actual expense figures are annualized, and "Other Expenses" and "Total Expenses" would be 0.22% and 1.41%, respectively, for the period shown above if the manager had not reimbursed other expenses.
(7)  Expenses have been restated to reflect current fees.
(8) Actual expenses would have been higher than the reported expenses for the period shown above if the Adviser had not reimbursed and waived expenses. The Balanced Index, Bond, Nasdaq-100 Index, Russell 2000 Small Cap Index,
     S&P MidCap 400 Index, S&P 500 Index, and Zenith would have been 0.21%, 0.08%, 0.32%, 0.35%, 0.22%, 0.01%, and
     0.02% higher, respectively.
(9) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, the total annual fund operating expenses are estimated to be 1.16%.
(10) Total operating expenses would have been higher for the period shown above if the Adviser had not agreed to reimburse the Portfolios in connection with the reorganization of its two fund families, Scudder and Kemper. The Capital Growth, International, and Money Market Portfolios would have been 0.02%, 0.01%, and 0.01% higher, respectively.
(11) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund's assets increase.

VA I Example# - If you surrender your VA I Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                            1 Year 3 Years 5 Years 10 Years
AIM V.I. Capital Appreciation Fund, Series I                 $94    $134    $164    $254
AIM V.I. Growth Fund, Series I                               $95    $135    $166    $257
Alger Leveraged AllCap Portfolio, Class O                    $95    $136    $168    $261
Alger MidCap Growth Portfolio, Class O                       $95    $135    $166    $257
American Century VP Income & Growth                          $93    $130    $157    $238
American Century VP Value                                    $95    $138    $170    $266
FTVIPT Templeton  Foreign Securities Fund, Class 2
(formerly International Securities Fund, Class 2)            $97    $143    $179    $285
MFS VIT Emerging Growth Series                               $94    $134    $165    $255
MFS VIT High Income Series                                   $95    $136    $167    $259
MFS VIT Investors Trust Series                               $95    $135    $166    $258
MFS VIT New Discovery Series                                 $96    $140    $174    $275
MFS VIT Total Return Series                                  $95    $135    $166    $257
Neuberger Berman AMT Guardian Portfolio                      $96    $138    $171    $268
Oppenheimer Global Securities Fund/VA                        $93    $130    $157    $238
Oppenheimer Main Street Growth & Income Fund/VA              $93    $131    $158    $241
Scudder VS I Capital Growth Portfolio Class A                $91    $124    $147    $217
Scudder VS I International Portfolio Class A                 $96    $138    $172    $269
Scudder VS I Money Market Portfolio                          $91    $123    $144    $211
Seligman Communications and Information Portfolio (Class 2)  $97    $144    $180    $288
Seligman Small-Cap Value Portfolio (Class 2)                 $99    $150    $191    $309
Summit Pinnacle Balanced Index Portfolio                     $92    $127    $152    $228
Summit Pinnacle Bond Portfolio                               $94    $133    $162    $250
Summit Pinnacle Nasdaq-100 Index Portfolio                   $92    $128    $154    $233
Summit Pinnacle Russell 2000 Small Cap Index Portfolio       $93    $131    $159    $243
Summit Pinnacle S&P MidCap 400 Index Portfolio               $92    $127    $152    $228
Summit Pinnacle S&P 500 Index Portfolio                      $91    $124    $147    $218
Summit Pinnacle Zenith Portfolio                             $95    $136    $167    $260

If you annuitized at the end of the applicable time period or if you do not surrender your VA I Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                            1 Year 3 Years 5 Years 10 Years

AIM V.I. Capital Appreciation Fund, Series I                 $95    $136    $167    $259
AIM V.I. Growth Fund, Series I                               $95    $136    $167    $259
Alger Leveraged AllCap Portfolio, Class O                    $95    $136    $167    $259
Alger MidCap Growth Portfolio, Class O                       $95    $136    $167    $259
American Century VP Income & Growth                          $95    $136    $167    $259
American Century VP Value                                    $95    $136    $167    $259
FTVIPT Templeton  Foreign  Securities Fund Class 2
(formerly International Securities Fund Class 2)             $95    $136    $167    $259
MFS VIT Emerging Growth Series                               $95    $136    $167    $259
MFS VIT High Income Series                                   $23     $71    $121    $259
MFS VIT Investors Trust Series                               $23     $70    $120    $258
MFS VIT New Discovery Series                                 $24     $75    $129    $275
MFS VIT Total Return Series                                  $23     $70    $120    $257
Neuberger Berman AMT Guardian Portfolio                      $24     $73    $126    $268
Oppenheimer Global Securities Fund/VA                        $21     $64    $111    $238
Oppenheimer Main Street Growth & Income Fund/VA              $21     $65    $112    $241
Scudder VS I Capital Growth Portfolio Class A                $19     $58    $100    $217
Scudder VS I International Portfolio Class A                 $24     $74    $126    $269
Scudder VS I Money Market Portfolio                          $18     $57     $97    $211
Seligman Communications and Information Portfolio (Class 2)  $26     $79    $135    $288
Seligman Small-Cap Value Portfolio (Class 2)                 $28     $86    $146    $309
Summit Pinnacle Balanced Index Portfolio                     $20     $61    $105    $228
Summit Pinnacle Bond Portfolio                               $22     $68    $116    $250
Summit Pinnacle Nasdaq-100 Index Portfolio                   $20     $63    $108    $233
Summit Pinnacle Russell 2000 Small Cap Index Portfolio       $21     $66    $113    $243
Summit Pinnacle S&P MidCap 400 Index Portfolio               $20     $61    $105    $228
Summit Pinnacle S&P 500 Index Portfolio                      $19     $59    $101    $218
Summit Pinnacle Zenith Portfolio                             $23     $71    $121    $260

The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of Carillon Account as well as those of the Funds. The table does not reflect any deduction made for premium taxes that may be applicable (see page
25). THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT WILL BE PAID MAY BE GREATER OR LESSER THAN THOSE SHOWN.

VA II Example - If you annuitized at the end of the applicable time period or if you surrender your VA II Contract, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                            1 Year 3 Years 5 Years 10 Years
AIM V.I. Capital Appreciation Fund, Series I                  $24    $73    $124    $266
AIM V.I. Growth Fund                                          $24    $74    $126    $269
Alger Leveraged AllCap Portfolio, Class O                     $24    $75    $128    $273
Alger MidCap Growth Portfolio, Class O                        $24    $74    $126    $269
American Century VP Income & Growth                           $22    $68    $117    $250
American Century VP Value                                     $25    $76    $130    $278
FTVIPT Templeton Foreign Securities Fund Class 2
(formerly International Securities Fund Class 2)              $27    $82    $140    $296
MFS VIT Emerging Growth Series                                $24    $73    $125    $267
MFS VIT High Income Series                                    $24    $74    $127    $271
MFS VIT Investors Trust Series                                $24    $74    $126    $270
MFS VIT New Discovery Series                                  $26    $79    $135    $286
MFS VIT Total Return Series                                   $24    $74    $126    $269
Neuberger Berman AMT Guardian Portfolio                       $25    $77    $131    $280
Oppenheimer Global Securities Fund/VA                         $22    $68    $117    $250
Oppenheimer Main Street Growth & Income Fund/VA               $22    $69    $118    $253
Scudder VS I Capital Growth Portfolio Class A                 $20    $62    $106    $229
Scudder VS I International Portfolio Class A                  $25    $77    $132    $281
Scudder VS I Money Market Portfolio                           $19    $60    $104    $224
Seligman Communications and Information Portfolio (Class 2)   $27    $83    $141    $299
Seligman Small-Cap Value Portfolio (Class 2)                  $29    $89    $152    $320
Summit Pinnacle Balanced Index Portfolio                      $21    $65    $111    $240
Summit Pinnacle Bond Portfolio                                $23    $71    $122    $262
Summit Pinnacle Nasdaq-100 Index Portfolio                    $22    $66    $114    $245
Summit Pinnacle Russell 2000 Small Cap Index Portfolio        $23    $70    $119    $255
Summit Pinnacle S&P MidCap 400 Index Portfolio                $21    $65    $111    $240
Summit Pinnacle S&P 500 Index Portfolio                       $20    $62    $107    $230
Summit Pinnacle Zenith Portfolio                              $24    $74    $127    $272

The purpose of this table is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of Carillon Account as well as those of the Funds. The table does not reflect any deduction made for premium taxes that may be applicable (see page
25). THIS TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES THAT WILL BE PAID MAY BE GREATER OR LESSER THAN THOSE SHOWN.

# In the VA I example above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the Total Separate Account Annual Expenses and the Fund Annual Expenses shown above and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been converted to a percent by dividing the total amount of the fee collected during 2001 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts includes amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT

            The Union Central Life Insurance Company

[The following sentence appears in a box to the left of the next paragraph.]
We are a mutual insurance company.

We are a mutual insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The VA I Contract is available in all states; the VA II Contract is not available in Montana or Vermont as of May 1, 2002.

Carillon Account

[The following sentence appears in a box to the left of the next paragraph.]
Carillon Account is one of our separate accounts.

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.

[The following sentence appears in a box to the left of the next paragraph.]
Each Subaccount of Carillon Account invests in a different Fund
Portfolio.

Carillon Account has been divided into twenty-seven Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are mutual funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. The Funds and their investment advisers are:

Fund                        Investment Adviser
----                        ------------------
AIM Fund..................  A I M Advisors, Inc..
Alger American Fund.......  Fred Alger Management, Inc.
American Century Fund.....  American Century Investment Management, Inc.
Franklin Templeton Fund...  Templeton Investment Counsel, LLC.
MFS Fund..................  Massachusetts Financial Services Company
Neuberger Berman Fund.....  Neuberger Berman Management, Inc.
Oppenheimer Fund..........  OppenheimerFunds, Inc.
Scudder Fund..............  Deutsche Investment Management Americas, Inc.
Seligman Fund.............  J. & W. Seligman & Co. Incorporated

[The following sentence appears in a box to the left of the next section.]
Twenty-seven Portfolios currently are available.

Carillon Account invests in the:

o  AIM V.I. Capital Appreciation Fund, Series I and
   AIM V.I.. Growth Fund, Series I, of AIM Fund;
o Leveraged AllCap Portfolio, Class O and MidCap Growth Portfolio, Class O, of Alger American Fund;
o  VP Income & Growth and Value Portfolios of American
   Century Fund;
o  Templeton Foreign Securities Class 2 Portfolio
   (formerly International Securities Class 2 Portfolio) of Franklin Templeton Fund;
o  VIT Emerging Growth, High Income, Investors Trust,
   New Discovery and Total Return Series of MFS Fund;
o  AMT Guardian Portfolio of Neuberger Berman Fund;
o Global Securities Fund/VA and Main Street Growth & Income Fund/VA of Oppenheimer Fund;
o Capital Growth and International Portfolios (Class A), and Money Market Portfolio, of Scudder Fund;
o Communications and Information Portfolio (Class 2) and Small-Cap Value Portfolio (Class 2) of Seligman Fund; and
o Balanced Index, Bond, Nasdaq-100 Index, Russell 2000 Small Cap Index, S&P MidCap 400 Index, S&P 500 Index, and Zenith Portfolios of Summit Fund.

Each Fund has one or more additional Portfolios that are not available through the Contract. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The AIM V.I. Capital Appreciation Fund, Series I seeks growth of capital through investment in common stocks the portfolio managers believe are likely to benefit from new or innovative products, services, or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

The AIM V.I. Growth Fund, Series I seeks long-term growth of capital primarily by investing principally in seasoned and better-capitalized companies considered to have strong earnings momentum.

The Alger American Leveraged All Cap Portfolio, Class O seeks long-term capital appreciation. Under normal circumstances, the Portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Alger American MidCap Growth Portfolio, Class O seeks long-term capital appreciation by focusing on midsized companies with promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

The American Century VP Income & Growth Fund seeks capital appreciation by investing in common stocks. Income is a secondary objective. The Portfolio selects its investments primarily from the largest 1,500 publicly traded U.S. companies.

The American Century VP Value Fund seeks long-term capital growth, with income being a secondary objective. The Portfolio invests primarily in stocks of well-established companies that the portfolio managers believe are undervalued at the time of purchase.

The FTVIPT Templeton Foreign Securities Fund (Class 2) (formerly FTVIPT Templeton International Securities Fund (Class 2)) seeks long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in foreign securities, including emerging markets.

The MFS VIT Emerging Growth Series seeks to provide long-term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

The MFS VIT High Income Series seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The MFS High Income Portfolio may invest up to 100% of its assets in lower-rated bonds commonly known as junk bonds. BEFORE ALLOCATING ANY PORTION OF NET PREMIUMS TO THE SUBDIVISION CORRESPONDING TO THIS PORTFOLIO, OWNERS SHOULD READ THE RISK DISCLOSURE IN THE ACCOMPANYING PROSPECTUS FOR THE MFS HIGH INCOME SERIES.

The MFS VIT Investors Trust Series seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities and seeks to generate 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

The MFS VIT New Discovery Series seeks capital appreciation by, under normal market conditions, investing at least 65% of its total assets in equity securities of emerging growth companies.
Its focus is on small emerging growth companies.

The MFS VIT Total Return Series seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The series is a "balanced fund" and invests in a combination of equity and fixed income securities.

The Neuberger Berman AMT Guardian Portfolio seeks long-term growth of capital; current income is a secondary goal. The
Portfolio invests mainly in common stocks of large companies.

The Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation by investing a substantial portion of assets in common stocks of U.S. and foreign companies.

The Oppenheimer Main Street Growth & Income Fund/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. It invests mainly in common stocks of U.S. companies.

The Scudder VS I Capital Growth Portfolio Class A seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests principally in common stocks of established U.S. companies with large market capitalization.

The Scudder VS I International Portfolio Class A seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity investments.

The Scudder VS I Money Market Portfolio seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. It does this by investing exclusively in high quality short-term securities. Money market funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that this Portfolio will maintain a stable net asset value per share.

The Seligman Communications and Information Portfolio (Class 2) seeks capital gain by investing at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalents, in securities of companies operating in the communications, information and related industries.

The Seligman Small-Cap Value Portfolio (Class 2) seeks long-term capital appreciation by generally investing at least 80% of its total assets in the common stocks of companies with small market capitalization (up to $2 billion) at the time of purchase by the Portfolio, and believed to be undervalued either historically, by the market, or by other investment managers.

The Summit Pinnacle Balanced Index Portfolio seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Lehman Brothers Aggregate Bond Index.

The Summit Pinnacle Bond Portfolio seeks as high a level of current income as is consistent with reasonable investment risk by investing primarily in long-term, fixed-income investment-grade corporate bonds.

The Summit Pinnacle Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The Portfolio invests primarily in stocks of companies listed in the Nasdaq-100 Index, as well as futures contracts relating to those stocks.

The Summit Pinnacle Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.
 The Portfolio invests primarily in stocks of companies listed in the Russell 2000 Index, as well as futures contracts relating to those stocks.

The Summit Pinnacle S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P
MidCap 400 Index.

The Summit Pinnacle S&P 500 Index Portfolio seeks investment results that correspond to the total return performance of U.S.
common stocks, as represented by the Standard & Poor's 500
Composite Stock Index.

The Summit Pinnacle Zenith Portfolio seeks long-term appreciation of capital by investing in common stocks and other equity securities with values that are not fully recognized by the market.

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paragraph.]
Portfolio performance is NOT guaranteed.

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED
OBJECTIVE.   Additional information about the investment
objectives and policies of the Portfolios can be found in the current Fund prospectuses which are attached to this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

Additions, Deletions or Substitutions of Investments

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paragraph.]
We may add, delete or modify the Portfolios available under the Contract.

We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to surrender the Contract without the imposition of any withdrawal charge. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

In the event of any such substitution or change, we may, by appropriate endorsement, make corresponding changes in the Contracts. If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.

THE CONTRACT

Purchasing a Contract

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paragraph.]
Minimum premium payments, after the initial premium, are $25 for Qualified Contracts and $50 for Nonqualified Contracts.

You can purchase a VA I Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives; a VA II Contract requires an initial premium of $25,000. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt.

Premiums

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paragraph.]
Subsequent premiums may be made at any time.

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. We may waive the maximum but a waiver in one instance does not constitute a waiver for any additional premiums.

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paragraph.]
If you own a VA I Contract and stop making premium payments and have a small accumulation value, we may terminate your Contract.


If you own a VA I Contract and pay no premiums for two consecutive Contract Years (three if you live in New York), we may cancel your Contract and return its accumulation value (minus the administration fee and surrender charge, if applicable) but only if:

  o the accumulation value is less than $2,000 at the end of the two-year period (three in New York);

  o the total premium paid, less any partial surrenders, is less than $2,000; and

  o we have given you at least 30 days notice to pay an additional premium to prevent cancellation.

Your premiums will be allocated among the twenty-eight Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.

Crediting of Accumulation Units

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paragraph.]
Accumulation units are used to measure the value of your Variable
Account subdivisions.

We credit premiums that you allocate to your Variable Account to your Contract in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each subdivision of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of Carillon Account for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited when the application is accepted.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all subdivisions of the Variable Account. The value in a subdivision equals the number of Accumulation Units credited to that subdivision times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 29.

Value of Accumulation Units

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paragraph.]
The values of accumulation units vary with the performance of corresponding Portfolios. The values of accumulation units are computed at the close of business on each "valuation date."

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except:

o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day, Presidents'
   Day, Good Friday, Memorial Day, Independence Day
   (observed), Labor Day, Thanksgiving Day, and Christmas
   Eve); and

o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation
Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A)   is:
   o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
   o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
   o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and

(B)   is:
   o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
   o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C)   is:
   o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.00003% for a one-day valuation period.

Self-Service Access to Information and Services

You will be able to review information and request service on-line concerning your Contracts in two ways, through the IRIS automated telephone system at 1-877-944-4747, or by visiting our website, www.unioncentral.com. From the home page, click on "For Our Clients," and then click on "VA/VUL Information," and then
click on "IRIS-Online Logon."   To access either system, you will
need a Contract number and a PIN (personal identification number). When you buy a Contract, you will be advised of your PIN by letter. If you already own a Contract, you can obtain a PIN from our customer service representatives at 1-800-319-6902.

Once you have logged on to the IRIS automated telephone system or IRIS-Online, you will be able to perform the functions described below:

   o  choose electronic delivery of certain future mailings
      (this feature available only online)
   o  check Contract values
   o  verify address and beneficiary information
      (this feature available only online)
   o  transfer balances among Subaccounts
   o  change your allocation of future premiums
   o  request a statement
   o request service forms (this feature available only on automated phone system)
   o  change your PIN.

Transfers

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paragraph.]
During the Pay-in Period, you may make 6 free transfers per Contract Year from or among the Variable Account subdivisions.
Additional transfers cost $10 each. Transfers from the Guaranteed Account in VA I Contracts are subject to restrictions.

During the Pay-in Period, you may transfer amounts among subdivisions of your Contract's Variable Account or between the Guaranteed Account and subdivisions of the Variable Account. If you own a VA II Contract, your transfer right is unrestricted. If you own a VA I Contract, you may transfer up to the greater of:

   o  20% of the value of the Guaranteed Account (as
      of the first day of the Contract Year), or
   o  $1,000

to one or more subdivisions of the Variable Account each Contract Year. For both VA I and VA II Contracts, there is no maximum on amounts that may be transferred out of a subdivision of the Variable Account. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to six free transfers each Contract Year. However, we will impose a transfer fee (currently $10 and guaranteed not to exceed $15) for each transfer in excess of six. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone instructions which specify in detail the requested changes. Transfers from subdivisions of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Subaccount on any one day to 1% of the previous day's total net assets of that Subaccount if we or the Subaccount in our discretion, believe that the Subaccount might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone requests in the order received. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Certain third parties may offer you asset allocation or timing services for your Contract. Fees you pay for such asset allocation or timing services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Administrative Practices Regarding Transfers: All transfers among subdivisions of your Contract will be processed to receive the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all electronic transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing.
CAUTION: We will act on instructions from anyone who provides the PIN; we will not be able to verify that the person providing electronic transfer instructions via the IRIS automated telephone system or IRIS-online is you or is authorized by you

Telephone Transfers: You are eligible to make transfers pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

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paragraph.]
You may make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between 9:00 a.m. and 3:30 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and your PIN or other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and PIN or other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Carillon Investments, Inc. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or tape recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.
We reserve the right to modify, suspend or discontinue the telephone transfer privilege at any time and without prior notice.

Special Transfers - Dollar Cost Averaging

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paragraph.]
You may pre-arrange certain types of transfers, including ones in connection with Dollar Cost Averaging, Portfolio Rebalancing and
Interest Sweep programs.

We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among subdivisions of the Variable Account. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Scudder VS I Money Market subdivision to other subdivisions of your Variable Account until the amount in your Scudder VS I Money Market subdivision is exhausted. If you own a VA II Contract, you may also use the Guaranteed Account as your source account. The minimum amount of a DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to six transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.
 There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application.

Portfolio Rebalancing Plan

If you have at least $5,000 in your Variable Account, you may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application) the percentage levels you would like to maintain among the subdivisions of your Variable Account. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance the subdivisions of your Variable Account to maintain the indicated percentages by transfers among the subdivisions. The entire value of the subdivisions of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio
Rebalancing Plan at any time.

Interest Sweep Plan

If you have at least $5,000 in the Guaranteed Account, you may elect (in your application or by separate application) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subdivisions of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

Surrenders

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paragraph.]
Full or partial surrenders give you access to your Contract's accumulation values. Surrender charges and penalty taxes may apply to some surrenders.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period prior to the death of the Annuitant (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from a VA II Contract are not subject to surrender charges or annual administration fees. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 29. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans," page 32.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders of VA I Contracts will be subject to surrender charges described below (at page 23). Under certain circumstances, surrenders of VA I and VA II Contracts may be subject to a 10% tax penalty.

The full administration fee will also be deducted from a VA I
Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and administration fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You should designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.

Personal Income Plan

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paragraph.]
Personal Income Plans allow you to pre-arrange surrenders.

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your accumulation value in a VA I Contract (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.

CHARGES AND OTHER DEDUCTIONS

Administration Fees

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paragraph.]
You pay a $30 administration fee each Contract Year during the Pay-in Period for a VA I Contract if your accumulation value is less than $25,000.

During the Pay-in Period, if you own a VA I Contract, we will deduct an administration fee of $30 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract and Variable Account. The annual administration fee will be waived for: (1) any year in which the accumulation value of your VA I Contract is $25,000 or more on the last day of that Contract Year, and (2) all VA II Contracts without regard to accumulation value. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the accumulation value of your VA I Contract is $25,000 or more on the date of surrender.

We also deduct a daily administrative expense charge at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction also is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge

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paragraph.]
We deduct daily asset-based charges of 0.25% for administering the Contracts and Carillon Account and 1.00% (VA I) or 1.20% (VA
II) for assuming certain mortality and expense risks. We may increase the mortality and expense risk charge to as much as 1.70%.

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.00% of each Contract's Variable Account for a VA I Contract, and 1.20% of each Contract's Variable Account for a VA II Contract. THIS CHARGE MAY INCREASE BUT WE GUARANTEE THAT IT WILL NEVER BE MORE THAN 1.70%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should an Annuitant die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.

Surrender Charge (Contingent Deferred Sales Charge) for VA I
Contracts

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paragraph.]
Surrender charges may be deducted upon surrenders of VA I
Contracts. 10% of your accumulation value may be withdrawn each Contract Year without a surrender charge. Aggregate surrender charges will never exceed 9% of aggregate premiums paid.

If you surrender your VA I Contract in the first eight Contract
Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

Contract Year of Surrender    1   2   3   4   5   6   7   8
Thereafter
Applicable Surrender Charge   7%  7%  6%  5%  4%  3%  2%  1%
0%

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your VA I Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, VA I Contract PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders of VA I Contracts will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Carillon Investments, Inc.
 The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 31.

Terminal Illness/Confinement

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paragraph.]
If state law allows, we will waive surrender charges if your surrender is because you have a terminal illness or are confined to a "qualified" health care institution.

Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of a VA I Contract in the event of (1) or (2) below:

(1) The Contract Owner becomes confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:

   o The Contract Owner must be a natural person (not a trust, corporation, or other legal entity).
   o The Contract Owner must have been an owner of the Contract continuously since the Contract Date.
   o The Contract Owner was not confined in a qualified institution at any time during the 60 day period just prior to the Contract Date.
   o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

   o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
      o  medical treatment is available on a daily basis; and
      o  daily medical records are kept for each patient.

(2) The Contract Owner contracts a terminal illness after the Contract Date, subject to the following:

   o The Contract Owner must be a natural person (not a Trust, Corporation, or other legal entity).
   o The Contract Owner must have been an owner of the Contract continuously since the Contract Date.
   o  The Contract Owner has less than 12 months to live.
   o We must receive a written request for full or partial surrender together with a certificate from the Contract Owner's attending physician stating the Contract Owner's life expectancy and any other proof we may require.

   o "Physician" means a medical doctor licensed in the United States who:
       o  is operating within the scope of that license; and
       o is not the Contract Owner and is not related to the Contract Owner.

Other Waivers or Reductions of Surrender Charge

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paragraph.]
The surrender charge may be reduced in certain circumstances, including in connection with sales to groups or upon certain types of exchanges.

The surrender charge may be reduced in certain instances where a large number of VA I Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the VA I Contracts results in the issuance of a number of VA I Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in VA I Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for VA I Contracts where the premium is a result of a transfer to or from:

   o another VA I Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
   o a certificate (account) under certain of our group retirement annuity contracts, or
   o certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a VA I Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another VA I Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:

   o  at the Maturity Date,
   o  when a total surrender occurs, or
   o  when premiums are paid.

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

Fund Expenses

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paragraph.]
The Funds pay investment advisory fees and other expenses.

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses and summarized in the table on page 9.

                    BENEFITS UNDER THE CONTRACT

Death Benefits

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paragraph.]
During the Pay-in Period, a death benefit at least equal to premiums paid (less surrenders and related surrender charges) will be paid to the Beneficiary upon the death of the Owner who is the Annuitant.

Under the terms of our older Contract, if the Annuitant is the Contract Owner and dies during the Pay-in Period, or if the Annuitant dies during the Pay-in Period while the Contract Owner is living, then a death benefit will be paid to the Beneficiary. Under the terms of our newer Contract, if the Annuitant is the Contract Owner and dies during the Pay-in Period, then a death benefit will be paid to the Beneficiary, but if the Contract Owner is not the Annuitant, and the Annuitant dies during the Pay-in Period, the Contract Owner will be treated as the Annuitant. Please consult your Contract to determine which provision applies to you.

Subject to state insurance law, the death benefit will be the greater of:

   o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or

   o the Contract's accumulation value on the date we receive Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

Until we receive Due Proof of Death, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period.

If your spouse is your sole Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's beneficiary rights under federal tax laws.

Under the terms of our older Contract, if a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to the Contract Owner's estate or to a successor Contract Owner. However, if the Contract Owner's spouse is the sole designated Beneficiary under the Contract, that spouse may elect to become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner, or the spouse may elect to be paid as a beneficiary.

Under the terms of our newer Contract, if a Contract Owner dies during the Pay-In Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to the Contract Owner's Beneficiary. However, if the Contract Owner's spouse is the sole designated Beneficiary under the Contract, that spouse may elect to become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner, or the spouse may elect to be paid as a beneficiary.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 27.

Annuity Benefit Payments

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paragraph.]
You select the Maturity Date (when you stop paying premiums and start receiving annuity benefit payments) and may change it subsequently by giving us 30 days written notice.

Maturity Date-You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:

   o at least one month after the Contract Date (thirteen months after in New Jersey and New York);

   o  the first day of a calendar month; and

   o no later than the Annuitant's 95th (85th in New York and Pennsylvania) birthday (particular retirement plans may impose additional limitations).

Type of Income Payments-You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.

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paragraph.]
You select a fixed or variable annuity benefit payment option at least 30 days prior to the Maturity Date.

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of the Guaranteed Account and a variable annuity with the proceeds of the Variable Account. The first variable annuity benefit payment will be based on the allocation of the Variable Account among the subdivisions.

If you select a variable annuity, the amount of the first monthly annuity benefit payment will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments-The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccount you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:

   o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and

   o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those payments cannot be predetermined.

If the total accumulation value to be applied to an annuity benefit option is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected is less than $50 ($20 in New
York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually.

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paragraph.]
A variety of annuity benefit payment options are available, including ones in which you receive payments for life or for the longer of life or a specified number of years and ones based on a single life or on the joint lives of two or more people.

Annuity Benefit Payment Options-You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity-

   o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

   o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

   o  10-Years Certain. We will make payments for at least
      10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

   o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain. The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity-

   o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant.
      It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

   o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant.
      Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of the settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity option table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                      THE GUARANTEED ACCOUNT

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paragraph.]
Interests in the Guaranteed Account are not securities and Union
Central is not an investment company.

PREMIUMS ALLOCATED TO THE GUARANTEED ACCOUNT AND TRANSFERS TO THE GUARANTEED ACCOUNT BECOME PART OF OUR GENERAL ASSETS, WHICH SUPPORT OUR INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS UNION CENTRAL REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER UNION CENTRAL NOR ANY INTERESTS IN OUR GENERAL ASSETS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND IT IS UNDERSTOOD THAT THE SEC STAFF HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACT AND UNION CENTRAL, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. For complete details regarding the fixed portion, see the Contract itself.

General Description

The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to separate investment accounts such as Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.

Guaranteed Account Accumulations

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paragraph.]
We guarantee that amounts you allocate to the Guaranteed Account will accumulate at a rate of at least 3.00% per year. We may credit more than 3.00% interest at our discretion.

We guarantee that we will credit interest to the Guaranteed Account at an effective rate of at least 3.0% per year compounded annually. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. Generally, the current interest rate paid on the Guaranteed Account of VA II Contracts will be lower than the current rate paid on the Guaranteed Account of VA I Contracts. ANY INTEREST CREDITED TO THE GUARANTEED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED RATE OF 3.0% PER YEAR WILL BE DETERMINED IN OUR SOLE DISCRETION.

We guarantee that, during the Pay-in Period, the Guaranteed
Account of the Contract will be at least equal to:

   o the total of all net premiums allocated to the Guaranteed Account; plus

   o  the total of all amounts transferred to the Guaranteed
      Account from the Variable Account; minus

   o the total of all amounts transferred from the Guaranteed Account to the Variable Account (including the transfer fee); minus

   o the total of any administration fees attributable to the Guaranteed Account; minus

   o  the total of all partial surrenders from the Guaranteed
      Account (including any surrender charge); plus

   o interest accumulated in the Guaranteed Account (the minimum guaranteed annual effective interest rate is 3.0%).

Fixed Annuity Benefit Payments

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paragraph.]
Fixed annuity benefit payments are based on interest credited at a guaranteed 4.00% rate.

A fixed annuity is an annuity with benefit payments that have a dollar amount that is fixed and guaranteed by the insurance company issuing the contract. The amount of the annuity benefit payments will be determined by applying the Guaranteed Account to rates at least as favorable as those in the applicable annuity option table in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity option tables contained in the Contract are based on a 4.0% interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends only on the annuity benefit option elected, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

Surrenders

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paragraph.]
You may surrender all or part of your Guaranteed Account during the Pay-in Period, but we may delay paying your surrender proceeds for up to 6 months.

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 21.

Transfers

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paragraph.]
Transfers from the Guaranteed Account to the Variable Account may be made during the Pay-in Period. No more than the greater of 20% of your Guaranteed Account (as of the first day of the Con-tract Year) or $1,000 may be so transferred in a Contract Year in a VA I Contract.

Amounts may be transferred among subdivisions of a Contract's
Variable Account, or between the Guaranteed Account and subdivisions of the Variable Account, at any time during the Pay-in Period. During the Pay-in Period, if you own a VA I Contract, you may transfer up to the greater of

   o  20% of the value of your Guaranteed Account
      (as of the first day of the Contract Year), or
   o  $1,000

to one or more subdivisions of your Variable Account each
Contract Year.  There are no limits on the amount you may
transfer out of the Guaranteed Account if you own a VA II
Contract. The minimum amount that may be transferred is $300, or
if less, the entire amount in the Investment Option.   No
transfers may be made with respect to fixed annuity benefit payments.

GENERAL MATTERS

Designation of Beneficiary

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paragraph.]
You designate a Beneficiary to receive benefits upon the death of the Annuitant.

The Beneficiary is the person you designate as such in your application and is the person or persons to whom benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary while the Annuitant is living by providing us with written notice. Any change will be effective at the time you signed it, whether or not the Annuitant is living when we receive the change. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

20-Day Right to Examine Contract

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paragraph.]
In the first 20 days after you receive your Contract, you may return it and receive a refund from which surrender charges are not deducted.

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 20 days of receipt. You will then receive a full refund of any premium paid or in certain states the Contract's accumulation value.

Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at
(513) 595-2728, or writing c/o Annuity Administration, P.O. Box
40888, Cincinnati, Ohio 45240.

Contract Owner's Reports

Each calendar year quarter you will be sent a report at your last known address showing, as of the end of the current report period: accumulation value; cash value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also be sent an annual and a semi-annual report for each Portfolio underlying a subdivision to which you have allocated accumulation value, including a list of the securities held in each Portfolio. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, portfolio rebalancing, dollar cost averaging, and interest sweeps.
Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

                     FEDERAL TAX MATTERS

Introduction

The following discussion is general and is not intended as tax advice. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We make no representation about the likelihood of continuation of these federal income tax laws or of the current interpretations by the IRS. Moreover, we have made no attempt to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Contract's accumulation value, on annuity benefit payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on our tax status, and on other factors. Any person concerned about these tax implications should consult a competent tax adviser.

Tax Status of Contracts

The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Code.

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paragraph.]
Gains inside an annuity contract are usually tax-deferred (if the contract owner is a natural person) until there is a surrender or receipt of annuity benefit payments or a death benefit payment.
When taxed, those gains are taxed as ordinary income.

We believe that an annuity owner generally is not taxed on increases in the value of an annuity contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrenders), as annuity benefit payments under the annuity option elected, or as a death benefit payment. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity benefit payment or lump-sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender under Qualified Contracts, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." Any additional amount withdrawn is not taxable. The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which is not excluded from the individual's gross income. For Contracts issued in connection with tax-qualified plans, the "investment in the contract" can be zero. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a surrender under Nonqualified Contracts, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity benefit payment under the Contract is generally taxed on the portion of that payment that exceeds the investment in the Contract. For variable annuity benefit payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed annuity benefit payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the contract until the investment in the contract is recovered; the remainder of each payment is taxable. Once the investment in the contract is recovered, the entire amount of each payment is taxable.

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paragraph.]
A 10% penalty tax may apply to gains distributed in a surrender prior to age 59 1/2.

There may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income. Common exceptions to the penalty tax are for surrenders

   o  made on or after age 59 1/2,
   o  made as a result of death or disability, or
   o received in substantially equal installments as a life annuity.

Other exceptions may apply.

A transfer of ownership of an annuity contract, or designation of an annuitant who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. If you are contemplating any such transfer or assignment of your Contract, you should contact a competent tax adviser with respect to its potential tax effects.

[The following sentence appears in a box to the left of the next paragraph.]
Federal income tax withholding provisions may apply to certain distributions.

Distributions from tax-sheltered annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Code. Withholding for federal income taxes on annuity payments or distributions from Nonqualified Contracts is required unless the recipient elects not to have any such amounts withheld and properly notifies us of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.

Qualified Plans

[The following sentence appears in a box to the left of the next paragraph.]
You should seek legal and tax advice prior to purchasing the Contract for use in a qualified plan.

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a Section 403(b) annuity may not begin before the employee attains age 59 1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

Corporate Pension and Profit-Sharing Plans.  Sections 401(a) and
403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the IRS, is adopted and implemented by the employer.

State and Local Government Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.

Texas Optional Retirement Program Restrictions

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:

   o termination of employment in the Texas public institutions of higher education,
   o  retirement, or
   o  death.

Accordingly, a participant in the ORP, or the participant's
estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract
can be surrendered   .

DISTRIBUTION OF THE CONTRACTS

We pay brokers to sell the Contracts.
Carillon Investments, Inc. ("Carillon Investments," a wholly-owned subsidiary of Union Central whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240), is the principal underwriter of the Contracts. Carillon Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. For VA I Contracts, we will pay Carillon Investments an amount no more than 6% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. When the surrender charges are reduced, the amount paid to Carillon Investments will be less than 6% of premiums. For VA II Contracts, we will pay Carillon Investments an amount no more than 1.00% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation.
 Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may vary, will be made by us or Carillon Investments out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your Contract. We expect the sales charges described in this prospectus (see "Charges and Other Deductions," page 22) to reimburse us for these costs.

VOTING RIGHTS

[The following sentence appears in a box to the left of the next paragraph.]
You instruct us how to vote Fund shares

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a subdivision by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder
meeting.   We will vote Fund shares held in Carillon Account as
to which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

                         PERFORMANCE DATA

From time to time we may publish advertisements containing total return performance data relating to the Subaccounts of Carillon Account (including graphs, charts, tables and examples depicting that data). All performance data quoted represents only historical performance and is not intended to indicate future performance of the Subaccounts.

Total return for a Subaccount is the sum of all the Subaccount's earnings plus any changes in the value of its assets, reduced by all expenses accrued during a measuring period, expressed as a percentage of the amount invested for a one-year period. The total return figures advertised are average annual total returns for periods of one year and, when applicable, five years and ten years, and since inception of the Subaccounts. Total return omitting the effect of surrender charges may also be advertised for the same and other periods, to illustrate VA II Contract returns, as well as change in the value of the Variable Account of a VA I Contract during times when there is no surrender. Total return omitting the effect of charges not reflected in Accumulation Unit Values (surrender charges and the portion of the annual administration fee attributable to the Subaccount whose return is shown) may also be advertised for the same and other periods, usually in comparison with certain unmanaged market indices. Total return (whether including or excluding the effects of the charges described above) also may be shown in some advertisements on a cumulative basis.

                    FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-999-1840.

         APPENDIX A (Accumulation Unit Values)

               ACCUMULATION UNIT VALUES
    (for a unit outstanding throughout the period)*

                                              Year ended December 31,
                                    2001       2000       1999        1998      1997
AIM VARIABLE INSURANCE FUNDS
CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-VA I         $9.30     $12.27   $10.00(3)
Number of accumulation
   units outstanding,
   end of period-VA I            1,052,236  1,124,278   610,330(6)
Accumulation unit value-VA II        $6.18   $8.17(7)
Number of accumulation
   units outstanding,               49,993     36,622
   end of period-VA II

GROWTH SUBACCOUNT
Accumulation unit value-VA I         $4.85   $7.43(6)
Number of accumulation
   units outstanding,
   end of period-VA I              181,579    117,890
Accumulation unit value-VA II        $4.90   $7.52(7)
Number of accumulation
   units outstanding,               20,821     15,626
   end of period-VA II

ALGER AMERICAN FUND
LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-VA I      $9.24(8)
Number of accumulation
    units outstanding,
   end of period-VA I                5,254
Accumulation unit value-VA II     $9.23(8)
Number of accumulation
   units outstanding,                1,361
   end of period-VA II

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-VA I      $9.68(8)
Number of accumulation
   units outstanding,
   end of period-VA I               19,189
Accumulation unit value-VA II     $9.67(8)
Number of accumulation
   units outstanding                 1,406
   end of period-VA II

AMERICAN CENTURY
VARIABLE PORTFOLIOS, INC.
INCOME & GROWTH SUBACCOUNT
Accumulation unit value-VA I         $8.17   $9.03(6)
Number of accumulation
   units outstanding,
   end of period-VA I               59,728     37,261
Accumulation unit value-VA II        $8.31   $9.20(7)
Number of accumulation
   units outstanding,               15,581          0
   end of period-VA II

VALUE SUBACCOUNT
Accumulation unit value-VA I        $13.40  $12.03(6)
Number of accumulation
   units outstanding,
   end of period-VA I              341,588     35,931
Accumulation unit value-VA II       $13.59  $12.22(7)
Number of accumulation
   units outstanding,               35,167      6,794
   end of period-VA II

                ACCUMULATION UNIT VALUES
     (for a unit outstanding throughout the period)*
                        Year ended December 31,

                               2001       2000       1999       1998       1997       1996
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
TEMPLETON FOREIGN SECURITIES
SUBACCOUNT (FORMERLY
INTERNATIONAL SECURITIES)
Accumulation unit value-VA I      $11.42     $13.76    $11.727    $10.893  $10.000(5)
Number of accumulation
   units outstanding,
   end of period-VA I            479,534    515,425    516,736    466,880    266,657
Accumulation unit value-VA II      $7.99   $9.65(7)
Number of accumulation
   units outstanding,              8,399      3,300
   end of period-VA II

MFS VARIABLE INSURANCE TRUST
EMERGING GROWTH SUBACCOUNT
Accumulation unit value-VA I      $14.96     $22.77    $16.431    $12.409  $10.000(5)
Number of accumulation
   units outstanding,
   end of period-VA I          1,863,345  2,203,282  1,778,952    855,018    224,193
Accumulation unit value-VA II      $5.36   $8.17(7)
Number of accumulation
   units outstanding,             75,635     39,042
   end of period-VA II

HIGH INCOME SUBACCOUNT
Accumulation unit value-VA I      $11.69     $11.60    $11.961    $12.139    $10.841  $10.000(2)
Number of accumulation
   units outstanding,
   end of period-VA I            536,804    546,223    569,104    442,315    269,398   108,723
Accumulation unit value-VA II      $9.30   $9.24(7)
Number of accumulation
   units outstanding,             45,249     15,706
   end of period-VA II

INVESTORS TRUST SUBACCOUNT
Accumulation unit value-VA I      $15.12     $18.22    $17.531    $14.521    $11.352  $10.000(2)
Number of accumulation
   units outstanding,
   end of period-VA I          1,977,404  2,253,751  2,643,372  1,960,448  1,002,705   425,068
Accumulation unit value-VA II      $8.17   $9.86(7)
Number of accumulation
   units outstanding,             21,233     14,024
   end of period-VA II

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class1     $8.96   $9.55(6)
Number of accumulation
   units outstanding,
   end of period-VA I            170,528    108,257
Accumulation unit value-VA II      $8.41   $8.98(7)
Number of accumulation
   units outstanding,             32,285     20,704
   end of period-VA II

TOTAL RETURN SUBACCOUNT
Accumulation unit value-VA I      $11.08     $11.19  $10.00(3)
Number of accumulation
   units outstanding,
   end of period-VA I            314,618    196,353    141,613
Accumulation unit value-VA II     $11.09  $11.22(7)
Number of accumulation
   units outstanding,             43,802      3,736
   end of period-VA II

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST
GUARDIAN SUBACCOUNT
Accumulation unit value-VA I       $9.34   $9.60(6)
Number of accumulation
   units outstanding,
   end of period-VA I            126,870     47,444
Accumulation unit value-VA II      $9.40   $9.68(7)
Number of accumulation
   units outstanding,             19,419      1,893
   end of period-VA II

                  ACCUMULATION UNIT VALUES
      (for a unit outstanding throughout the period)*

                                      Year ended December 31,
                               2001       2000       1999       1998       1997
OPPENHEIMER
VARIABLE ACCOUNT FUND
GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-VA I       $8.36   $9.62(6)
Number of accumulation
   units outstanding,
   end of period-VA I             73,226     47,115
Accumulation unit value-VA II      $8.17   $9.42(7)
Number of accumulation
    units outstanding,            18,542      4,488
   end of period-VA II

MAIN STREET GROWTH
& INCOME SUBACCOUNT
Accumulation unit value-VA I       $8.04   $9.06(6)
Number of accumulation
   units outstanding,
   end of period-VA I            263,546    107,667
Accumulation unit value-VA II      $8.01   $9.04(7)
Number of accumulation
   units outstanding,             51,298     27,100
   end of period-VA II

SCUDDER VARIABLE SERIES I
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-VA I      $26.25     $32.96    $27.733    $22.803    $17.041
Number of accumulation
    units outstanding,
   end of period-VA I          2,035,301  2,478,523  2,505,505  2,278,985  1,896,320
Accumulation unit value-VA II      $6.88   $8.65(7)
Number of accumulation
   units outstanding,             36,315     17,322
   end of period-VA II

INTERNATIONAL SUBACCOUNT
Accumulation unit value-VA I      $16.27     $23.82     $20.18    $17.256    $16.054

Number of accumulation
 units outstanding,
   end of period-VA I          1,467,192  1,741,435  1,683,640  1,695,187  1,669,242
Accumulation unit value-VA II      $5.94   $8.72(7)
Number of accumulation
units outstanding,                42,867     30,783
   end of period-VA II

MONEY MARKET SUBACCOUNT
Accumulation unit value-VA I      $19.29     $18.80     $17.28    $16.627    $16.028
Number of accumulation
   units outstanding,
   end of period-VA I          1,140,682  1,050,647    695,976    489,588    433,296
Accumulation unit value-VA II     $10.49  $10.24(7)
Number of accumulation
units outstanding,             1,099,911    114,460
   end of period-VA II


                                      Year ended December 31,
                               1996       1995       1994       1993       1992
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-VA I     $14.394    $11.351    $12.749    $10.700    $10.000
Number of accumulation
    units outstanding,
   end of period-VA I          1,593,634  1,162,999    906,428    439,914     70,218
Accumulation unit value-VA II
Number of accumulation
   units outstanding,
   end of period-VA II

INTERNATIONAL SUBACCOUNT
Accumulation unit value-VA I     $14.192    $12.958    $13.259     $9.760    $10.000
Number of accumulation
 units outstanding,
   end of period-VA I          1,564,591  1,220,160  1,095,214    362,172     43,624
Accumulation unit value-VA II
Number of accumulation
units outstanding,
   end of period-VA II

MONEY MARKET SUBACCOUNT
Accumulation unit value-VA I     $15.468    $14.850    $14.526    $14.369    $14.122
Number of accumulation
 units outstanding,
   end of period-VA I            477,679    368,444    280,575    119,598    120,547
Accumulation unit value-VA II
Number of accumulation
units outstanding,
   end of period-VA II
                                      Year ended December 31,
                               2001       2000       1999       1998       1997
SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS & INFORMATION
       SUBACCOUNT
Accumulation unit value-VA I    $9.09(6)
Number of accumulation
   units outstanding,
   end of period-VA I             32,659
Accumulation unit value-VA II   $9.08(6)
Number of accumulation
   units outstanding,             13,721
   end of period-VA II

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value-VA I   $12.07(8)
Number of accumulation
   units outstanding,
   end of period-VA I             87,793
Accumulation unit value-VA II  $12.05(8)
Number of accumulation
   units outstanding,             19,340
   end of period-VA II


                ACCUMULATION UNIT VALUES
     (for a unit outstanding throughout the period)*

                                      Year ended December 31,
                               2001       2000       1999       1998       1997
SUMMIT MUTUAL FUNDS, INC.
BALANCED INDEX SUBACCOUNT
Accumulation unit value-VA I       $9.62     $10.18  $10.00(1)
Number of accumulation
   units outstanding,
   end of period-VA I          1,274,745  1,363,063  1,590,562
Accumulation unit value-VA II      $9.11    $9.67(7)
Number of accumulation
units outstanding,                31,621   10,426
   end of period-VA II

                                      Year ended December 31,
                               2001       2000       1999       1998       1997
BOND SUBACCOUNT
Accumulation unit value-VA I      $31.71     $30.05    $29.003    $27.584    $25.210
Number of accumulation
   units outstanding,
   end of period, VA I           826,083    722,402    840,552  1,011,680    766,722
Accumulation unit value-VA II     $10.96  $10.41(7)
Number of accumulation
units outstanding,               100,048     22,865
   end of period-VA II

                                      Year ended December 31,
                               1996       1995       1994       1993       1992
BOND SUBACCOUNT
Accumulation unit value-VA I     $23.865    $20.341    $20.977    $19.014    $17.921
Number of accumulation
 units outstanding,
   end of period, VA I           672,511    574,421    508,398    513,613    348,420
Accumulation unit value-VA II
Number of accumulation
units outstanding,
   end of period-VA II


NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-VA I       $4.06   $6.15(6)
Number of accumulation
units outstanding,
   end of period-VA I            756,790    342,818
Accumulation unit value-VA II      $4.07   $6.17(7)
Number of accumulation
units outstanding,                82,531     24,943
   end of period-VA II

RUSSELL 2000 SMALL CAP
 INDEX SUBACCOUNT
Accumulation unit value-VA I       $9.56   $9.54(6)
Number of accumulation
   units outstanding,
   end of period-VA I            419,734    122,306
Accumulation unit value-VA II      $9.37   $9.36(7)
Number of accumulation
   units outstanding,             50,050     10,306
   end of period-VA II

S&P MIDCAP 400 INDEX
     SUBACCOUNT
Accumulation unit value-VA I      $12.31     $12.62  $10.00(3)
Number of accumulation
units outstanding,
   end of period-VA I          1,030,616    706,111    264,810
Accumulation unit value-VA II     $10.38  $10.65(7)
Number of accumulation
   units outstanding,             82,291   33,010
   end of period-VA II

                                              Year ended December 31,
                               2001       2000       1999       1998       1997    1996
S&P 500 INDEX SUBACCOUNT
Accumulation unit value-VA I      $17.41     $20.12    $18.876    $14.878    $11.375 $10.00(2)
Number of accumulation
   units outstanding,
   end of period-VA I          4,298,346  4,914,336  4,969,188  3,469,857  2,041,455  869,681
Accumulation unit value-VA II      $7.82   $9.05(7)
Number of accumulation
   units outstanding,             79,733     33,307
   end of period-VA II
                                      Year ended December 31,
                               2001       2000       1999       1998       1997
ZENITH SUBACCOUNT
Accumulation unit value-VA I      $55.13     $50.18    $41.397    $49.527    $41.682
Number of accumulation
   units outstanding,
   end of period-VA I            933,267    962,488  1,334,722  2,575,127  2,907,000
Payout unit value-VA I            $55.13     $50.18     $41.72    $41.397    $49.527
Number of payout
   units outstanding,
   end of period-VA I              6,292      6,766      7,689      8,295      8,952
Accumulation unit value-VA II     $12.52  $11.42(7)
Number of accumulation
   units outstanding,
   end of period-VA II            36,626      1,604

                                      Year ended December 31,
                               1996       1995       1994       1993       1992
ZENITH SUBACCOUNT
Accumulation unit value-VA I     $33.969    $27.147    $26.628    $23.676    $21.491
Number of accumulation
   units outstanding,
   end of period-VA I          2,723,705  2,337,986  1,981,958  1,723,790  1,312,947
Payout unit value-VA I           $41.682    $33.969    $27.147
Number of payout
   units outstanding,
   end of period-VA I              9,142      9,796     10,476
Accumulation unit value-VA II
Number of accumulation
   units outstanding,
   end of period-VA II


*Due to changes in accounting practices, values are no longer calculated to the thousandth place, and "accumulation unit values at end of period" are no longer separately provided.

1 Commencement of operations was May 3, 1999. Assets of
  Carillon Capital subaccount were transferred to the Carillon Balanced Index Subaccount on October 29, 1999.
2 Commencement of operations was May 1, 1996.
3 Commencement of operations was May 3, 1999.
4 Commencement of operations was May 1, 1997.
5 Commencement of operations was May 3, 1999. Assets of
  American Century Capital Appreciation subaccount were transferred to the AIM Capital Appreciation subaccount on October 29, 1999.
6 Commencement of operations was May 1, 2000, with a
  beginning accumulation unit value of $10.00.
7 Commencement of operations was July 3, 2000, with a
  beginning accumulation unit value of $10.00.
8 Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.

            APPENDIX B--IRA DISCLOSURE STATEMENT

Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after January 1, 2002, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE-IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the IRS, or by obtaining Publication 590 from IRS by calling 1-800-829-FORM or going to the following internet address: www.irs.gov.

Seven-day Review Period

Under federal law, you have seven days after you sign your application to review this statement and the prospectus without obligation. You may have a longer period under state law. If you notify us or your sales representative either orally or in writing within the applicable period that you want to revoke your application, your entire purchase payment will be refunded to you. Our address and telephone number are as follows:

      The Union Central Life Insurance Company
      1876 Waycross Road
      Cincinnati, Ohio 45240
      Telephone: (513) 595-2728-8:15 a.m.- 4:30 p.m.
                                (Eastern Time Zone)
Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see A. below) you may make a contribution of up to the lesser of $3,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $3,000 for the taxable year.) However, a catchup contribution is allowed for you if you have attained age 50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $3,500 for the calendar year 2002. If you or your spouse is an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse is an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.

A. Active Participant
You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. Generally, you are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a tax-sheltered annuity arrangement, a 401(k) plan, a simplified employee pension plan (SEP), a SIMPLE plan, or a pension plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant in a retirement plan. (This includes Keogh/H.R. 10 plans.) Your Form W-2 for the year should indicate your participation status.

You are an active participant for a year even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as

   o an Armed Forces Reservist, for less than 90 days of active service; or
   o a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65.

Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)
If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the "Threshold Level," you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $34,000 for taxable years beginning in 2002. The Threshold Level if you are married and file a joint tax return is $54,000 for taxable years beginning in 2002, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $34,000 for 2002. The Threshold Level is established for future years as follows:

Joint Returns
                                   The applicable
For taxable years beginning in :   Threshold Level
--------------------------------------------------
      2002                           $54,000
      2003                           $60,000
      2004                           $65,000
      2005                           $70,000
      2006                           $75,000
      2007 and thereafter            $80,000
"Single" Returns

                                   The applicable
For taxable years beginning in :   Threshold Level
--------------------------------------------------
      2002                           $34,000
      2003                           $40,000
      2004                           $45,000
      2005 and thereafter            $50,000

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI-Threshold Level) is called your Excess AGI.
 The Maximum Allowable Deduction is $3,000 (or $3,500 if you have attained age 50).



You can estimate your Deduction Limit or calculate it as follows:


$10,000 - Excess AGI       Maximum
--------------------   X   Allowable    =   Deduction Limit
      $10,000              Deduction


You must round down the result to the next lowest $10 level (the next lower number which ends in zero). For example, if the result is $1,524, you must round it down to $1,520. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you are required to file your income tax return for such year (i.e., April 15 if you are a calendar-year taxpayer) not including extensions.

Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 25% of your compensation, but not more than $40,000 in 2002 (as adjusted for inflation). Under certain circumstances an employee may elect to have the employer make salary-reduction contributions to a SEP. For 2002, the maximum elective deferral is $11,000. However, a catchup contribution is allowed for individuals who have attained age 50. The maximum contribution limit is increased $1,000 to $12,000 for calendar year 2002. Employer contributions to a SEP-IRA are excludable from your gross income rather than being deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, an excise tax will be imposed on the excess for the tax year of contribution. The excise tax is equal to 6% of the excess contributions.

Once the excise tax has been imposed, an additional excise tax for the following tax year can be avoided if the excess is:

   o  withdrawn before the end of the following year, or
   o  treated as a current contribution for the following year.

No contribution may be made to your traditional IRA or no independent contribution by you to your SEP-IRA during or after the tax year in which you attain age 70 1/2.

Nondeductible Contributions

Even if you are above the Threshold Level and thus may not make a deductible contribution, you may still contribute up to the lesser of 100% of compensation or $3,000 (or $3,500 if you have attained age 50) to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including Form 8606 as a part of your tax return for the year. There is a $50 penalty for failure to file Form 8606, titled "Nondeductible IRA and Coverdell ESAs."

You may make a $3,000 contribution at any time during the year, if your compensation for the year will be at least $3,000 (or $3,500 if you have attained age 50), without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $3,000, and (b) the total of both spouses' gross income reduced by the amount contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $6,000 for the taxable year. However, a catchup contribution is allowed for your spouse if your spouse has attained age 50. If your spouse qualifies for the catchup contribution, your spouse's maximum contribution is increased $500 to $3,500 for calendar year 2002. Thus, the maximum contribution that can be made for you and your spouse's IRAs if you both have attained age 50 is $7,000 for the taxable year 2002.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your IRA for any tax year during which and after you attain age 70 1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70 1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA., a qualified plan, a Section 403(a) annuity, an eligible Section 457 governmental plan (provided it agrees to separately account for funds received from an eligible retirement plan) and another Section 403(b) annuity (TSA). Also, certain withdrawals made from such plans may be contributed to this traditional IRA. This transfer of funds from one traditional IRA to another eligible retirement plan is called a "rollover" IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another traditional IRA or other eligible plan within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA or other eligible plan also is permitted. Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TSA and HR-10 plans). Distributions from tax-sheltered annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Internal Revenue Code.
 Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includible in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA. In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includible in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to:

   o an amount equal to unreimbursed medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), or
   o amounts withdrawn to pay for medical insurance for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year, or
   o  surrenders for "qualified higher education expenses," or
   o a withdrawal up to $10,000 which is a "qualified first-time home distribution."

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. Such qualified higher education expenses may be incurred by you or your spouse, or any child or grandchild of you or your spouse. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution.
 However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59 1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraph, a 10% penalty tax will be imposed on the part of an excess contribution greater than the maximum contribution limit which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:

    Nondeductible
    Contributions
       Balance
-----------------------  X  Total Distributions = Nontaxable
(Year-end total of            (for the year)      Distribution
traditional IRA account                          (for the year)
balances + distribution
amount + outstanding
rollovers


To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA. This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions

A. Inadequate or Underdistribution-50% Tax
Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 of the calendar year following the calendar year in which you attain age 70 1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December 31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

B. Distribution Forms
By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:
   o  a single sum payment;
   o  equal or substantially equal payments over your life;
   o equal or substantially equal payments over the lives of you and your designated beneficiary;
   o equal or substantially equal payments over a specified period that may not be longer than your life expectancy;
      or
   o equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.

C. Death Benefits
If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

   o If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as elected under B.

   o If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

   o by December 31st of the year containing the fifth anniversary of your death; or

   o in equal or substantially equal payments over a period no longer than the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death. If, however, the beneficiary is your surviving spouse, then this disbursement is not required to begin
      before December 31st of the year    in which you would
      have turned 70 1/2.

Unless you otherwise elect prior to the commencement of disbursements under B or, if applicable, by the surviving spouse when you die before disbursements have commenced, life expectancies of you or your spouse beneficiary shall be recalculated annually for purposes of disbursements under B and
C. The life expectancy of a non-spouse beneficiary shall not be recalculated.

Prototype Status

The IRS reviewed the format of your IRA, and issued an opinion letter to us on May 19, 1986, stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the IRS. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

IRS regulations require us to report certain information to you with respect to the amount required to be distributed from your IRA for each calendar year after you attain age 70 1/2. (This reporting is not required with respect to IRAs of deceased owners. Also, this reporting is not required for Roth IRAs because there are no lifetime minimum distributions required for Roth IRAs.) These reporting requirements will take effect beginning with required minimum distributions for 2003.

In compliance with the regulations, we will furnish you with a statement of the amount of the required minimum distribution and the date by which such amount must be distributed. As an alternative, we may provide you with a statement that 1) informs you that a minimum distribution is required for the calendar year and the date by which such amount must be distributed and 2) includes an offer to furnish you, upon request, with a calculation of the amount of the required minimum distribution with respect to your IRA for that calendar year. Beginning with required minimum distributions for calendar year 2004, when we report this information to you we will also be required to report similar information to the IRS.

Part II.  SIMPLE-IRA

A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions.
 The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE-IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours. Any distribution of funds to you during this two-year period may be subject to a 25% additional tax as a premature distribution if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under
Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in
Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussion of those requirements.

Prototype Status

The IRS reviewed the format of your SIMPLE-IRA and issued an opinion letter to us on September 26, 1997, stating that your Contract qualifies as a prototype SIMPLE-IRA.

Part III.  Roth IRA

A Roth IRA must meet the requirements of Section 408A of the Code. The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in
Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $3,000 for your 2002 tax year. (The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $3,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age 70 1/2.

However, a catchup contribution is allowed for you if you have attained age 50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $3,500 for the calendar year 2002.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $3,000 (or $3,500 if you have attained age 50) limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the limit on annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year. Roth IRA contributions must be made no later than the time you file your income tax return for that year (i.e., April 15, if you are a calendar year taxpayer) with no extensions.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated beneficiary, the entire remaining interest will at your election, or if you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death; or
   (2) be distributed over the life expectancy of the designated beneficiary starting no later than December 31 of the year following your death. If distributions do not begin by the date described in
         (2) above, distribution method (1) will apply.

B. In the case of distribution method (A)(2) above, to determine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this Roth IRA, or delay distributions until you would have reached age
   70 1/2.

Taxation of Distributions

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution." A "qualified distribution" is one that is made after the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59 1/2 or totally disabled or to your beneficiary or your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be includible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

If, within the 5 year period starting with the year of a Conversion Contribution, any part of a withdrawal from this Roth
IRA is from the taxable part of an amount converted, the 10% tax on premature distributions applies, unless one of the exceptions applies.

For purposes of determining the correct tax treatment of withdrawals (other than the withdrawal of excess contributions and the earnings on them), the following rule sets forth the order of withdrawal:

   1. Regular contributions;
   2. Conversion Contributions, on a first-in-first-out basis, and then taken account of as the taxable portion first and then the nontaxable portion;
   3. Earnings on contributions.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA, for example, going from a Roth IRA to a traditional IRA. This is called recharacterizing the contribution.

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA.
It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. The contribution will not be treated as having been made to the second IRA unless the transfer includes any net earnings allocable to the contribution. After the transfer has taken place, you cannot change your election to recharacterize.

You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made. No deduction is allowed for the contribution to the first IRA and any net earnings transferred with the recharacterized contribution are treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent that any deduction was allowed with respect to the contribution to the first IRA.


Prototype Status

Your Roth IRA is deemed to meet the statutory requirement for a Roth IRA pursuant to IRS guidelines.

                    PART B


           INFORMATION REQUIRED IN A
      STATEMENT OF ADDITIONAL INFORMATION

                         CARILLON ACCOUNT


                                of

            THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road * Cincinnati, Ohio 45240 * 513-595-2600



             STATEMENT OF ADDITIONAL INFORMATION


May 1, 2002

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 2002, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.






                         TABLE OF CONTENTS


                                                           Page

Distribution of Contracts . . . . . . . . . . . . . . . . .B-2
Determination of Annuity Payments . . . . . . . . . . . . .B-2
Performance Data Advertising. . . . . . . . . . . . . . . .B-3
Federal Tax Matters . . . . . . . . . . . . . . . . . . . .B-6
Miscellaneous Contract Provisions . . . . . . . . . . . . .B-8
Custody of CA's Assets. . . . . . . . . . . . . . . . . . .B-9
Experts . . . . . . . . . . . . . . . . . . . . . . . . . .B-10
Financial Statements of CA and of Union Central (following B-10)

                   DISTRIBUTION OF CONTRACTS

     Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

     As underwriter of the Contracts, the following distribution fees were paid to Carillon Investments, Inc., by Union Central:

          Year       Amount
          ----     ----------
          2001     $1,852,782
          2000     $3,034,333
          1999     $3,015,423

     Union Central may periodically offer promotions to purchasers of Contracts, such as increasing the initial interest rate payable on the Union Central Guaranteed Account for purchasers who elect the dollar cost averaging program, and allowing new purchasers who elect the dollar cost averaging program to use the Guaranteed Account as a source account for the program. Any such promotion will be offered to all new purchasers of Contracts during the promotion period.

              DETERMINATION OF ANNUITY PAYMENTS

     The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

     The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

     Annuity Unit Value - The value of an Annuity Unit in each
Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

     The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment. In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.

              Performance Data Advertising

As noted in the Prospectus, CA occasionally may publish advertisements that contain total return performance data relating to its Subaccounts. Tables of historical Accumulation Unit Values for each Subaccount may be included in advertising or sales literature that contains total return calculations as described below. The following table sets forth the performance data for each of the Subaccounts of the type that will be used in advertising, in each case for the period ended December 31, 2001.

VARIABLE ANNUITY CLASS 1

                                                            Average Annual Total Return
                                                        (Based on Accumulation Unit Values)
                                                        -----------------------------------
Subaccounts                                      Inception     One   Five   Ten     Since
                                                    Date       Year  Years  Years Inception
-------------------------------------------------------------------------------------------
Balanced Index Portfolio                         05/03/1999   -5.56%    --     --   -1.45%
Bond Portfolio                                   08/26/1985    5.51%  4.69%  5.87%   7.31%
Nasdaq-100 Index Portfolio                       05/01/2000  -33.96%    --     --  -41.74%
Russell 2000 Small Cap Index Portfolio           05/01/2000    0.29%    --     --   -2.64%
S&P MidCap 400 Index Portfolio                   05/03/1999   -2.39%    --     --    8.12%
S&P 500 Index Portfolio                          05/01/1996  -13.47%  8.89%    --   10.27%
Zenith Portfolio                                 06/07/1985    9.86%  5.75%  9.88%  10.85%
Capital Appreciation Fund                        05/03/1999  -24.23%    --     --   -2.69%
Growth Fund                                      05/01/2000  -34.70%    --     --  -35.19%
Income & Growth                                  05/01/2000   -9.48%    --     --  -11.40%
Value                                            05/01/2000   11.44%    --     --   19.19%
Emerging Growth Series                           05/01/1997  -34.31%    --     --    9.00%
Investors Trust Series                           05/01/1996  -16.99%  5.91%    --    7.57%
High Income Series                               05/01/1996    0.84%  1.53%    --    2.80%
New Discovery Series                             05/01/2000   -6.20%    --     --   -6.35%
Total Return Series                              05/03/1999   -0.98%    --     --    3.91%
Guardian Portfolio                               05/01/2000   -2.73%    --     --   -4.04%
Global Securities Fund                           05/01/2000  -13.12%    --     --  -10.19%
Main Street Growth & Income Fund                 05/01/2000  -11.27%    --     --  -12.24%
Capital Growth Portfolio Class A                 05/01/1992  -20.36%  9.03%    --   10.49%
International Portfolio Class A                  05/01/1992  -31.71%  0.26%    --    5.16%
Money Market Portfolio*                          07/15/1985    2.61%  3.80%  3.18%   4.04%
Foreign Securities Fund Class 2
(formerly International Securities Fund Class 2) 05/01/1997  -17.04%    --     --    2.88%
Leveraged AllCap Portfolio                       05/01/2001      --     --     --   -7.55%
MidCap Growth Portfolio                          05/01/2001      --     --     --   -3.19%
Communications and Information Portfolio Class 2 05/01/2001      --     --     --   -9.13%
Small-Cap Value Portfolio Class 2                05/01/2001      --     --     --   20.67%

                                                             Average Annual Total Return
                                                             (Standardized Total Return)
--------------------------------------------------------------------------------------------
Subaccounts                                      Inception     One    Five   Ten     Since
                                                    Date       Year   Years  Years Inception
--------------------------------------------------------------------------------------------
Balanced Index Portfolio                         05/03/1999  -12.25%     --     --   -3.79%
Bond Portfolio                                   08/26/1985   -1.96%   3.76%  5.76%   7.09%
Nasdaq-100 Index Portfolio                       05/01/2000  -38.65%     --     --  -44.28%
Russell 2000 Small Cap Index Portfolio           05/01/2000   -6.81%     --     --   -6.86%
S&P MidCap 400 Index Portfolio                   05/03/1999   -9.31%     --     --    5.56%
S&P 500 Index Portfolio                          05/01/1996  -19.60%   7.92%    --    9.59%
Zenith Portfolio                                 06/07/1985    2.09%   4.81%  9.77%  10.61%
Capital Appreciation Fund                        05/03/1999  -29.61%     --     --   -5.00%
Growth Fund                                      05/01/2000  -39.34%     --     --  -38.01%
Income & Growth                                  05/01/2000  -15.89%     --     --  -15.24%
Value                                            05/01/2000    3.55%     --     --   14.03%
Emerging Growth Series                           05/01/1997  -38.97%     --     --    7.96%
Investors Trust Series                           05/01/1996  -22.87%   4.96%    --    6.90%
High Income Series                               05/01/1996   -6.30%   0.62%    --    2.16%
New Discovery Series                             05/01/2000  -12.84%     --     --  -10.41%
Total Return Series                              05/03/1999   -7.99%     --     --    1.45%
Guardian Portfolio                               05/01/2000   -9.62%     --     --   -8.20%
Global Securities Fund                           05/01/2000  -19.28%     --     --  -14.08%
Main Street Growth & Income Fund                 05/01/2000  -17.55%     --     --  -16.04%
Capital Growth Portfolio Class A                 05/01/1992  -26.00%   8.05%    --   10.38%
International Portfolio Class A                  05/01/1992  -36.55%  -0.64%    --    5.05%
Money Market Portfolio*                          07/15/1985   -4.66%   2.88%  3.08%   3.82%
Foreign Securities Fund Class 2
(formerly International Securities Fund Class 2) 05/01/1997  -22.92%     --     --    1.90%
Leveraged AllCap Portfolio                       05/01/2001      --      --     --  -14.07%
MidCap Growth Portfolio                          05/01/2001      --      --     --  -10.02%
Communications and Information Portfolio Class 2 05/01/2001      --      --     --  -15.54%
Small-Cap Value Portfolio Class 2                05/01/2001      --     --      --   12.17%

VARIABLE ANNUITY CLASS 2

                                                          Average Annual Total Return **
                                                        (Based on Accumulation Unit Values)
                                                        ----------------------------------
                                                  Inception     One  Five  Ten     Since
Subaccounts                                          Date       Year Years Years Inception
------------------------------------------------------------------------------------------
Balanced Index Portfolio                          07/03/2000   -5.76%  --    --    -6.05%
Bond Portfolio                                    07/03/2000    5.28%  --    --     6.33%
Nasdaq-100 Index Portfolio                        07/03/2000  -34.09%  --    --   -45.20%
Russell 2000 Small Cap Index Portfolio            07/03/2000    0.08%  --    --    -4.29%
S&P MidCap 400 Index Portfolio                    07/03/2000   -2.58%  --    --     2.51%
S&P 500 Index Portfolio                           07/03/2000  -13.65%  --    --   -15.18%
Zenith Portfolio                                  07/03/2000    9.66%  --    --    16.24%
Capital Appreciation Fund                         07/03/2000  -24.37%  --    --   -27.51%
Growth Fund                                       07/03/2000  -34.83%  --    --   -37.89%
Income & Growth                                   07/03/2000   -9.66%  --    --   -11.62%
Value                                             07/03/2000   11.20%  --    --    22.74%
Emerging Growth Series                            07/03/2000  -34.44%  --    --   -34.13%
Investors Trust Series                            07/03/2000  -17.16%  --    --   -12.64%
High Income Series                                07/03/2000    0.61%  --    --    -4.75%
New Discovery Series                              07/03/2000   -6.39%  --    --   -10.95%
Total Return Series                               07/03/2000   -1.19%  --    --     7.16%
Guardian Portfolio                                07/03/2000   -2.91%  --    --    -4.07%
Global Securities Fund                            07/03/2000  -13.29%  --    --   -12.62%
Main Street Growth & Income Fund                  07/03/2000  -11.44%  --    --   -13.82%
Capital Growth Portfolio Class A                  07/03/2000  -20.51%  --    --   -22.13%
International Portfolio Class A                   07/03/2000  -31.85%  --    --   -29.37%
Money Market Portfolio                            07/03/2000    2.41%  --    --     3.26%
Foreign Securities Fund Class 2
(formerly International Securities Fund Class 2)  07/03/2000  -17.19%  --    --   -13.93%
Leveraged AllCap Portfolio                        05/01/2001      --  --    --    -7.67%
MidCap Growth Portfolio                           05/01/2001      --  --    --    -3.32%
Communications and Information Portfolio Class 2  05/01/2001      --  --    --    -9.24%
Small-Cap Value Portfolio Class 2                 05/01/2001      --  --    --    20.51%

* Although the Class 1 Money Market Subaccount began investing in the Scudder Variable Series I Money Market Portfolio on November 12, 1993, the performance data quoted reflects the performance of the Scudder Fund Money Market Portfolio since the inception of the Money Market Subaccount.

** For the Class 2 Contract, accumulation unit values and standardized returns are the same, since there are no surrender charges or annual administration fees to deduct.

      Average annual total return is the average annual compounded rate of return that equates a purchase payment on the first day to the market value of that purchase payment on the last day of the period for which total return is calculated. For purposes of the calculation, it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. Expenses and charges incurred by the Fund and charges measured as a percentage of Subaccount assets are reflected in changes in unit values. For Class 1 Contracts, the typical effect of the annual administration fee is included in the total return calculations, other than those measured by changes in Accumulation Unit Value, by multiplying $30 by the total number of contracts in CA and then dividing that total by the average net assets of CA (including contract assets allocated to the Guaranteed Account) for the year measured. The resulting percentage is then multiplied by the average value of the $1,000 investment during the year measured. For less than one year periods, 1/365 of the fee is assumed to be deducted for each day of the period. Total return figures for Class 1 Contracts that include the impact of surrender charges assume that the investment is withdrawn from the Subaccount at the end of the period for which return is calculated.

     From time to time, advertisements for CA may include comparisons of performance of the Subaccounts to that of various market indices, including, but not limited to: the Salomon Brothers Investment Grade Bond Index, the Salomon Brothers U.S. Treasury Bill Index, the Shearson Lehman Government/Corporate Bond Index, the S&P 500 Index, the S&P MidCap 400 Index, the Russell 2000 Index, the Nasdaq-100 Index, the Dow Jones Industrial Average, the Donoghue Money Fund 30-Day Average Yield, the Morgan Stanley Dean Witter EAFE Index, and the Lipper Variable Insurance Products Performance Analysis Service.

     CA advertisements may also include performance rankings (or information based on those rankings) compiled by various independent organizations, including but not limited to: Lipper Analytical Services Mutual Funds Survey, Lipper Variable Insurance Products Performance Analysis Service, The VARDS Report, Sylvia Porter Personal Finance, Financial Services Week, Consumer Reports, Money Magazine, Forbes Magazine, and Fortune Magazine.

                     FEDERAL TAX MATTERS

Taxation of Union Central

     Union Central is taxed as a life insurance company under
Part I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA.
 Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

     Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested. Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

     The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds. Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations.
 Although Union Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing Contracts in all events, based upon a private letter ruling Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

     In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.)
 However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder.
Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.

     For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.


              MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

     Union Central will pay all amounts due from the Variable
Account under the Contract within seven days, unless:

     (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

     (2) An emergency exists as defined by the Securities and Exchange Commission; or

     (3) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

     The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

     Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

     Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

     The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

     No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

     Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                  CUSTODY OF CA'S ASSETS

     Title to the assets of CA is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

                         EXPERTS

The financial statements of CA at December 31, 2001 and 2000 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2001 and 2000 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

CARILLON ACCOUNT

Period ended December 31, 2001

                 Report of Independent Auditors
----------------------------------------------------------------


To the Contract holders of Carillon
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Carillon Account (comprised of the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index Subaccounts, the Scudder Variable Series I's Money Market, Capital Growth, and International Subaccounts, the AIM Variable Insurance Funds, Inc.'s Capital Appreciation and the Growth Subaccounts, the MFS Variable Insurance Trust's Investors Trust, High Income, Emerging Growth, Total Return, and New Discovery Subaccounts, the American Century Variable Portfolios, Inc.'s Income & Growth and Value Subaccounts, the Oppenheimer Variable Account Fund's Main Street Growth & Income and Global Securities Subaccounts, the Franklin Templeton Variable Insurance Products Trust's International Securities Subaccount, the Neuberger Berman Advisers Management Trust's Guardian Subaccount, the Alger American Fund's Leveraged AllCap and MidCap Growth Subaccounts, and the Seligman Portfolios, Inc.'s Communications & Information and Small-Cap Value Subaccounts) as of December 31, 2001, and the related statement of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the applicable custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 2001, the results of their operations and changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States.

February 8, 2002

CARILLON ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                                  Summit Mutual Funds, Inc.
                                                     (affiliated issuer)
                  ---------------------------------------------------------------------------------------
                                                                                      Russell 2000
                                                            S&P       S&P MidCap   Small Cap   Nasdaq-100
                  Zenith     Balanced Index    Bond      500 Index    400 Index      Index        Index
                  Subaccount   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount
                  ----------   ----------   ----------   ----------   ----------   ----------  ----------
ASSETS
Investments in
 shares of
 Summit Mutual
 Funds, Inc., at
 fair value (cost
 $49,178,033;
 $14,057,657;
 $29,061,975;
 $94,203,965;
 $14,984,309;
 $4,407,688;
 $4,929,655)      $52,259,479  $12,546,730  $27,286,514  $75,460,446  $13,544,782  $4,482,603  $3,407,844
                  -----------  -----------  -----------  -----------  -----------  ----------  ----------


Total Invested
 Assets            52,259,479   12,546,730   27,286,514   75,460,446   13,544,782   4,482,60   3,407,844

OTHER ASSETS
& (LIABILITIES)        (1,164)       1,142        4,386       (2,288)        (203)        362        (10)
                  -----------  -----------  -----------  -----------  -----------  ----------  ----------


NET ASSETS
(Contract
 Owners'
 Equity)          $52,258,315  $12,547,872  $27,290,900  $75,458,158  $13,544,579  $4,482,965  $3,407,834
                  ===========  ===========  ===========  ===========  ===========  ==========  ==========


                                                                       AIM Variable
                            Scudder Variable Series I               Insurance Funds, Inc.
                              (unaffiliated issuer)                 (unaffiliated issuer)
                       -------------------------------------      -------------------------
                         Money        Capital                       Capital
                         Market       Growth   International      Appreciation     Growth
                       Subaccount   Subaccount   Subaccount        Subaccount    Subaccount
                       ----------   ----------   ----------        ----------    ----------
ASSETS
Investments in
 securities of
 unaffiliated
 issuers, at
 fair value
 (cost $33,545,346;
 $72,279,321;
 $37,389,354;
 $15,549,192;
 $1,468,095;
 $34,351,349;
 $7,810,815;
 $43,581,198;
 $3,915,787;
 $1,936,776)           $33,545,346  $53,683,687  $24,129,348       $10,094,716     $982,670
                       -----------  -----------  -----------       -----------   ----------
Total Invested Assets   33,545,346   53,683,687   24,129,348        10,094,716      982,670

OTHER ASSETS
& (LIABILITIES)              1,937       (5,559)     (10,236)             (542)          34
                       -----------  -----------  -----------       -----------   ----------
NET ASSETS
(Contract Owners'
 Equity)               $33,547,283  $53,678,128  $24,119,112       $10,094,174     $982,704
                       ===========  ===========  ===========       ===========   ==========


                                                  MFS Variable
                                                 Insurance Trust
                                              (unaffiliated issuer)
                       ----------------------------------------------------------------
                        Investors        High      Emerging      Total         New
                          Trust         Income      Growth       Return      Discovery
                       Subaccount(A)  Subaccount   Subaccount   Subaccount   Subaccount
                       ----------     ----------   ----------   ----------   ----------
ASSETS
Investments in
 securities of
 unaffiliated
 issuers, at
 fair value
 (cost $33,545,346;
 $72,279,321;
 $37,389,354;
 $15,549,192;
 $1,468,095;
 $34,351,349;
 $7,810,815;
 $43,581,198;
 $3,915,787;
 $1,936,776)           $30,080,707    $6,695,873   $28,277,779  $3,970,492   $1,799,681
                       -----------    ----------   -----------  ----------   ----------
Total Invested Assets   30,080,707     6,695,873    28,277,779   3,970,492    1,799,681

OTHER ASSETS
& (LIABILITIES)             (1,726)        1,684        (3,493)        341           92
                       -----------    ----------   -----------  ----------   ----------
NET ASSETS
(Contract Owners'
 Equity)               $30,078,981    $6,697,557   $28,274,286  $3,970,833   $1,799,773
                       ===========    ==========   ===========  ==========   ==========


                                                                              Franklin Templeton
                         American Century           Oppenheimer Variable      Variable Insurance
                     Variable Portfolios, Inc.         Account Funds            Products Trust
                       (unaffiliated issuer)       (unaffiliated issuer)     (unaffiliated
issuer)
                     ------------------------    --------------------------  --------------------
-
                         Income                    Main Street     Global        International
                        & Growth     Value       Growth & Income Securities       Securities
                       Subaccount  Subaccount       Subaccount   Subaccount       Subaccount
                       ----------  ----------       ----------   ----------       ----------
ASSETS
Investments in
 securities of
 unaffiliated
 issuers, at
 fair value
 (cost $657,649;
 $4,753,090;
 $2,742,338;
 $888,878;
 $8,292,200;
 $1,420,865;
 $62,321; $187,907;
 $464,281; $1,183,059)   $617,597  $5,054,788       $2,530,235     $763,592       $5,542,669
                       ----------  ----------       ----------   ----------       ----------
Total Invested Assets     617,597   5,054,788        2,530,235      763,592        5,542,669

OTHER ASSETS
& (LIABILITIES)                39       1,345              137           29             (558)
                       ----------  ----------       ----------   ----------       ----------
NET ASSETS
(Contract Owners'
Equity)                  $617,636  $5,056,133       $2,530,372     $763,621       $5,542,111
                       ==========  ==========       ==========   ==========       ==========


                   Neuberger Berman
                       Advisers
                   Management Trust      Alger American Fund       Seligman Portfolios, Inc.
                (unaffiliated issuer)   (unaffiliated issuer)        (unaffiliated issuer)
                 -------------------   ----------------------      -------------------------
                                       Leveraged     MidCap        Communications  Small-Cap
                        Guardian         AllCap      Growth        & Information     Value
                       Subaccount      Subaccount   Subaccount       Subaccount    Subaccount
                       ----------      ----------   ---------        ----------    ----------
ASSETS
Investments in
 securities of
 unaffiliated
 issuers, at
 fair value
 (cost $657,649;
 $4,753,090;
 $2,742,338;
 $888,878;
 $8,292,200;
 $1,420,865;
 $62,321; $187,907;
 $464,281; $1,183,059) $1,366,872         $61,138    $199,354          $421,304    $1,292,376
                       ----------      ----------   ---------        ----------    ----------
Total Invested Assets   1,366,872          61,138     199,354           421,304     1,292,376

OTHER ASSETS
& (LIABILITIES)               (11)             (5)          2                 8           107
                       ----------      ----------   ---------        ----------    ----------
NET ASSETS
(Contract Owners'
 Equity)               $1,366,861         $61,133    $199,356          $421,312    $1,292,483
                       ==========      ==========   =========        ==========    ==========


(A) Formerly known as MFS Variable Insurance Trust Growth with Income.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001 (A)

                                                   Summit Mutual Funds, Inc.
                                                      (affiliated issuer)
-----------------------------------------------------------------------------------------------------------
                                                                                  Russell 2000
                                  Balanced                S&P           S&P MidCap  Small Cap   Nasdaq-100
                    Zenith        Index       Bond        500 Index     400 Index   Index       Index
                    Subaccount(B) Subaccount  Subaccount  Subaccount    Subaccount  Subaccount  Subaccount
                    ----------    ----------  ----------  ----------    ----------  ----------  ----------
INVESTMENT INCOME
Dividend income     $  824,381    $ 613,288   $1,103,554  $ 15,823,218  $2,194,644   $  97,311   $      ---


EXPENSES
Mortality and
  expense
  risk charge             500,475       129,151     245,638      849,972      117,255      29,327       28,035
Administration fee        125,022        32,199      61,076      212,249       28,995       7,174        6,875
                       ----------    ----------  ----------   ----------   ----------   ---------   ----------
                          625,497       161,350     306,714    1,062,221      146,250      36,501       34,910
                       ----------    ----------  ----------   ----------   ----------   ---------   ----------
NET INVESTMENT
INCOME (LOSS)             198,884       451,938     796,840   14,760,997    2,048,394      60,810
(34,910)
                       ----------    ----------  ----------   ----------   ----------   ---------   ----------

REALIZED AND
UNREALIZED GAIN
LOSS) ON
INVESTMENTS
Net realized
  gain (loss)
  on investments      (726,808)     (193,538)   (471,018)     766,404     (231,791)   (152,417)    (625,734)
Net unrealized
  appreciation
  (depreciation)
  of investments     5,203,115    (1,034,250)    887,534  (29,038,460)  (2,041,885)    122,617     (442,110)
                    ----------    ----------  ----------   ----------   ----------   ---------   ----------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS       4,476,307    (1,227,788)    416,516  (28,272,056)  (2,273,676)    (29,800)  (1,067,844)
                    ----------    ----------  ----------   ----------   ----------   ---------   ----------
NET INCREASE
(DECREASE)
IN NET ASSETS
FROM OPERATIONS     $4,675,191     ($775,850) $1,213,356  ($13,511,059)   ($225,282)   $31,010  ($1,102,754)
                    ==========    ==========  ==========  ============   ==========  =========   ==========


(A) Year ended December 31, 2001 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400
    Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index
    Subaccounts, the Scudder Variable Series I's Money Market,
    Capital Growth, and International Subaccounts, the AIM
    Variable Insurance Fund, Inc.'s Capital Appreciation and Growth Subaccounts, the MFS Variable Insurance
    Trust's Investors Trust, High Income, Emerging Growth,
    Total Return, and New Discovery Subaccounts, the American
    Century Variable Portfolios, Inc.'s Income & Growth and
    Value Subaccounts, the Oppenheimer Variable Account
    Funds' Main Street Growth & Income and Global Securities
    Subaccounts, the Neuberger Berman Advisers Management
    Trust's Guardian Subaccount, and the Franklin Templeton
    Variable Insurance Products Trust's International
    Securities Subaccount.

    Period from May 1, 2001 to December 31, 2001 for the
    Alger American Fund Leveraged AllCap and MidCap Growth
    Subaccounts and the Seligman Portfolios, Inc. Communications
    & Information and Small-Cap Value Subaccounts.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001 (A)

                                                                      AIM Variable
                            Scudder Variable Series I             Insurance Funds, Inc.
                               (unaffiliated issuer)              (unaffiliated issuer)
                       --------------------------------------    --------------------------
                       Money        Capital                        Capital
                       Market       Growth      International    Appreciation    Growth
                       Subaccount   Subaccount    Subaccount       Subaccount    Subaccount
INVESTMENT INCOME
Dividend income        $874,687     $ 8,566,990   $ 8,837,464      $  809,673    $  2,336

EXPENSES
Mortality and
  expense
  risk charge           262,795         632,856       348,233         111,929       9,250
                       --------     -----------   -----------      ----------    --------
Administration fee       62,050         158,099        85,452          27,820       2,259
                       --------     -----------   -----------      ----------    --------
                        324,845         790,955       433,685         139,749      11,509
                       --------     -----------   -----------      ----------    --------
NET INVESTMENT
INCOME (LOSS)           549,842       7,776,035     8,403,779         669,924      (9,173)
                       --------     -----------   -----------      ----------    --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
  gain (loss)
  on investments            ---       1,892,343    (4,903,563)       (326,885)   (121,975)
Net unrealized
  appreciation
 (depreciation)
  of investments            ---     (25,973,864)  (13,998,873)     (3,738,715)   (255,406)
                       --------     -----------   -----------      ----------    --------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS              ---     (24,081,521)  (18,902,436)     (4,065,600)   (377,381)
                       --------     -----------   -----------      ----------    --------
NET INCREASE
(DECREASE)
IN NET ASSETS
FROM OPERATIONS        $549,842    ($16,305,486) ($10,498,657)    ($3,395,676)  ($386,554)
                       ========     ===========   ===========      ==========    ========


                                              MFS Variable
         .                                   Insurance Trust
                                          (unaffiliated issuer)
                       ----------------------------------------------------------------
                       Investors      High         Emerging     Total        New
                       Trust          Income       Growth       Return       Discovery
                       Subaccount(C)  Subaccount   Subaccount   Subaccount   Subaccount
                       ----------     ----------   ----------   ----------   ----------
INVESTMENT INCOME
Dividend income         $1,092,290     $546,702     $2,355,796   $148,527     $46,722

EXPENSES
Mortality and
  expense
  risk charge              338,831       66,560        339,149     31,712      15,235
                        ----------      -------     ----------   --------     -------
Administration fee          84,634       16,549         84,620      7,799       3,694
                        ----------      -------     ----------   --------     -------
                           423,465       83,109        423,769     39,511      18,929
                        ----------      -------     ----------   --------     -------
NET INVESTMENT
INCOME (LOSS)              668,825      463,593      1,932,027    109,016      27,793
                        ----------      -------     ----------   --------     -------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
Net realized
  gain (loss)
  on investments            41,252     (367,249)       371,597     14,669     (29,779)
Net unrealized
  appreciation
 (depreciation)
  of investments        (7,567,487)     (65,116)   (19,227,016)  (142,548)    (72,562)
                        ----------      -------     ----------   --------     -------

NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS          (7,526,235)    (432,365)   (18,855,419)  (127,879)   (102,341)
                        ----------      -------     ----------   --------     -------
NET INCREASE
(DECREASE)
IN NET ASSETS
FROM OPERATIONS        ($6,857,410)     $31,228   ($16,923,392   ($18,863)   ($74,548)
                        ==========      =======     ==========   ========     =======


(A) Year ended December 31, 2001 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400
    Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index
    Subaccounts, the Scudder Variable Series I's Money Market,
    Capital Growth, and International Subaccounts, the AIM
    Variable Insurance Fund, Inc.'s Capital Appreciation and Growth Subaccounts, the MFS Variable Insurance
    Trust's Investors Trust, High Income, Emerging Growth,
    Total Return, and New Discovery Subaccounts, the American
    Century Variable Portfolios, Inc.'s Income & Growth and
    Value Subaccounts, the Oppenheimer Variable Account
    Funds' Main Street Growth & Income and Global Securities
    Subaccounts, the Neuberger Berman Advisers Management
    Trust's Guardian Subaccount, and the Franklin Templeton
    Variable Insurance Products Trust's International
    Securities Subaccount.

    Period from May 1, 2001 to December 31, 2001 for the
    Alger American Fund Leveraged AllCap and MidCap Growth
    Subaccounts and the Seligman Portfolios, Inc. Communications
    & Information and Small-Cap Value Subaccounts.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001 (A)

                                                                              Franklin Templeton
                          American Century         Oppenheimer Variable       Variable Insurance
                      Variable Portfolios, Inc.        Account Funds            Products Trust
                        (unaffiliated issuer)      (unaffiliated issuer)     (unaffiliated
issuer)
                      ------------------------   --------------------------  --------------------
-
                         Income                    Main Street     Global        International
                        & Growth      Value      Growth & Income Securities       Securities
                       Subaccount   Subaccount      Subaccount   Subaccount       Subaccount
                       ----------   ----------      ----------   ----------       ----------
INVESTMENT INCOME
Dividend income           $ 2,866     $ 10,547        $  8,631     $ 75,830       $1,543,830

EXPENSES
Mortality and
  expense
  risk charge               4,406       25,277          19,096        6,441           59,924
                       ----------   ----------      ----------   ----------       ----------
Administration fee          1,073        6,193           4,630        1,553           14,956
                       ----------   ----------      ----------   ----------       ----------
                            5,479       31,470          23,726        7,994           74,880
                       ----------   ----------      ----------   ----------       ----------
NET INVESTMENT
INCOME (LOSS)              (2,613)     (20,923)        (15,095)      67,836        1,468,950
                       ----------   ----------      ----------   ----------       ----------
REALIZED AND
UNREALIZED
GAIN (LOSS)
ON INVESTMENTS
Net realized
  gain (loss)
  on investments          (18,552)      45,269         (71,167)     (29,393)        (295,783)
Net unrealized
  appreciation
 (depreciation)
  of investments          (17,425)     250,773        (108,735)    (115,901)      (2,336,120)
                       ----------   ----------      ----------   ----------       ----------
NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS            (35,977)     296,042        (179,902)    (145,294)      (2,631,903)
                       ----------   ----------      ----------   ----------       ----------

NET INCREASE
(DECREASE) IN
NET ASSETS
FROM OPERATIONS          ($38,590)    $275,119       ($194,997)    ($77,458)     ($1,162,953)
                       ==========   ==========      ==========   ==========       ==========
                    Neuberger Berman
                  Advisers Management
                          Trust          Alger American Fund        Seligman Portfolios, Inc.
                 (unaffiliated issuer)  (unaffiliated issuer)        (unaffiliated issuer)
                 ---------------------  ---------------------       -------------------------
                         Income         Leveraged      MidCap       Communications Small-Cap
                        & Growth          AllCap       Growth       & Information    Value
                       Subaccount       Subaccount   Subaccount       Subaccount   Subaccount
                       ----------       ----------   ----------       ----------   ----------
INVESTMENT INCOME
Dividend income           $34,786             $641       $7,292          $62,399       $1,994

EXPENSES
Mortality and
  expense
  risk charge               9,127              282          621            1,309        3,360
                       ----------       ----------   ----------       ----------   ----------
Administration fee          2,239               67          152              315          823
                       ----------       ----------   ----------       ----------   ----------
                           11,366              349          773            1,624        4,183
                       ----------       ----------   ----------       ----------   ----------
NET INVESTMENT
INCOME (LOSS)              23,420              292        6,519           60,775       (2,189)
                       ----------       ----------   ----------       ----------   ----------
REALIZED AND
UNREALIZED
GAIN (LOSS)
ON INVESTMENTS
Net realized
  gain (loss)
  on investments          (22,728)          (3,033)      (9,260)          (6,254)       2,760
Net unrealized
  appreciation
 (depreciation)
  of investments          (36,931)          (1,183)      11,447          (42,977)     109,317
                       ----------       ----------   ----------       ----------   ----------
NET REALIZED
AND UNREALIZED
GAIN (LOSS)
ON INVESTMENTS            (59,659)          (4,216)       2,187          (49,231)     112,077
                       ----------       ----------   ----------       ----------   ----------
NET INCREASE
(DECREASE) IN
NET ASSETS
FROM OPERATIONS          ($36,239)         ($3,924)      $8,706          $11,544     $109,888
                       ==========       ==========   ==========       ==========   ==========

(A) Year ended December 31, 2001 for the Summit Mutual Funds, Inc.'s Zenith, Balanced Index, Bond, S&P 500 Index, S&P MidCap 400
    Index, Russell 2000 Small Cap Index, and Nasdaq-100 Index
    Subaccounts, the Scudder Variable Series I's Money Market,
    Capital Growth, and International Subaccounts, the AIM
    Variable Insurance Fund, Inc.'s Capital Appreciation and Growth Subaccounts, the MFS Variable Insurance
    Trust's Investors Trust, High Income, Emerging Growth,
    Total Return, and New Discovery Subaccounts, the American
    Century Variable Portfolios, Inc.'s Income & Growth and
    Value Subaccounts, the Oppenheimer Variable Account
    Funds' Main Street Growth & Income and Global Securities
    Subaccounts, the Neuberger Berman Advisers Management
    Trust's Guardian Subaccount, and the Franklin Templeton
    Variable Insurance Products Trust's International
    Securities Subaccount.

    Period from May 1, 2001 to December 31, 2001 for the
    Alger American Fund Leveraged AllCap and MidCap Growth
    Subaccounts and the Seligman Portfolios, Inc. Communications
    & Information and Small-Cap Value Subaccounts.

(B) Formerly known as Summit Mutual Funds, Inc. Equity.

(C) Formerly known as MFS Variable Insurance Trust Growth with Income.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                                         Zenith Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                     $198,884      $171,997
Net realized loss on investments          (726,808)   (6,356,085)
Net unrealized appreciation
 of investments                          5,203,115    14,558,729
                                       -----------   -----------

   Net increase in net assets
   resulting from operations             4,675,191     8,374,641
                                       -----------   -----------


EQUITY TRANSACTIONS
Contract purchase payments               2,518,560     2,115,050
Transfers between subaccounts
 (including fixed account), net          1,895,174    (9,318,236)
Surrenders                              (5,487,648)   (8,520,144)
                                       -----------   -----------

   Net withdrawals from equity
   transactions                         (1,073,914)  (15,723,330)
                                       -----------   -----------


NET INCREASE (DECREASE)
IN NET ASSETS                            3,601,277    (7,348,689)

NET ASSETS (Beginning of year)          48,657,038    56,005,727
                                       -----------   -----------

NET ASSETS (End of year)               $52,258,315   $48,657,038
                                       -----------   -----------


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                                       Balanced Index Subaccount
                                       -------------------------
                                         Year Ended December 31,

                                           2001          2000
                                       -----------   -----------
OPERATIONS
Net investment income                     $451,938      $780,440
Net realized gain (loss) on investments   (193,538)       30,507
Net unrealized depreciation
 of investments                         (1,034,250)   (1,172,733)
                                       -----------   -----------

   Net decrease in net assets
   resulting from operations              (775,850)     (361,786)
                                       -----------   -----------


EQUITY TRANSACTIONS
Contract purchase payments               1,235,715     1,404,230
Transfers between subaccounts
 (including fixed account), net           (337,682)     (747,264)
Surrenders                              (1,555,957)   (2,924,923)
                                       -----------   -----------

   Net withdrawals from equity
   transactions                           (657,924)   (2,267,957)
                                       -----------   -----------


NET DECREASE IN NET ASSETS             (1,433,774)    (2,629,743)

NET ASSETS (Beginning of year)         13,981,646     16,611,389
                                       -----------   -----------

NET ASSETS (End of year)               $12,547,872   $13,981,646
                                       ===========   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                                            Bond Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                          2001          2000
                                       -----------   -----------
OPERATIONS
Net investment income                     $796,840    $2,956,634
Net realized loss on investments          (471,018)     (756,642)
Net unrealized appreciation
 (depreciation) of investments             887,534      (944,054)
                                       -----------   -----------

   Net increase in net assets
    resulting from operations            1,213,356     1,255,938
                                       -----------   -----------


EQUITY TRANSACTIONS
Contract purchase payments               2,680,392     1,808,202
Transfers between subaccounts
 (including fixed account), net          4,360,643    (1,829,693)
Surrenders                              (2,912,168)   (3,098,713)
                                       -----------   -----------

   Net proceeds (withdrawals)
   from equity transactions              4,128,867    (3,120,204)
                                       -----------   -----------


NET INCREASE (DECREASE)
IN NET ASSETS                            5,342,223    (1,864,265)

NET ASSETS (Beginning of year)          21,948,677    23,812,943
                                       -----------   -----------

NET ASSETS (End of year)               $27,290,900   $21,948,677
                                       ===========   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                                       S&P 500 Index Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                  $14,760,997      $551,217
Net realized gain on investments           766,404     4,906,746
Net unrealized depreciation
 of investments                        (29,038,460)  (17,178,011)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations           (13,511,059)  (11,720,048)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               5,833,793    10,439,182
Transfers between subaccounts
 (including fixed account), net         (9,184,859)     (504,642)
Surrenders                              (6,862,313)  (10,683,245)
                                       -----------   -----------
   Net withdrawals from
   equity transactions                 (10,213,379)     (748,705)
                                       -----------   -----------

NET DECREASE IN NET ASSETS             (23,724,438)  (12,468,753)

NET ASSETS (Beginning of year)          99,182,596   111,651,349
                                       -----------   -----------
NET ASSETS (End of year)               $75,458,158   $99,182,596
                                      ============   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                                 S&P MidCap 400 Index Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001          2000
                                       -----------   -----------
OPERATIONS
Net investment income                   $2,048,394      $206,504
Net realized gain (loss)
 on investments                           (231,791)       96,136
Net unrealized appreciation
 (depreciation) of investments          (2,041,885)      368,381
                                       -----------   -----------
   Net increase (decrease)
   in net assets resulting
   from operations                        (225,282)      671,021
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               2,782,361     2,797,614
Transfers between subaccounts
 (including fixed account), net          2,460,175     3,134,996
Surrenders                                (732,432)     (262,634)
                                       -----------   -----------
   Net proceeds from
   equity transactions                   4,510,104     5,669,976
                                       -----------   -----------

NET INCREASE IN NET ASSETS               4,284,822     6,340,997

NET ASSETS (Beginning of year)           9,259,757     2,918,760
                                       -----------   -----------
NET ASSETS (End of year)               $13,544,579    $9,259,757
                                       ===========   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      Summit Mutual Funds, Inc.
                          Russell 2000 Small Cap Index Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment income (loss)               $60,810       ($1,239)
Net realized gain (loss)
 on investments                           (152,417)        4,314
Net unrealized appreciation
 (depreciation) of investments             122,617       (47,702)
                                       -----------   -----------
   Net increase (decrease)
   in net assets resulting
   from operations                          31,010       (44,627)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               1,587,080       661,363
Transfers between subaccounts
   (including fixed account), net        1,790,042       656,577
Surrenders         (187,983)               (10,497)
                                       -----------   -----------
   Net proceeds from
   equity transactions                   3,189,139     1,307,443
                                       -----------   -----------

NET INCREASE IN NET ASSETS              3,220,149      1,262,816

NET ASSETS (Beginning of year)           1,262,816           ---
                                       -----------   -----------
NET ASSETS (End of year)                $4,482,965    $1,262,816
                                       ===========   ===========


(A)   Period from May 1, 2000 to December 31, 2000.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Summit Mutual Funds, Inc.
                                      Nasdaq-100 Index Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment loss                       ($34,910)     ($13,969)
Net realized gain (loss)
 on investments                           (625,734)       32,844
Net unrealized depreciation
 of investments                           (442,110)   (1,079,701)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations            (1,102,754)   (1,060,826)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               1,361,803     1,397,449
Transfers between subaccounts
 (including fixed account), net            998,852     1,952,263
Surrenders                                (111,388)      (27,565)
                                       -----------   -----------
   Net proceeds from
   equity transactions                   2,249,267     3,322,147
                                       -----------   -----------

NET INCREASE IN NET ASSETS               1,146,513     2,261,321

NET ASSETS (Beginning of year)           2,261,321           ---
                                       -----------   -----------
NET ASSETS (End of year)                $3,407,834    $2,261,321
                                       ===========   ===========


(A)   Period from May 1, 2000 to December 31, 2000.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Scudder Variable Series I
                                        Money Market Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                     $549,842      $717,117
                                       -----------   -----------
   Net increase in net assets
   resulting from operations               549,842       717,117
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments              16,955,950     7,516,561
Transfers between subaccounts
   (including fixed account), net       11,656,562     4,738,379
Surrenders                             (16,541,051)   (4,516,282)
                                       -----------   -----------
   Net proceeds from
   equity transactions                  12,071,461     7,738,658
                                       -----------   -----------

NET INCREASE IN NET ASSETS              12,621,303     8,455,775

NET ASSETS (Beginning of year)          20,925,980    12,470,205
                                       -----------   -----------
NET ASSETS (End of year)               $33,547,283   $20,925,980
                                       ===========   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Scudder Variable Series I
                                       Capital Growth Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                   $7,776,035   $10,137,227
Net realized gain on investments         1,892,343     4,061,685
Net unrealized depreciation
 of investments                        (25,973,864)  (24,438,519)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations           (16,305,486)  (10,239,607)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               2,855,187     7,436,325
Transfers between subaccounts
   (including fixed account), net       (9,302,528)      580,273
Surrenders                              (5,411,860)   (8,741,240)
                                       -----------   -----------
   Net withdrawals from
   equity transactions                 (11,859,201)     (724,642)
                                       -----------   -----------

NET DECREASE IN NET ASSETS             (28,164,687)  (10,964,249)

NET ASSETS (Beginning of year)          81,842,815    92,807,064
                                       -----------   -----------
NET ASSETS (End of year)               $53,678,128   $81,842,815
                                       ===========   ===========




The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Scudder Variable Series I
                                       International Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                   $8,403,779    $5,181,056
Net realized loss on investments        (4,903,563)     (921,007)
Net unrealized depreciation
 of investments                        (13,998,873)  (14,345,461)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations           (10,498,657)  (10,085,412)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               6,594,704    11,182,422
Transfers between subaccounts
   (including fixed account), net      (10,791,254)   (6,408,474)
Surrenders                              (2,929,739)   (4,799,580)
                                       -----------   -----------
   Net withdrawals from
   equity transactions                  (7,126,289)      (25,632)
                                       -----------   -----------

NET DECREASE IN NET ASSETS             (17,624,946)  (10,111,044)

NET ASSETS (Beginning of year)          41,744,058    51,855,102
                                       -----------   -----------
NET ASSETS (End of year)               $24,119,112   $41,744,058
                                       ===========   ===========




The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                AIM Variable Insurance Fund, Inc.
                                 Capital Appreciation Subaccount
                                     -------------------------
                                       Year Ended December 31,

                                        2001         2000
                                    -----------   -----------
OPERATIONS
Net investment income                  $669,924      $230,617
Net realized gain (loss)
 on investments                        (326,885)      322,404
Net unrealized depreciation
 of investments                      (3,738,715)   (3,179,029)
                                    -----------   -----------
   Net decrease in net assets
   resulting from operations         (3,395,676)   (2,626,008)
                                    -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments            1,320,364     3,602,101
Transfers between subaccounts
 (including fixed account), net        (979,311)    5,907,787
Surrenders                             (949,563)   (1,299,307)
                                    -----------   -----------
   Net proceeds (withdrawals)
   from equity transactions            (608,510)    8,210,581
                                    -----------   -----------

NET INCREASE (DECREASE)
IN NET ASSETS                       (4,004,186)     5,584,573

NET ASSETS (Beginning of year)      14,098,360      8,513,787
                                    -----------   -----------
NET ASSETS (End of year)            $10,094,174   $14,098,360
                                    ===========   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                               AIM Variable Insurance Fund, Inc.
                                           Growth Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment income (loss)               ($9,173)      $25,654
Net realized loss on investments          (121,975)      (20,061)
Net unrealized depreciation
 of investments                           (255,406)     (230,018)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations              (386,554)     (224,425)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 393,349       706,050
Transfers between subaccounts
 (including fixed account), net            110,540       526,042
Surrenders                                (127,783)      (14,515)
                                       -----------   -----------
   Net proceeds from
   equity transactions                     376,106     1,217,577
                                       -----------   -----------

NET INCREASE (DECREASE)
IN NET ASSETS                              (10,448)      993,152

NET ASSETS (Beginning of year)             993,152           ---
                                       -----------   -----------
NET ASSETS (End of year)                  $982,704       $993,152
                                       ===========   ===========



(A)   Period from May 1, 2000 to December 31, 2000.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                       Investors Trust Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                     $668,825       $14,139
Net realized gain on investments            41,252     2,490,432
Net unrealized depreciation
 of investments                         (7,567,487)   (3,252,236)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations            (6,857,410)     (747,665)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               1,766,380     3,561,955
Transfers between subaccounts
 (including fixed account), net         (2,916,366)   (6,158,855)
Surrenders                              (3,113,210)   (4,292,223)
                                       -----------   -----------
   Net withdrawals from
   equity transactions                  (4,263,196)   (6,889,123)
                                       -----------   -----------

NET DECREASE IN NET ASSETS             (11,120,606)   (7,636,788)

NET ASSETS (Beginning of year)          41,199,587    48,836,375
                                       -----------   -----------
NET ASSETS (End of year)               $30,078,981   $41,199,587
                                       ===========   ===========




The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                         High Income Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                     $463,593      $469,613
Net realized loss on investments          (367,249)     (162,541)
Net unrealized depreciation
 of investments                            (65,116)     (840,631)
                                       -----------   -----------
   Net increase (decrease)
   in net assets resulting
   from operations                          31,228      (533,559)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 848,287       915,053
Transfers between subaccounts
 (including fixed account), net            (27,220)     (300,660)
Surrenders                                (633,854)     (759,973)
                                       -----------   -----------
   Net proceeds (withdrawals)
   from equity transactions                187,213      (145,580)
                                       -----------   -----------

NET INCREASE (DECREASE)
IN NET ASSETS                              218,441      (679,139)

NET ASSETS (Beginning of year)           6,479,116     7,158,255
                                       -----------   -----------
NET ASSETS (End of year)                $6,697,557    $6,479,116
                                       ===========   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                       Emerging Growth Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                   $1,932,027    $2,470,242
Net realized gain on investments           371,597     2,085,268
Net unrealized depreciation
 of investments                        (19,227,016)  (17,905,253)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations           (16,923,392)  (13,349,743)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               3,014,309    10,337,547
Transfers between subaccounts
   (including fixed account), net       (5,567,854)    7,218,586
Surrenders                              (2,732,929)   (4,736,163)
                                       -----------   -----------
   Net proceeds (withdrawals)
   from equity transactions             (5,286,474)   12,819,970
                                       -----------   -----------

NET DECREASE IN NET ASSETS             (22,209,866)     (529,773)

NET ASSETS (Beginning of year)          50,484,152    51,013,925
                                       -----------   -----------
NET ASSETS (End of year)               $28,274,286   $50,484,152
                                       ===========   ===========




The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     MFS Variable Insurance Trust
                                        Total Return Subaccount
                                       -------------------------
                                       Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                     $109,016       $55,718
Net realized gain on investments            14,669         1,826
Net unrealized appreciation
 (depreciation) of investments            (142,548)      202,676
                                       -----------   -----------
   Net increase (decrease)
   in net assets resulting
   from operations                         (18,863)      260,220
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 777,582       434,121
Transfers between subaccounts
   (including fixed account), net         1,190,685       249,590
Surrenders                                (217,147)      (87,981)
                                       -----------   -----------
   Net proceeds from
   equity transactions                   1,751,120       595,730
                                       -----------   -----------

NET INCREASE IN NET ASSETS               1,732,257       855,950

NET ASSETS (Beginning of year)           2,238,576     1,382,626
                                       -----------   -----------
NET ASSETS (End of year)                $3,970,833    $2,238,576
                                       ===========   ===========



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                    MFS Variable Insurance Trust
                                        New Discovery Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment income (loss)               $27,793       ($4,861)
Net realized loss on investments           (29,779)         (221)
Net unrealized depreciation
 of investments                            (72,562)      (64,533)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations               (74,548)      (69,615)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 360,622       640,673
Transfers between subaccounts
   (including fixed account), net          362,709       658,394
Surrenders                                 (69,284)       (9,178)
                                       -----------   -----------
   Net proceeds from
   equity transactions                     654,047     1,289,889
                                       -----------   -----------

NET INCREASE IN NET ASSETS                 579,499     1,220,274

NET ASSETS (Beginning of year)           1,220,274           ---
                                       -----------   -----------
NET ASSETS (End of year)                $1,799,773    $1,220,274
                                       ===========   ===========



(A)   Period from May 1, 2000 to December 31, 2000.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                          American Century Variable Portfolios,
Inc.
                                      Income & Growth Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment loss                        ($2,613)      ($1,664)
Net realized gain (loss)
 on investments                            (18,552)           62
Net unrealized depreciation
 of investments                            (17,425)      (22,627)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations               (38,590)      (24,229)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 309,224       182,660
Transfers between subaccounts
 (including fixed account), net             38,042       184,426
Surrenders                                 (27,442)       (6,455)
                                       -----------   -----------
   Net proceeds from
   equity transactions                     319,824       360,631
                                       -----------   -----------

NET INCREASE IN NET ASSETS                 281,234       336,402

NET ASSETS (Beginning of year)             336,402           ---
                                       -----------   -----------
NET ASSETS (End of year)                  $617,636      $336,402
                                       ===========   ===========



(A)   Period from May 1, 2000 to December 31, 2000.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                            American Century Variable Portfolios,
Inc.
                                           Value Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment loss                       ($20,923)      ($1,669)
Net realized gain on investments            45,269         8,020
Net unrealized appreciation
 of investments                            250,773        50,925
                                       -----------   -----------
   Net increase in net assets
   resulting from operations               275,119        57,276
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments               1,108,492       293,218
Transfers between subaccounts
 (including fixed account), net          3,303,443       186,205
Surrenders                                (146,094)      (21,526)
                                       -----------   -----------
   Net proceeds from
   equity transactions                   4,265,841       457,897
                                       -----------   -----------

NET INCREASE IN NET ASSETS               4,540,960       515,173

NET ASSETS (Beginning of year)             515,173           ---
                                       -----------   -----------
NET ASSETS (End of year)                $5,056,133      $515,173
                                       ===========   ===========




(A)   Period from May 1, 2000 to December 31, 2000.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              Oppenheimer Variable Account Funds
                           Main Street Growth & Income Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment loss                       ($15,095)      ($4,942)
Net realized loss on investments           (71,167)       (1,224)
Net unrealized depreciation
 of investments                           (108,735)     (103,368)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations              (194,997)     (109,534)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 926,886       865,250
Transfers between subaccounts
   (including fixed account), net          724,608       507,856
Surrenders                                (147,046)      (42,651)
                                       -----------   -----------
   Net proceeds from
   equity transactions                   1,504,448     1,330,455
                                       -----------   -----------

NET INCREASE IN NET ASSETS               1,309,451     1,220,921

NET ASSETS (Beginning of year)           1,220,921           ---
                                       -----------   -----------
NET ASSETS (End of year)                $2,530,372    $1,220,921
                                       ===========   ===========



(A)   Period from May 1, 2000 to December 31, 2000.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                               Oppenheimer Variable Account Funds
                                     Global Securities Subaccount
                                       -------------------------
                                         Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment income (loss)               $67,836       ($2,249)
Net realized gain (loss)
 on investments                            (29,393)          160
Net unrealized depreciation
 of investments                           (115,901)       (9,386)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations               (77,458)      (11,475)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 345,293       266,662
Transfers between subaccounts
 (including fixed account), net             40,943       246,861
Surrenders                                 (40,788)       (6,417)
                                       -----------   -----------
   Net proceeds from
   equity transactions                     345,448       507,106
                                       -----------   -----------

NET INCREASE IN NET ASSETS                 267,990       495,631

NET ASSETS (Beginning of year)             495,631           ---
                                       -----------   -----------
NET ASSETS (End of year)                  $763,621      $495,631
                                       ===========   ===========



(A)   Period from May 1, 2000 to December 31, 2000.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

            Franklin Templeton Variable Insurance Products Trust
                             International Securities Subaccount
                                       -------------------------
                                        Year Ended December 31,

                                           2001         2000
                                       -----------   -----------
OPERATIONS
Net investment income                   $1,468,950      $924,690
Net realized loss on investments          (295,783)     (147,856)
Net unrealized depreciation
 of investments                         (2,336,120)   (1,067,277)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations            (1,162,953)     (290,443)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 415,775       743,033
Transfers between subaccounts
 (including fixed account), net           (389,740)      (64,250)
Surrenders                                (446,078)     (638,732)
                                       -----------   -----------
   Net proceeds (withdrawals)
   from equity transactions               (420,043)       40,051
                                       -----------   -----------

NET DECREASE IN NET ASSETS              (1,582,996)     (250,392)

NET ASSETS (Beginning of year)           7,125,107     7,375,499
                                       -----------   -----------
NET ASSETS (End of year)                $5,542,111    $7,125,107
                                       ===========   ===========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                      Neuberger Berman Advisers Management Trust
                                          Guardian Subaccount
                                       -------------------------
                                         Year Ended December 31,

                                           2001        2000(A)
                                       -----------   -----------
OPERATIONS
Net investment income (loss)               $23,420       ($1,981)
Net realized loss on investments           (22,728)          (88)
Net unrealized depreciation
 of investments                            (36,931)      (17,061)
                                       -----------   -----------
   Net decrease in net assets
   resulting from operations               (36,239)      (19,130)
                                       -----------   -----------

EQUITY TRANSACTIONS
Contract purchase payments                 737,942       323,892
Transfers between subaccounts
   (including fixed account), net          278,647       172,923
Surrenders                                 (87,163)       (4,011)
                                       -----------   -----------
   Net proceeds from
   equity transactions                     929,426       492,804
                                       -----------   -----------

NET INCREASE IN NET ASSETS                 893,187       473,674

NET ASSETS (Beginning of year)             473,674           ---
                                       -----------   -----------
NET ASSETS (End of year)                $1,366,861      $473,674
                                       -----------   -----------



(A)   Period from May 1, 2000 to December 31, 2000.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                         Alger American Fund
                                     Leveraged AllCap Subaccount
                                     ---------------------------
                                        Period Ended December 31,

                                                  2001(A)
                                                -----------
OPERATIONS
Net investment income                                  $292
Net realized loss on investments                     (3,033)
Net unrealized depreciation of investments           (1,183)
                                                -----------
   Net decrease in net assets
   resulting from operations                         (3,924)
                                                -----------

EQUITY TRANSACTIONS
Contract purchase payments                           30,736
Transfers between subaccounts
   (including fixed account), net                    37,802
Surrenders                                           (3,481)
                                                -----------
   Net proceeds from equity transactions             65,057
                                                -----------

NET INCREASE IN NET ASSETS                           61,133

NET ASSETS (Beginning of year)                          ---
                                                -----------
NET ASSETS (End of year)                            $61,133
                                                ===========


(A)   Period from May 1, 2001 to December 31, 2001.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                          Alger American Fund
                                        MidCap Growth Subaccount
                                       -------------------------
                                        Period Ended December 31,

                                                  2001(A)
                                                -----------
OPERATIONS
Net investment income                                $6,519
Net realized loss on investments                     (9,260)
Net unrealized appreciation of investments           11,447
                                                -----------
   Net increase in net assets
   resulting from operations                          8,706
                                                -----------

EQUITY TRANSACTIONS
Contract purchase payments                           68,612
Transfers between subaccounts
   (including fixed account), net                   122,944
Surrenders                                             (906)
                                                -----------
   Net proceeds from equity transactions            190,650
                                                -----------

NET INCREASE IN NET ASSETS                          199,356

NET ASSETS (Beginning of year)                          ---
                                                -----------
NET ASSETS (End of year)                           $199,356
                                                -----------




(A)   Period from May 1, 2001 to December 31, 2001.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                       Seligman Portfolios, Inc.
                          Communications & Information Subaccount
                                       -------------------------
                                        Period Ended December 31,


                                                  2001(A)
                                                -----------
OPERATIONS
Net investment income                               $60,775
Net realized loss on investments                     (6,254)
Net unrealized depreciation of investments          (42,977)
                                                -----------
   Net increase in net assets
   resulting from operations                         11,544
                                                -----------

EQUITY TRANSACTIONS
Contract purchase payments                          165,609
Transfers between subaccounts
   (including fixed account), net                   248,925
Surrenders                                           (4,766)
                                                -----------
   Net proceeds from equity transactions            409,768
                                                -----------

NET INCREASE IN NET ASSETS                          421,312

NET ASSETS (Beginning of year)                          ---
                                                -----------
NET ASSETS (End of year)                           $421,312
                                                ===========



(A)   Period from May 1, 2001 to December 31, 2001.



The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                        Seligman Portfolios, Inc
                                       Small-Cap Value Subaccount
                                       -------------------------
                                        Period Ended December 31,

                                                  2001(A)
                                                -----------
OPERATIONS
Net investment loss                                 ($2,189)
Net realized gain on investments                      2,760
Net unrealized appreciation of investments          109,317
                                                -----------
   Net increase in net assets
   resulting from operations                        109,888
                                                -----------

EQUITY TRANSACTIONS
Contract purchase payments                          420,723
Transfers between subaccounts
   (including fixed account), net                   767,205
Surrenders                                           (5,333)
                                                -----------
   Net proceeds from equity transactions          1,182,595
                                                -----------

NET INCREASE IN NET ASSETS                        1,292,483

NET ASSETS (Beginning of year)                          ---
                                                -----------
NET ASSETS (End of year)                         $1,292,483
                                                ===========



(A)   Period from May 1, 2001 to December 31, 2001.



The accompanying notes are an integral part of the financial statements.

31


CARILLON ACCOUNT
NOTES TO FINANCIAL STATEMENTS
=================================================================
December 31, 2001

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of twenty-seven subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc. (formerly known as Carillon Fund, Inc.), Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, or Seligman Portfolios, Inc. (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of Scudder Variable Series I, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Fund, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, and Seligman Portfolios, Inc. are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. Scudder Investor Services, Inc., a wholly owned subsidiary of Zurich Scudder Investments, Inc., serves as distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly owned subsidiary of Massachusetts Financial Services Company, is the distributor of the shares issued by the MFS Variable Insurance Trust. Franklin Templeton Distributors, Inc. serves as the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc.

On May 1, 2001, the Account began operations in the Alger
American Fund's Leveraged AllCap Portfolio and MidCap Growth
Portfolio and the Seligman Portfolios, Inc.'s Communications and
Information Portfolio and Small-Cap Value Portfolio.

On July 3, 2000, Variable Annuity Class 2 shares became available to the Account. Class 2 contracts have a mortality and expense charge of 1.2%, no surrender charge, and do not pay a annual administration charge of $30. Minimum investment for a Class 2 contract is $25,000.

The assets of the Account are segregated from the other assets of Union Central, and the investment performance of the Account is independent of the investment performance of both Union Central=s general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds= shares.
 Investments in the Funds' shares are subsequently valued at the net asset value of the Funds' shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share. Dividend income shown on statement of operations includes capital gain distributions.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, seperate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

Reclassification - Previously reported amounts for 2000 have in some instances been reclassified to conform to the 2001 presentation.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                          $4,165,222    $5,039,065
Balanced Index Subaccount                  $1,547,823    $1,754,520
Bond Subaccount                            $7,673,325    $2,751,453
S&P 500 Index Subaccount                  $19,117,610   $14,568,371
S&P MidCap 400 Index Subaccount            $8,136,497    $1,577,531
Russell 2000 Small Cap Index Subaccount    $4,030,914      $781,241
Nasdaq-100 Index Subaccount                $2,711,151      $496,731

SCUDDER VARIABLE SERIES I
Money Market Subaccount                  $655,431,828  $642,813,008
Capital Growth Subaccount                  $9,428,822   $13,506,800
International Subaccount                 $642,968,679  $641,681,761

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount            $2,163,343    $2,101,469
Growth Subaccount                            $526,282      $159,371

MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                 $1,978,141    $5,572,439
High Income Subaccount                     $2,065,533    $1,416,135
Emerging Growth Subaccount                 $3,964,953    $7,315,261
Total Return Subaccount                    $2,312,530      $452,666
New Discovery Subaccount                     $823,721      $141,948

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
Income & Growth Subaccount                   $434,982      $117,794
Value Subaccount                           $4,767,596      $523,997

OPPENHEIMER VARIABLE ACCOUNT FUND
Main Street Growth & Income Subaccount     $1,785,655      $296,403
Global Securities Subaccount                 $535,122      $121,838

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
International Securities Subaccount        $1,986,503      $937,198

NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST
Guardian Subaccount                        $1,159,317      $206,449

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                   $76,401       $11,047
MidCap Growth Subaccount                     $213,144       $15,977

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount      $601,219      $130,684
Small-Cap Value Subaccount                 $1,250,808       $70,518

NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, and Seligman Portfolios, Inc. as of December 31, 2001:

                                             Summit Mutual Funds, Inc.
                                          Balanced                S&P 500    S&P MidCap
                               Zenith      Index       Bond        Index     400 Index
                             Subaccount  Subaccount  Subaccount  Subaccount  Subaccount
Net asset value per share        $16.55       $8.77       $9.63      $15.03       $9.34
Number of shares              3,157,672   1,430,642   2,833,491   5,020,655   1,450,191

                           Summit Mutual Funds, Inc.       Scudder Variable Series I
                           Russell 2000  Nasdaq-100       Money      Capital
                         Small Cap Index   Index          Market     Growth   International
                             Subaccount  Subaccount     Subaccount  Subaccount  Subaccount
Net asset value per share         $9.62       $4.46          $1.00      $16.36       $8.05
Number of shares                465,967     764,091     33,545,346   3,281,399   2,997,435

MFS Variable Insurance Trust
                             Investors      High      Emerging     Total        New
                               Trust       Income      Growth      Return    Discovery
                             Subaccount  Subaccount  Subaccount  Subaccount  Subaccount

Net asset value per share        $17.13       $9.22      $17.98      $18.61      $15.27
Number of shares              1,756,025     726,233   1,572,735     213,353     117,857

                                                                              Neuberger Berman
                              AIM Variable            American Century       Advisers Management
                           Insurance Fund, Inc.     Variable Portfolios, Inc.      Trust
                           Capital                    Income
                        Appreciation    Growth        & Growth      Value         Guardian
                          Subaccount  Subaccount      Subaccount  Subaccount      Subaccount
Net asset value per share     $21.72      $16.37           $6.46       $7.44         $14.64
Number of shares             464,766      60,029          95,603     679,407         93,366

                                                  Franklin Templeton
                           Oppenheimer Variable    Variable Insurance
                                Account Funds        Products Trust     Alger American Fund
                          Main Street    Global      International     Leveraged      MidCap
                       Growth & Income Securities      Securities        AllCap      Growth
                           Subaccount  Subaccount      Subaccount       Subaccount  Subaccount
Net asset value per share      $18.99      $22.84          $11.74           $31.55      $17.67
Number of shares              133,240      33,432      472,118.32            1,938      11,282

                           Seligman Portfolios, Inc.
                          Communications  Small-Cap
                           & Information    Value
                             Subaccount   Subaccount
Net asset value per share        $12.53       $13.04
Number of shares                 33,624       99,109

34

NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1 and 1.2% for Variable Annuity Class 2 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's Board of Directors but cannot exceed a 1.7% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 5- RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc. pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), formerly known as Carillon Advisers, Inc., under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with the Fund. Summit Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

  (a) for the Zenith Portfolio - .64% of the current net asset value.

  (b) for the Bond Portfolio - .47% of the current net asset value.

  (c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

  (d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

  (e) for the Balanced Index Portfolio - .30% of the current net asset value.

  (f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

  (g)  for the Russell 2000 Small Cap Index Portfolio -
       .35% of the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index Portfolio, Balanced Index Portfolio, and the Nasdaq-100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The Adviser will pay any expenses of the Russell 2000 Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser agreed to reduce its fee from those shown above for a period of one year from May 1, 2000 by .03, .08 and .20 percentage points for the S&P 500 Index Portfolio, the Zenith Portfolio, and the Bond Portfolio, respectively, which expired on May 1, 2001.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of the Fund at an annual rate of .10% of each portfolio's average annual net assets. The Adviser agreed to waive for a one year period ending November 9, 2001, (which cannot be amended or terminated) .05% of the administration fee related to the S&P 500 Index, S&P MidCap 400 Index, Russell 2000 Small Cap, Nasdaq-100 Index and Balanced Index Portfolios. In addition, the Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers - As a result, for the period ended December 31, 2001, the Adviser waived the Zenith Portfolio $13,591, Bond Portfolio $19,998, S&P 500 Index Portfolio $17,488, S&P MidCap 400 Index Portfolio $1,432, Balanced Index Portfolio $942, Nasdaq-100 Index Portfolio $1,026, and Russell 2000 Small Cap Index Portfolio $1,444, and the Adviser reimbursed fees for the S&P MidCap 400 Index Portfolio $41,249, Balanced Index Portfolio $28,221, Nasdaq-100 Index Portfolio $33,036 and the Russell 2000 Small Cap Index Portfolio $59,196.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

NOTE 6 - SELECTED PER UNIT DATA

Below is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds for the period ended December 31, 2001.

                                                                       2001
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value-class 1                                          $55.13
Prior year accumulation unit value-class 1                               $50.18
Number of accumulation units outstanding, end of period-class 1      933,411.56
Change in number of units - class 1                                  (29,076.01)
Total net assets-class 1                                             51,460,678
Payout unit value-class 1                                               $55.13
Prior year payout unit value-class 1                                    $50.18
Number of payout units outstanding, end of period-class 1             6,146.92
Change in number of units - payout                                     (618.70)
Total net assets - payout                                              338,891
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                     9.86%
Accumulation unit value-class 2                                         $12.52
Prior year accumulation unit value-class 2                              $11.42(2)
Number of accumulation units outstanding, end of period-class 2      36,626.49
Change in number of units - class 2                                  35,022.29
Total net assets-class 2                                               458,746
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                     9.66%
Investment income as a percentage of average net assets(5)               1.63%

BALANCED INDEX SUBACCOUNT
Accumulation unit value-class 1                                          $9.62
Prior year accumulation unit value-class 1                              $10.18
Number of accumulation units outstanding, end of period-class 1   1,274,744.86
Change in number of units - class 1                                 (88,318.29)
Total net assets-class 1                                            12,259,833
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -5.56%
Accumulation unit value-class 2                                          $9.11
Prior year accumulation unit value-class 2                               $9.67(2)
Number of accumulation units outstanding, end of period-class 2      31,620.58
Change in number of units - class 2                                  21,194.39
Total net assets-class 2                                               288,039
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    -5.76%
Investment income as a percentage of average net assets(5)               1.32%

                                                                       2001
SUMMIT MUTUAL FUNDS, INC.

BOND SUBACCOUNT
Accumulation unit value-class 1                                         $31.71
Prior year accumulation unit value-class 1                              $30.05
Number of accumulation units outstanding, end of period-class 1     826,083.48
Change in number of units - class 1                                 103,681.82
Total net assets-class 1                                            26,194,149
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                     5.51%
Accumulation unit value-class 2                                         $10.96
Prior year accumulation unit value-class 2                              $10.41(2)
Number of accumulation units outstanding, end of period-class 2     100,048.41
Change in number of units - class 2                                  77,182.92
Total net assets-class 2                                             1,096,751
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                     5.28%
Investment income as a percentage of average net assets(5)               4.48%

S&P 500 INDEX SUBACCOUNT
Accumulation unit value-class 1                                         $17.41
Prior year accumulation unit value-class 1                              $20.12
Number of accumulation units outstanding, end of period-class 1   4,297,887.68
Change in number of units - class 1                               (616,448.48)
Total net assets-class 1                                            74,826,869
Payout unit value-class 1                                               $17.41
Prior year payout unit value-class 1                                       ---
Number of payout units outstanding, end of period-class 1               458.23
Change in number of units - payout                                      458.23
Total net assets - payout                                                7,978
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -13.47%
Accumulation unit value-class 2                                          $7.82
Prior year accumulation unit value-class 2                               $9.05(2)
Number of accumulation units outstanding, end of period-class 2      79,733.30
Change in number of units - class 2                                  46,426.10
Total net assets-class 2                                               623,311
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -13.65%
Investment income as a percentage of average net assets(5)               0.65%

37

                                                                       2001
SUMMIT MUTUAL FUNDS, INC.

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-class 1                                         $12.31
Prior year accumulation unit value-class 1                              $12.62
Number of accumulation units outstanding, end of period-class 1   1,030,615.76
Change in number of units - class 1                                 324,504.90
Total net assets-class 1                                            12,690,601
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -2.39%
Accumulation unit value-class 2                                         $10.38
Prior year accumulation unit value-class 2                              $10.65(2)
Number of accumulation units outstanding, end of period-class 2      82,290.84
Change in number of units - class 2                                  49,280.42
Total net assets-class 2                                               853,978
Expense as a percentage of average net assets-class 2                     1.45%
Total return-class 2                                                    -2.58%
Investment income as a percentage of average net assets(5)               0.38%

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-class 1                                          $9.56
Prior year accumulation unit value-class 1                                $9.54(1)
Number of accumulation units outstanding, end of period-class 1      419,734.10
Change in number of units - class 1                                  297,427.87
Total net assets-class 1                                              4,014,219
Expense as a percentage of average net assets-class 1                      1.25%
Total return-class 1                                                      0.29%
Accumulation unit value-class 2                                           $9.37
Prior year accumulation unit value-class 2                                $9.36(2)
Number of accumulation units outstanding, end of period-class 2       50,049.63
Change in number of units - class 2                                   39,743.95
Total net assets-class 2                                                468,746
Expense as a percentage of average net assets-class 2                      1.45%
Total return-class 2                                                      0.08%
Investment income as a percentage of average net assets(5)               0.89%

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-class 1                                          $4.06
Prior year accumulation unit value-class 1                               $6.15(1)
Number of accumulation units outstanding, end of period-class 1     756,789.81
Change in number of units - class 1                                 413,971.44
Total net assets-class 1                                             3,072,181
Expense as a percentage of average net assets-class 1                     1.25%
Total return-class 1                                                   -33.96%
Accumulation unit value-class 2                                          $4.07
Prior year accumulation unit value-class 2                               $6.17(2)
Number of accumulation units outstanding, end of period-class 2      82,530.96
Change in number of units - class 2                                  57,588.46
Total net assets-class 2                                               335,653
Expense as a percentage of average net assets-class 2                     1.45%
Total return-class 2                                                   -34.09%
Investment income as a percentage of average net assets(5)                 ---

38

                                                                       2001
SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value-class 1                                         $19.29
Prior year accumulation unit value-class 1                              $18.80
Number of accumulation units outstanding, end of period-class 1   1,140,681.85
Change in number of units - class 1                                  90,034.42
Total net assets-class 1                                            22,007,619
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                     2.61%
Accumulation unit value-class 2                                         $10.49
Prior year accumulation unit value-class 2                              $10.24(2)
Number of accumulation units outstanding, end of period-class 2   1,099,911.22
Change in number of units - class 2                                 985,450.93
Total net assets-class 2                                            11,539,664
Expense as a percentage of average net assets-class 2                     1.45%
Total return-class 2                                                     2.41%
Investment income as a percentage of average net assets(5)               3.21%

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-class 1                                         $26.25
Prior year accumulation unit value-class 1                              $32.96
Number of accumulation units outstanding, end of period-class 1   2,035,301.14
Change in number of units - class 1                               (443,221.69)
Total net assets-class 1                                            53,428,344
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -20.36%
Accumulation unit value-class 2                                          $6.88
Prior year accumulation unit value-class 2                               $8.65(2)
Number of accumulation units outstanding, end of period-class 2      36,315.39
Change in number of units - class 2                                  18,993.38
Total net assets-class 2                                               249,784
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -20.51%
Investment income as a percentage of average net assets(5)              12.64%

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 1                                         $16.27
Prior year accumulation unit value-class 1          $23.82
Number of accumulation units outstanding, end of period-class 1   1,467,192.11
Change in number of units - class 1                               (274,243.03)
Total net assets-class 1                                            23,864,276
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -31.71%
Accumulation unit value-class 2                                          $5.94
Prior year accumulation unit value-class 2                            $8.72(2)
Number of accumulation units outstanding, end of period-class 2      42,867.14
Change in number of units - class 2                                  12,083.67
Total net assets-class 2                                               254,836
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -31.85%
Investment income as a percentage of average net assets(5)              26.84%

                                                                       2001
AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 1                                          $9.30
Prior year accumulation unit value-class 1                              $12.27
Number of accumulation units outstanding, end of period-class 1   1,052,236.08
Change in number of units - class 1                                (72,042.30)
Total net assets-class 1                                             9,785,228
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -24.23%
Accumulation unit value-class 2                                          $6.18
Prior year accumulation unit value-class 2                            $8.17(2)
Number of accumulation units outstanding, end of period-class 2      49,992.93
Change in number of units - class 2                                  13,371.00
Total net assets-class 2                                               308,946
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -24.37%
Investment income as a percentage of average net assets(5)                 ---

GROWTH SUBACCOUNT
Accumulation unit value-class 1                                          $4.85
Prior year accumulation unit value-class 1                               $7.43(1)
Number of accumulation units outstanding, end of period-class 1     181,578.75
Change in number of units - class 1                                  63,689.12
Total net assets-class 1                                               880,596
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -34.70%
Accumulation unit value-class 2                                          $4.90
Prior year accumulation unit value-class 2                            $7.52(2)
Number of accumulation units outstanding, end of period-class 2      20,821.31
Change in number of units - class 2                                   5,195.10
Total net assets-class 2                                               102,108
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -34.83%
Investment income as a percentage of average net assets(5)               0.24%

                                                                       2001
MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST
Accumulation unit value-class 1                                         $15.12
Prior year accumulation unit value-class 1                              $18.22
Number of accumulation units outstanding, end of period-class 1   1,977,403.94
Change in number of units - class 1                               (276,347.48)
Total net assets-class 1                                            29,905,505
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -16.99%
Accumulation unit value-class 2                                          $8.17
Prior year accumulation unit value-class 2                            $9.86(2)
Number of accumulation units outstanding, end of period-class 2      21,233.29
Change in number of units - class 2                                   7,209.55
Total net assets-class 2                                               173,476
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -17.16%
Investment income as a percentage of average net assets(5)               0.51%

HIGH INCOME SUBACCOUNT
Accumulation unit value-class 1                                         $11.69
Prior year accumulation unit value-class 1                              $11.60
Number of accumulation units outstanding, end of period-class 1     536,803.63
Change in number of units - class 1                                 (9,419.57)
Total net assets-class 1                                             6,276,823
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                     0.84%
Accumulation unit value-class 2                                          $9.30
Prior year accumulation unit value-class 2                               $9.24(2)
Number of accumulation units outstanding, end of period-class 2      45,248.57
Change in number of units - class 2                                  29,542.35
Total net assets-class 2                                               420,734
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                     0.61%
Investment income as a percentage of average net assets(5)               8.30%

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-class 1                                         $14.96
Prior year accumulation unit value-class 1                              $22.77
Number of accumulation units outstanding, end of period-class 1   1,863,345.02
Change in number of units - class 1                               (339,937.40)
Total net assets-class 1                                            27,869,251
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -34.31%
Accumulation unit value-class 2                                          $5.36
Prior year accumulation unit value-class 2                            $8.17(2)
Number of accumulation units outstanding, end of period-class 2      75,635.46
Change in number of units - class 2                                  36,593.53
Total net assets-class 2                                               405,035
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -34.44%
Investment income as a percentage of average net assets(5)               5.98%

41

                                                                       2001
MFS VARIABLE INSURANCE TRUST

TOTAL RETURN SUBACCOUNT
Accumulation unit value-class 1                                         $11.08
Prior year accumulation unit value-class 1                              $11.19
Number of accumulation units outstanding, end of period-class 1     314,617.74
Change in number of units - class 1                                 118,264.53
Total net assets-class 1                                             3,485,096
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -0.98%
Accumulation unit value-class 2                                         $11.09
Prior year accumulation unit value-class 2                              $11.22(2)
Number of accumulation units outstanding, end of period-class 2      43,802.08
Change in number of units - class 2                                  40,065.86
Total net assets-class 2                                               485,737
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    -1.19%
Investment income as a percentage of average net assets(5)               1.94%

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class 1                                          $8.96
Prior year accumulation unit value-class 1                               $9.55(1)
Number of accumulation units outstanding, end of period-class 1     170,527.89
Change in number of units - class 1                                  62,271.03
Total net assets-class 1                                             1,528,343
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -6.20%
Accumulation unit value-class 2                                          $8.41
Prior year accumulation unit value-class 2                               $8.98(2)
Number of accumulation units outstanding, end of period-class 2      32,284.78
Change in number of units - class 2                                  11,580.90
Total net assets-class 2                                               271,430
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    -6.39%
Investment income as a percentage of average net assets(5)               0.12%

42


                                                                       2001
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value-class 1                                          $8.17
Prior year accumulation unit value-class 1                               $9.03(1)
Number of accumulation units outstanding, end of period-class 1      59,728.25
Change in number of units - class 1                                  22,466.95
Total net assets-class 1                                               488,105
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -9.48%
Accumulation unit value-class 2                                          $8.31
Prior year accumulation unit value-class 2                               $9.20(2)
Number of accumulation units outstanding, end of period-class 2      15,580.98
Change in number of units - class 2                                  15,580.98
Total net assets-class 2                                               129,531
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    -9.66%
Investment income as a percentage of average net assets(5)               0.60%

VALUE SUBACCOUNT
Accumulation unit value-class 1                                         $13.40
Prior year accumulation unit value-class 1                              $12.03(1)
Number of accumulation units outstanding, end of period-class 1     341,587.70
Change in number of units - class 1                                 305,656.36
Total net assets-class 1                                             4,578,341
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    11.44%
Accumulation unit value-class 2                                         $13.59
Prior year accumulation unit value-class 2                              $12.22(2)
Number of accumulation units outstanding, end of period-class 2      35,166.90
Change in number of units - class 2                                  28,372.54
Total net assets-class 2                                               477,792
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    11.20%
Investment income as a percentage of average net assets(5)               0.38%

43

                                                                       2001
OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET GROWTH & INCOME SUBACCOUNT
Accumulation unit value-class 1                                          $8.04
Prior year accumulation unit value-class 1                               $9.06(1)
Number of accumulation units outstanding, end of period-class 1     263,546.49
Change in number of units - class 1                                 155,879.59
Total net assets-class 1                                             2,119,728
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -11.27%
Accumulation unit value-class 2                                          $8.01
Prior year accumulation unit value-class 2                               $9.04(2)
Number of accumulation units outstanding, end of period-class 2     51,297.88
Change in number of units - class 2                                 24,197.52
Total net assets-class 2                                              410,644
Expense as a percentage of average net assets-class 2                   1.45%
Total return-class 2                                                  -11.44%
Investment income as a percentage of average net assets(5)              0.46%

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                                         $8.36
Prior year accumulation unit value-class 1                              $9.62(1)
Number of accumulation units outstanding, end of period-class 1     73,225.62
Change in number of units - class 1                                 26,110.59
Total net assets-class 1                                              612,094
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -13.12%
Accumulation unit value-class 2                                          $8.17
Prior year accumulation unit value-class 2                               $9.42(2)
Number of accumulation units outstanding, end of period-class 2      18,542.27
Change in number of units - class 2                                  14,054.32
Total net assets-class 2                                               151,527
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -13.29%
Investment income as a percentage of average net assets(5)              12.04%

44

                                                                       2001
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

INTERNATIONAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                                         $11.42
Prior year accumulation unit value-class 1                              $13.76
Number of accumulation units outstanding, end of period-class 1     479,534.21
Change in number of units - class 1                                (35,890.83)
Total net assets-class 1                                             5,475,005
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                   -17.04%
Accumulation unit value-class 2                                          $7.99
Prior year accumulation unit value-class 2                               $9.65(2)
Number of accumulation units outstanding, end of period-class 2       8,398.92
Change in number of units - class 2                                   5,098.71
Total net assets-class 2                                                67,106
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                   -17.19%
Investment income as a percentage of average net assets(5)              24.38%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value-class 1                                          $9.34
Prior year accumulation unit value-class 1                               $9.60(1)
Number of accumulation units outstanding, end of period-class 1     126,869.80
Change in number of units - class 1                                  79,425.48
Total net assets-class 1                                             1,184,373
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -2.73%
Accumulation unit value-class 2                                          $9.40
Prior year accumulation unit value-class 2                               $9.68(2)
Number of accumulation units outstanding, end of period-class 2      19,419.23
Change in number of units - class 2                                  17,526.65
Total net assets-class 2                                               182,488
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2          -2.91%
Investment income as a percentage of average net assets(5)               0.25%

                                                                       2001
ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-class 1                                          $9.24(3)
Number of accumulation units outstanding, end of period-class 1       5,253.60
Change in number of units - class 1                                   5,253.60
Total net assets-class 1                                                48,569
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -7.55%(4)
Accumulation unit value-class 2                                          $9.23(3)
Number of accumulation units outstanding, end of period-class 2       1,360.74
Change in number of units - class 2                                   1,360.74
Total net assets-class 2                                                12,564
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    -7.67%(4)
Investment income as a percentage of average net assets(5)               1.05%

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-class 1                                          $9.68(3)
Number of accumulation units outstanding, end of period-class 1      19,188.72
Change in number of units - class 1                                  19,188.72
Total net assets-class 1                                               185,765
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -3.19%(4)
Accumulation unit value-class 2                                          $9.67(3)
Number of accumulation units outstanding, end of period-class 2       1,405.78
Change in number of units - class 2                                   1,405.78
Total net assets-class 2                                                13,591
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    -3.32%(4)
Investment income as a percentage of average net assets(5)                 ---

SELIGMAN PORTFOLIOS, INC.

COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value-class 1                                          $9.09(3)
Number of accumulation units outstanding, end of period-class 1      32,659.45
Change in number of units - class 1                                  32,659.45
Total net assets-class 1                                               296,783
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    -9.13%(4)
Accumulation unit value-class 2                                          $9.08(3)
Number of accumulation units outstanding, end of period-class 2      13,720.98
Change in number of units - class 2                                  13,720.98
Total net assets-class 2                                               124,529
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    -9.24%(4)
Investment income as a percentage of average net assets(5)                 ---

46

                                                                       2001
SELIGMAN PORTFOLIOS, INC.

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value-class 1                                         $12.07(3)
Number of accumulation units outstanding, end of period-class 1      87,793.08
Change in number of units - class 1                                  87,793.08
Total net assets-class 1                                             1,059,413
Expense as a percentage of average net assets-class 1                    1.25%
Total return-class 1                                                    20.67%(4)
Accumulation unit value-class 2                                         $12.05(3)
Number of accumulation units outstanding, end of period-class 2      19,340.14
Change in number of units - class 2                                  19,340.14
Total net assets-class 2                                               233,070
Expense as a percentage of average net assets-class 2                    1.45%
Total return-class 2                                                    20.51%(4)
Investment income as a percentage of average net assets(5)                ---





(1) Commencement of operations was May 1, 2000, with a beginning accumulation unit value of $10.00.
(2) Commencement of operations was July 3, 2000, with a beginning accumulation unit value of $10.00.
(3) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(4) Returns presented are since inception.
(5) Investment income used to calculate the ratio excludes capital gain dividends.

CONSOLIDATED FINANCIAL STATEMENTS

The Union Central Life Insurance Company and subsidiaries

Years ended December 31, 2001 and 2000 with Report of Independent
Auditors

  THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

             CONSOLIDATED FINANCIAL STATEMENTS



           Years ended December 31, 2001 and 2000




                         CONTENTS


                                                 Page



Report of Independent Auditors                      1

Consolidated Balance Sheets                         2

Consolidated Statements of Income                   3

Consolidated Statements of Equity                   4

Consolidated Statements of Cash Flows               5

Notes to Consolidated Financial Statements          6

 [letterhead]
[logo]
 Ernst & Young     Ernst & Young LLP       Phone:(513)621-6454
                   1300 Chiquita Center    www.ey.com
                   250 East Fifth Street
                   Cincinnati, Ohio 45202

               Report of Independent Auditors


To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2001, and 2000, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the consolidated financial statements, the Company changed its consolidation policy in 2001 with regard to certain investments.


                                     /s/ Ernst & Young LLP



March 12, 2002

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS
(in thousands)


                                                            December 31,
                                                         2001         2000
                                                      ----------   ----------
ASSETS
Investments:
 Fixed maturities available-for-sale at fair value
  (amortized cost: 2001 - $2,759,886
  and 2000 - $2,587,922)                              $2,753,153   $2,530,040
 Other fixed maturities                                   32,120       38,176
 Equity securities available-for-sale at fair value
  (cost: 2001 - $81,576 and 2000 - $73,094)               81,389       72,918
 Other equity securities                                   4,302          341
 Cash and short-term investments                          32,689       (1,334)
 Other invested assets                                    24,961       31,413
 Mortgage loans                                          719,014      710,278
 Real estate                                              32,028       29,630
 Policy loans                                            146,188      147,308
                                                      ----------   ----------
   Total investments                                   3,825,844    3,558,770

Accrued investment income                                 44,146       44,502
Deferred policy acquisition costs                        408,929      423,253
Property, plant and equipment, at cost,
 less accumulated  depreciation
 (2001 - $62,560 and 2000 - $53,497)                      36,781       36,065
Federal income tax recoverable                             6,388          697
Deferred federal income tax asset                          5,516          ---
Other assets                                             159,540      140,810
Separate account assets                                1,631,706    1,784,702
                                                      ----------   ----------
    Total assets                                      $6,118,850   $5,988,799
                                                      ==========   ==========

LIABILITIES AND EQUITY
Policy liabilities:
 Future policy benefits                               $3,511,311   $3,267,207
 Deposit funds                                           111,708       94,649
 Policy and contract claims                               28,812       35,296
 Policyholders' dividends                                 11,279       11,632
                                                      ----------   ----------
   Total policy liabilities                            3,663,110    3,408,784

Deferred revenue                                          78,889       92,384
Other liabilities                                        115,741       79,375
Deferred federal income tax liability                        ---        3,933
Surplus notes payable                                     49,784       49,776
Separate account liabilities                           1,631,706    1,781,713
                                                      ----------   ----------
    Total liabilities                                  5,539,230    5,415,965


EQUITY
Policyholders' equity                                    600,230      599,343
Accumulated other comprehensive loss                     (20,610)     (26,509)
                                                      ----------   ----------
   Total equity                                          579,620      572,834
                                                      ----------   ----------
   Total liabilities and equity                       $6,118,850   $5,988,799
                                                      ==========   ==========


The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF INCOME
                      (in thousands)


                                                             December 31,
                                                          2001         2000
                                                      ----------   ----------
REVENUE
Insurance revenue:
 Traditional insurance premiums                       $  146,835   $  143,348
 Universal life policy charges                            82,719       60,952
 Annuities                                                31,774       46,760
Net investment income                                    255,395      248,974
Net realized losses on investments                       (37,187)     (13,074)
Other                                                      7,578       17,628
                                                      ----------   ----------
    Total revenue                                        487,114      504,588

BENEFITS AND EXPENSES
Benefits                                                 157,293      167,532
Increase (decrease) in reserves
   for future policy benefits                              4,385       (2,339)
Interest expense:
 Universal life                                           66,603       59,224
 Investment products                                      79,487       79,994
Underwriting, acquisition and insurance expense          167,734      158,718
Policyholders' dividends                                  15,426       16,108
                                                      ----------   ----------
    Total benefits and expenses                          490,928      479,237
                                                      ----------   ----------
Income (loss) before federal income tax expense           (3,814)      25,351
Federal income tax expense (benefit)                      (4,701)      10,041
                                                      ----------   ----------


  Net Income                                          $      887   $   15,310
                                                      ==========   ==========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
            CONSOLIDATED STATEMENTS OF EQUITY
                      (in thousands)


                                         Accumulated
                                            Other
                                        Comprehensive  Policyholders'
                                         Income (Loss)    Equity       Total
                                        -------------  ------------- --------
Balance at January 1, 2000                $(61,272)    $584,033    $522,761

Net income                                               15,310      15,310
 Unrealized gains on securities,
  net of tax and reclassification
  adjustment                                29,887                   29,887
 Minimum pension liability
  adjustment                                 4,876                    4,876


Comprehensive income                                                 50,073
                                          --------     --------    --------
Balance at December 31, 2000               (26,509)     599,343     572,834
                                          ========     ========    ========

   Net income                                               887         887
    Unrealized gains on securities,
    net of tax and reclassification
      adjustment                            19,978                   19,978
     Minimum pension liability
      adjustment                           (14,079)                 (14,079)

Comprehensive income                                                  6,786
                                          --------     --------    --------
Balance at December 31, 2001              $(20,610)    $600,230    $579,620
                                          ========     ========    ========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
          CONSOLIDATED STATEMENTS OF CASH FLOWS
                     (in thousands)

                                                      Year ended December 31,
                                                         2001         2000
                                                      ----------   ----------
OPERATING ACTIVITIES
Net income                                               $887         $15,310

Adjustments to reconcile net income to net cash
provided by operating activities:
 Interest credited to interest sensitive products      79,487          79,994
 Interest credited to universal life policies          66,603          59,224
 Accrual of discounts on investments, net                 257             482
 Net realized losses on investments                    37,187          13,074
 Depreciation                                           9,376           8,163
 Amortization of deferred policy acquisition costs     54,906          46,925
 Amortization of deferred revenue                     (15,591)        (11,935)
 Policy acquisition cost deferred                     (60,985)        (50,722)
 Revenue deferred                                       2,095           2,841
 Deferred federal income tax benefit                  (10,547)         (4,374)
Change in operating assets and liabilities:
 Accrued investment income                                356          (1,539)
 Policy liabilities                                   (42,295)        (59,256)
 Other liabilities                                     (9,622)         (7,071)
 Other items, net                                      10,400           7,117
                                                      ----------   ----------
 Cash Provided by Operating Activities                122,514          98,233
                                                      ----------   ----------
INVESTING ACTIVITIES
  Costs of investments acquired                       (2,591,661)  (2,339,827)
  Proceeds from sale, maturity or
   repayment of investments                            2,361,345    2,271,058
  Decrease in policy loans                                 1,120        3,395
  Purchases of property and equipment, net               (10,179)     (10,459)
                                                      ----------   ----------
    Cash Used in Investing Activities                   (239,375)     (75,833)
                                                      ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life
  and investment contracts                               780,017      667,015
Withdrawals from universal life
  and investment contracts                              (629,133)    (692,641)
                                                      ----------   ----------
  Cash Provided by (used in) Financing Activities        150,884      (25,626)
                                                      ----------   ----------
Increase (decrease) in cash
 and short term investments                               34,023       (3,226)
                                                      ----------   ----------
Cash and short term investments at beginning of year      (1,334)       1,892
                                                      ----------   ----------
Cash and short term investments at end of year        $   32,689   $   (1,334)
                                                      ==========   ==========
Supplemental disclosure of cash flow information:
 Cash paid during the year for federal income taxes   $   12,735   $   12,890
 Cash paid during the year for interest
  on surplus notes                                    $    4,100   $    4,100

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central or the Company) and the following subsidiaries: Summit Investment Partners, Inc. (formerly Carillon Advisors, Inc), wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company; Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company; B&B Benefits Administration, Inc., wholly-owned, a pension administration company and Summit Investment Partners, LLC, wholly-owned, a registered investment advisor. The consolidated company will be referred to as "the Company". All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. Union Central also has the following investment affiliate: Summit Mutual Funds, Inc., a registered investment company. (See Note 2 for further detail of the Company's investments in Summit Mutual Funds, Inc.)

In 2001, the Company determined that it was appropriate to consolidate its investments in the Summit Apex High Yield Bond Fund, the Summit Apex Emerging Markets Bond Fund, the Summit Apex TSI Fund, B&B Benefits Administration, Inc., Summit Investment Partners, LLC and PRBA, Inc. due to its sustained level of ownership in these entities. The consolidation of these investments was treated as a change in reporting entity, and as such, the financial statements were restated for all periods presented. As a result of the change in reporting entity, policyholder's equity decreased by $9,316,000 and accumulated other comprehensive loss increased by $7,845,000 as of January 1, 2000. Net income for the years ended December 31, 2001 and 2000 decreased by $4,900,000 and $6,874,000, respectively, as a result of the change in reporting entity. The holdings of the consolidated Summit Apex mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The Company adopted Financial Accounting Standards No. 133 "Accounting for Derivatives and Hedging Activities" (FAS 133) on January 1, 2001. FAS 133 establishes accounting and reporting standards for derivatives, including certain derivatives embedded in other contracts, and for hedging activities. FAS 133 requires that an entity recognize all derivatives in the financial statements at their fair value. The impact of the adoption of FAS 133 to the Company was immaterial.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as a separate component of equity. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds, and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

* Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount and less an allowance for possible losses.

* Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

*  Policy loans are reported at unpaid balances.

* Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying value of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a first-in, first-out basis. Declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company purchases call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire quarterly until December 31, 2002. The Company paid initial fees (the option premium) to enter the option contracts. The Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price.
 These proceeds do not result in income to the Company because the hedged insurance contracts would be credited interest for an equivalent amount.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options at a particular point in time. The call options were carried at their fair value of $2,820,000 at December 31, 2001, and were reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets.

The Company enters into one-month swap agreements with Deutsche Bank to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.)
 The notional amount of the swap agreements is set based on the amount of the Company's investments in the Summit mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. Upon termination of the swap agreements, the return paid or received based on the return of the associated indexes is recorded through surplus as an unrealized gain or loss and the cost basis of the hedged Summit mutual funds is adjusted. The Company records the change in value of its investments in the unconsolidated hedged Summit mutual funds through surplus as an unrealized gain or loss. The interest revenue resulting from the swap agreements is not part of the hedging relationship, and is recorded directly to "Net investment income" in the Consolidated Statements of Income. The swap agreements are designated and have qualified as fair value hedges. During 2001, hedge ineffectiveness amounted to a loss of $293,000, and was recorded in "Net investment income" in the Consolidated Statements of Income.

In 2001 and 2000, the swap agreements offset unrealized losses of $4,188,000 and $6,569,000, respectively, and realized losses of $1,215,000 and $1,229,000, respectively, that the Company incurred in the hedged Summit mutual funds. Interest income based on the notional value of the swap agreements of $1,157,000 and $1,625,000, respectively, was earned in 2001 and 2000.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred.
Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totalled $54,906,000 and $46,925,000 for the years ended December 31, 2001 and 2000, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments increasing deferred policy acquisition costs related to unrealized losses totalled $2,763,000 and $23,167,000 at 2001 and 2000, respectively.

In 2001 and 2000, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased $4,100,000 and $7,900,000 for the years ended 2001 and 2000, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, capital leases for furniture and equipment, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 5 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

Capitalization of Software Costs

Software development costs of $5,021,000 and $5,896,000 were capitalized in 2001 and 2000, respectively. Amortization expense of $2,567,000 and $1,738,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2001 and 2000.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year end.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2001 and 2000.

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 7.2% to 8.3% and from 7.8% to 8.3% for the years ended 2001 and 2000, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances. Interest crediting rates ranged from 4.5% to 7.7% and from 4.5% to 7.2% for the years ended 2000 and 2001, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.
 The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totalled $15,591,000 and $11,935,000 for the years ended December 31, 2001 and 2000, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2001 and 2000, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was decreased by $3,511,000 and increased by $3,000,000 for the years ended 2001 and 2000, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 7.5% to 8.3% for the years ended 2001 and 2000.

The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities.
 Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2001 and 2000.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                   Cost or     Gross      Gross
                                  Amortized  Unrealized Unrealized    Fair
                                     Cost      Gains     (Losses)     Value
                                  ----------  --------  ---------   ----------
                                                 (in thousands)
December 31, 2001:
U.S. treasury securities and
  obligations of U.S. government
  corporations and agencies       $   75,720  $    435  $    (604)     $75,551
Corporate securities and other     1,656,466    35,083    (40,216)   1,651,333
Mortgage-backed securities,
  collateralized mortgage
  obligations and other
  structured securities            1,027,700    22,863    (24,294)   1,026,269
                                  ----------  --------  ---------   ----------
  Subtotal                         2,759,886    58,381    (65,114)   2,753,153

Equity securities                     81,576     1,486     (1,673)      81,389
                                  ----------  --------  ---------   ----------
  Total                           $2,841,462  $ 59,867  $ (66,787)  $2,834,542
                                  ==========  ========  =========   ==========
                                   Cost or     Gross      Gross
                                  Amortized  Unrealized Unrealized    Fair
                                     Cost      Gains     (Losses)     Value
                                  ----------  --------  ---------   ----------
                                                 (in thousands)
December 31, 2000
U.S. treasury securities and
  obligations of U.S. government
  corporations and agencies       $  109,012  $  1,426  $     (17)  $  110,421
Corporate securities and other     1,518,148    17,014    (54,660)   1,480,502
Mortgage-backed securities,
  collateralized mortgage
  obligations and other
  structured securities              960,762    11,407    (33,052)     939,117
                                  ----------  --------  ---------   ----------
  Subtotal                         2,587,922    29,847    (87,729)   2,530,040

Equity securities                     73,094       728       (904)      72,918
                                  ----------  --------  ---------   ----------
  Total                           $2,661,016  $ 30,575  $ (88,633)  $2,602,958
                                  ==========  ========  =========   ==========

Fixed maturity available-for-sale securities, at December 31, 2001, are summarized by stated maturity as follows:

                                          Amortized      Fair
                                             Cost        Value
                                          ----------   ----------
                                              (in thousands)
  Due in one year or less                 $   16,766   $   17,033
  Due after one year through five years      295,683      302,438
  Due after five years through ten years     679,311      671,646
  Due after ten years                        445,550      445,794
                                          ----------   ----------
    Subtotal                               1,437,310    1,436,911

  Mortgage-backed securities               1,027,934    1,026,529
  Other securities with
    multiple repayment dates                 294,642      289,713
                                          ----------   ----------
    Total                                 $2,759,886   $2,753,153
                                          ==========   ==========

                             12

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Significant components of the unrealized gain (loss) on available-for-sale securities included in "Accumulated other comprehensive loss" in the accompanying Consolidated
Balance Sheets are as follows:

                                         Year Ended December 31,
                                            2001         2000
                                         ----------   ----------
                                             (in thousands)
  Gross unrealized loss on available-
    for-sale securities                  $   (6,920)  $  (58,058)
  Amortization of deferred policy
    acquisition costs                         2,763       23,167
  Deferred tax asset                          1,455       12,211
                                         ----------   ----------
  Net unrealized loss on available-
    for-sale securities                  $   (2,702)  $  (22,680)
                                         ==========   ==========

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

At December 31, 2001 and 2000, the Company held unrated or less-than-investment grade (investment grade is defined as "Baa3" and higher on Moody's ratings and "BBB" and higher on Standard and Poor's bond ratings) corporate bonds of $166,528,000 and $155,973,000, respectively. Those holdings amounted to 6.1% and 6.2%, respectively, of the Company's investments in fixed maturities available for sale and 2.7% and 2.6%, respectively, of the Company's total assets. The holdings of less-than-investment grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

At December 31, 2001 the Company held investments in eight mutual funds within Summit Mutual Funds, Inc.'s Apex and Pinnacle series. Mutual funds within the Apex series are offered to institutional and retail clients, while mutual funds within the Pinnacle series are offered exclusively to providers of variable insurance products. The investments within Summit Mutual Funds, Inc. were carried at fair value and included in the Consolidated Balance Sheets, and are detailed below:

                                     December 31, 2001  December 31, 2000
                                         Fair Value         Fair Value
                                         ----------         ----------
                                                (in thousands)
Summit Mutual Funds, Inc.
 Apex Series:
  Russell 2000 Small Cap Index Fund       $ 11,185           $ 13,977
  Nasdaq-100 Index Fund                      1,796              3,635
  Lehman Aggregate Bond Index Fund           7,580             10,964
  S&P MidCap 400 Index Fund                  2,944                ---
  EAFE International Index Fund             11,931                374
 Pinnacle Series:
  Russell 2000 Small Cap Index Portfolio    13,000             14,723
  Nasdaq-100 Index Portfolio                 4,012              6,001
  S&P MidCap 400 Index Portfolio             2,169              5,201
                                          --------           --------
Total                                     $ 54,617           $ 54,875
                                          --------           --------

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                                    Year Ended December 31,
                                    2001               2000
                                  --------           --------
                                        (in thousands)
  Proceeds                        $2,202,181         $2,142,281
  Gross realized gains                30,993              9,836
  Gross realized losses               33,403             13,621

                             13

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

A summary of the characteristics of the Company's mortgage portfolio (before deducting valuation reserves of $0 and $732,000 at December 31, 2001 and 2000, respectively) follows:

                                December 31, 2001      December 31, 2000
                              Principal  Percent of  Principal  Percent of
                               Balance    Principal   Balance    Principal
                               -------    ---------   -------    ---------
                                              (in thousands)
Region
New England and Mid-Atlantic   $ 46,755       6.5%    $ 54,502       7.7%
South Atlantic                  117,110      16.3      119,954      16.9
North Central                   141,709      19.7      135,725      19.1
South Central                    76,467      10.6       73,565      10.3
Mountain                        152,357      21.2      137,488      19.3
Pacific                         184,616      25.7      189,776      26.7
                               --------   --------    --------   --------
    Total                      $719,014     100.0%    $711,010     100.0%
                               --------   --------    --------   --------
Property Type
Apartment and residential       $64,481       9.0%     $65,166       9.2%
Warehouses and industrial       157,864      22.0      143,551      20.2
Retail and shopping center      237,031      33.0      244,895      34.4
Office                          194,382      27.0      206,648      29.1
Other                            65,256       9.0       50,750       7.1
                               --------   --------    --------   --------
    Total                      $719,014     100.0%    $711,010     100.0%
                               ========   ========    ========   ========

During 2001 and 2000, respectively, the Company recognized realized gains of $512,000 and $78,000 that were recorded in "Net realized losses on investments" in the Consolidated Statements of Income resulting from sales of mortgage loans to third parties. The realized gains were computed in accordance with Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125) and represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 2001 and 2000, respectively, an interest-only strip asset of $3,209,000 and $3,484,000 was recorded in "Other assets" in the Consolidated Balance Sheets. Amortization expense of $787,000 and $947,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2001 and 2000, respectively.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totalled $18,845,000 at December 31, 2001 and 2000 and accumulated depreciation totalled $6,263,000 and $5,827,000 at December 31, 2001 and 2000, respectively. The book value of foreclosed real estate was $17,144,000 and $16,612,000 at December 31, 2001 and
2000, respectively.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks.
 Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements.
Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible.
 To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation, there are no concentrations of credit risk at December 31, 2001 and 2000. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.
                             14

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Reinsurance transactions with other insurance companies for the years ended December 31, 2001 and 2000 are summarized as follows:

                                         December 31, 2001
                              Direct    Assumed      (Ceded)        Net
                           -----------  --------  ------------   -----------
                                            (in thousands)
Life insurance in force    $39,625,551  $165,446  $(11,903,285)  $27,887,712
                           ===========  ========  ============   ===========
Premiums and other
 considerations:
  Traditional insurance
   premiums and universal
   life                    $   269,536  $  6,387  $    (46,369)  $   229,554
  Annuity                       31,774       ---           ---        31,774
                           -----------  --------  ------------   -----------
Total                      $   301,310  $  6,387  $    (46,369)  $   261,328
                           ===========  ========  ============   ===========
                                           December 31, 2000
                               Direct    Assumed     (Ceded)         Net
                            -----------  --------  -----------   -----------
                                            (in thousands)
Life insurance in force     $43,424,167  $149,923  $(7,048,875)  $36,525,215
                            ===========  ========  ===========   ===========
Premiums and other
 considerations:
  Traditional insurance
   premiums and universal
   life                     $   230,033  $ 12,358  $   (38,091)  $   204,300
  Annuity                        46,760       ---          ---        46,760
                            -----------  --------  -----------   -----------
Total                       $   276,793  $ 12,358  $   (38,091)  $   251,060
                            ===========  ========  ===========   ===========

Benefits paid or provided were reduced by $3,845,000 and $4,105,000 at December 31, 2001 and 2000, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows :

                                                December 31,
                                              2001        2000
                                            --------    --------
                                               (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs          $143,821    $141,693
 Capitalization of software                    7,141       5,110
 Other                                           374       1,758
                                            --------    --------
   Total deferred tax liabilities            151,336     148,561
                                            --------    --------
Deferred tax assets:
 Policyholders' dividends                      2,312       2,450
 Future policy benefits                       79,332      76,232
 Basis differences on investments             16,850      10,899
 Premium - based DAC adjustment               33,287      29,205
 Retirement plan accruals                     13,987       7,164
 Investment income differences                 5,434       3,505
 Unrealized losses - FAS 115                   1,455      12,211
 Other                                         4,195       2,962
                                            --------    --------
   Total deferred tax assets                 156,852    144,628
                                            --------    --------
   Net deferred tax (assets) liabilities    $ (5,516)   $  3,933
                                            ========    ========

Significant components of the provision for income taxes attributable to continuing operations are as follows:


                             Year ended December 31,
                              2001             2000
                            -------           -------
                                  (in thousands)
  Current                   $ 5,844           $16,822
  Deferred                  (10,545)           (6,781)
                            -------           -------
  Total                     $(4,701)          $10,041
                            =======           =======


Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases
The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses which vary with levels of operating expense. Rental expense under these operating leases totalled $2,753,000 and $2,600,000 in 2001 and 2000, respectively. The Company also leases furniture and equipment under operating leases which expire in 2001. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income totalled $101,000 and $99,000 in 2001 and 2000, respectively.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

At December 31, 2001, the future minimum lease payments for all noncancelable operating leases are as follows:

  Year           Amount
             (in thousands)
  2002           $2,767
  2003            2,128
  2004            1,768
  2005            1,197
  2006            1,017
  After 2006         10
                 ------
  Total          $8,887
                 ======

The Company also has capital leases for office furniture. Lease expense under these leases was $25,000 and $329,000 in 2001 and 2000, respectively.

Other Commitments

At December 31, 2001, the Company had outstanding agreements to fund mortgages totalling $9,615,000 in early 2002. In addition, the Company has committed to invest $22,135,000 in equity-type limited partnerships during the years 2002 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities.
 The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2001 and 2000, the charge to operations related to these assessments was not significant. The estimated liability of $907,000 and $904,000 at December 31, 2001 and 2000, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. As a result of the adoption of the NAIC Accounting Practices and Procedures Manual, the Company reported a change in accounting principle as of January 1, 2001 that decreased surplus by $16,627,000.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Surplus as reflected in the statutory-basis financial statements was as follows:

                            Year ended December 31,
                              2001          2000
                              ----          ----
                              (in thousands)
Capital and surplus         $333,173      $353,873
                            ========      ========

NOTE 7 - EMPLOYEE BENEFITS

The Company has defined benefit plans covering substantially all of its employees. Benefits of the plans are based on years of service and the employee's highest five consecutive years of compensation out of the last ten years. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. The contributions totalled $26,251,000 and $5,922,000 in 2001 and 2000, respectively. The
Company's net periodic pension expense was calculated in accordance with FAS 87 and was $3,196,000 and $6,227,000 for the years ended December 31, 2001 and 2000, respectively. Benefits paid in 2001 and 2000, were $6,578,000 and $5,121,000 respectively. Plan assets are primarily composed of mutual funds and unallocated insurance contracts. At December 31, 2001 and 2000, $90,706,000 and $72,118,000, respectively, was invested in affiliated mutual funds.

A table setting forth the funded status and the pension liability included in the Consolidated Balance Sheets follows:

                                                     2001        2000
                                                   --------    -------
                                                      (in thousands)
Actuarial present value of benefits obligations:
  Accumulated benefit obligation,
   including vested benefits of $97,834 and
   $85,145 for 2001 and 2000, respectively         $100,694    $87,762
                                                   ========    =======
  Projected benefit obligation                     $115,535    $98,843
  Plan assets at fair value                          90,706     76,379
                                                   --------    -------
  Projected benefit obligation higher
    than plan assets                               $ 24,829    $22,464
                                                   ========    =======
Pension liability included in
  "Other liabilities" at end of year               $  9,988    $11,383

Also, ($14,079,000) and $4,876,000 (net of tax) was (charged)
credited directly to policyholders' equity in 2001 and 2000, respectively, as a result of recognizing an additional minimum pension liability adjustment under FAS 87, and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

                                            2001      2000
Assumptions used to determine the
status of the plans were:
  Discount rate                             7.50%    7.75%
  Rate of increase in future
     compensation levels                    4.00%    4.00%
  Expected long-term rate of
     return on assets                       8.50%    8.50%

                             18

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The Company has contributory savings plans for employees meeting certain service requirements which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employee Saving Plan and 40% of the first 6% of participants' contributions for the Agents Savings Plan. The Company's matching contributions to these Plans were $1,796,000 and $1,787,000 for 2001 and 2000, respectively. The value of the Plans' assets were $72,511,000 and $71,926,000 at December 31, 2001 and 2000, respectively. The assets are held in the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 2001 and 2000, $25,981,000 and
$22,675,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees. Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

Information related to the postretirement benefits follows:

                                          2001       2000
                                         ------     ------
                                           (in thousands)
  Postretirement costs                   $1,109      $ 954
  Cash benefits paid                      1,487      1,220
  Employer contributions                  1,300      1,500
  Participant contributions                 180        166

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                          2001       2000
                                         ------     ------
                                           (in thousands)
  Postretirement benefit obligation      $19,246     $17,384
  Fair value of plan assets                6,586       6,649
                                         -------     -------
  Unfunded status                         12,660      10,735
  Unrecognized net gain                    3,212       5,328
                                         -------     -------
  Accrued postretirement liability       $15,872     $16,063
                                         -------     -------

Plan assets are primarily composed of mutual funds and common stocks. At December 31, 2001, $1,451,000 was invested in affiliated mutual funds.

The discount rate used in determining the accumulated postretirement benefit obligation was 7.50% and 7.75% at December
31, 2001 and 2000, respectively. The long-term rate of return on assets was 8.50% and 7.75% for 2001 and 2000, respectively.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2001.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and short-term investments: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

   Investment securities: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partner-ship portfolios.

   Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

   Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs which would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Surplus notes: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                  December 31, 2001       December 31, 2000
                  Carrying     Fair       Carrying     Fair
                  Amount      Value       Amount      Value
                 --------    -------     --------    -------
                              (in thousands)
Mortgage loans   $719,014    $734,053    $711,010    $732,755
                 ========    ========    ========    ========

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                               December 31, 2001       December 31, 2000
                              Carrying     Fair       Carrying     Fair
                               Amount      Value       Amount      Value
                              --------    -------     --------    -------
                                             (in thousands)
Direct access                 $ 56,961    $ 56,961    $45,567     $45,567
Traditional annuities           33,544      36,680     27,618      27,483
Supplementary contracts         10,976      11,077     11,890      11,902
GPA not involving life           1,117       1,199      1,433       1,495
Individual annuity dividends        58          58         28          28
  Traditional life dividends     6,080       6,080      5,559       5,559
  Group life dividends             351         351        185         185
                              --------    --------    -------     -------
  Total                       $109,087    $112,406    $92,280     $92,219
                              ========    ========    =======     =======

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                                December 31, 2001      December 31, 2000
                               Carrying     Fair      Carrying     Fair
                                Amount      Value      Amount      Value
                                            (in thousands)
Surplus notes                  $49,784     $49,789    $49,776     $48,153
                              ========    ========    =======     =======

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.


NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES
Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                       December 31,
                                     2001        2000
                                   --------    --------
                                     (in thousands)

  Balance as of January 1          $148,448    $135,382
  Incurred related to:
    Current year                     85,686      99,866
    Prior years                       9,327      (8,305)
                                   --------    --------
  Total incurred                     95,013      91,561
                                   --------    --------
  Paid related to :
    Current year                     49,489      45,210
    Prior years                      41,176      33,285
                                   --------    --------
  Total paid                         90,665      78,495
                                   --------    --------
  Balance as of December 31        $152,796    $148,448
                                   ========    ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased (decreased) by $9,327,000 and ($8,305,000) in 2001 and 2000, respectively, due to lower than expected rates of claim terminations in 2001 and higher than expected rates of claim terminations in 2000. Included in the above balances are reinsurance recoverables of $1,525,000 and $1,473,000 at 2001 and 2000, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1. Interest expense of $4,100,000 was incurred in 2001 and 2000, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totalled $639,000 and $665,000 as of December 31, 2001 and 2000, respectively. Issuance cost of $26,000 was amortized in 2001 and 2000, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2001 and 2000 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $215,000 and $224,000 was deducted from the balance of the Notes as of December 31, 2001 and 2000, respectively.

NOTE 12 -  COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments.
 FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.


                                         Year Ended December 31, 2001
                                     Before-Tax       Tax        Net-of-Tax
                                        Amount  Expense/(Benefit)  Amount
                                                (in thousands)
Unrealized gains on securities:

  Unrealized gains arising during 2001  $13,108     $ 4,588      $ 8,520

  Less:  reclassification adjustments
    for losses realized in net income    17,627       6,169       11,458
                                        -------     -------      -------
  Net unrealized gains                   30,735      10,757       19,978
                                        -------     -------      -------
Minimum pension liability adjustment    (21,660)     (7,581)     (14,079)
                                        -------     -------      -------
Other comprehensive income              $ 9,075     $ 3,176      $ 5,899
                                        =======     =======      =======

                                         Year Ended December 31, 2000
                                     Before-Tax       Tax        Net-of-Tax
                                        Amount  Expense/(Benefit)  Amount
                                                (in thousands)
Unrealized gains on securities:
  Unrealized gains arising during 2000  $34,648     $12,127      $22,521

  Less:  reclassification adjustments
    for losses realized in net income    11,331       3,965        7,366
                                        -------     -------      -------
  Net unrealized gains                   45,979      16,092       29,887
                                        -------     -------      -------
Minimum pension liability adjustment      7,502       2,626        4,876
                                        -------     -------      -------
Other comprehensive income              $53,481     $18,718      $34,763
                                        =======     =======      =======

NOTE 13 -  IMPACT OF SEPTEMBER 11

Based on a comprehensive review of the Company's operations, the events of September 11, 2001 had no material financial impact on the earnings and financial position of the Company.

                     PART C


                OTHER INFORMATION

                         CARILLON ACCOUNT

                     PART C - OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a) Financial Statements

    (1) The Financial Statements of the Registrant, Carillon Account, are included in Part B
    (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, are included in Part B
    (3) The Schedule of Investments in securities of unaffiliated issuers is included in the Carillon Account Financials and Notes

(b) Exhibits
    (1) Resolution of the Board of Directors of The Union Central Life Insurance Company authorizing establishment of CA - previously filed (initial filing on July 11, 1984)
    (2) Proposed form of Custodianship Agreement - previously filed (initial filing on July 11, 1984)
    (3) Proposed form of Principal Underwriting Agreement
        - previously filed (initial filing on July 11, 1984)
    (4) Specimen Contract - previously filed (initial filing on July 11, 1984); Specimen Contracts filed herewith (new contract forms introduced in 2001 and 2002)
    (5) Specimen Application - previously filed (Post-Effective Amendment No. 14 - May 1, 1996)
    (6) (a) Certificate of Incorporation of The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
        (b) Code of Regulations of The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
    (7) Not Applicable
    (8) None
    (9) Opinion of John F. Labmeier, Esq., The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
   (10) Consent of Ernst & Young LLP - filed herewith
   (11) None
   (12) Not applicable
   (13) Performance Calculations - previously filed (Post-Effective Amendment No. 5 - May 1, 1989)
   (14) Not applicable


Item 25. Directors and Officers of the Depositor

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

Name and                                 Principal Positions and
Business Address                         Offices with Depositor

James A. Anderson                        Director
3333 Burnet Avenue
Cincinnati, Ohio 45219

Senator Richard Finan                    Director
11137 Main Street
Cincinnati, Ohio  45241

William A. Friedlander                   Director
36 East Fourth Street
Cincinnati, Ohio  45202

John H. Jacobs*                          Director, President and
                                         Chief Executive Officer

William G. Kagler                        Director
18 Hampton Court
Cincinnati, Ohio  45208

Lawrence A. Leser                        Director
312 Walnut Street, 28th Floor
Cincinnati, Ohio  45202

Francis V. Mastrianna, Ph.D.             Director
Slippery Rock University
of Pennsylvania
Slippery Rock, Pennsylvania 16057

Mary D. Nelson, FSA                      Director
7900 Brill Road
Cincinnati, Ohio 45243

Thomas E. Petry                          Director
1500 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio  45202

Larry R. Pike*                           Director and Chairman
                                         of the Board

Myrtis H. Powell, Ph.D.                  Director
Miami University
113 Warfield Hall
Oxford, Ohio 45056

Dudley S. Taft                           Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.                   Director
231 Albert Sabin Way
Cincinnati, Ohio  45267

Stephen R. Hatcher*                      Executive Vice President
                                         and Chief Financial
                                         Officer

Gary T. Huffman*                         Executive Vice President

Steven R. Sutermeister*                  Executive Vice President
                                         and Chief Investment
                                         Officer

David F. Westerbeck*                     Executive Vice
                                         President, General
                                         Counsel and Secretary

Dale D. Johnson*                         Senior Vice President

Elizabeth G. Monsell*                    Senior Vice President

Mark D. Quinlan*                         Senior Vice President

---------------------
*  P.O. Box 40888
   Cincinnati, Ohio  45240

Item 26. Persons Controlled by or Under Common Control with the
Depositor or Registrant

Set forth below is a chart showing the entities controlled by The
Union Central Life Insurance Company, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.


 THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.  The Union Central Life Insurance Company (Ohio)

    A. Carillon Investments, Inc. (Ohio) - 100% owned

    B. Carillon Marketing Agency, Inc. (Delaware) - 100% owned

       a. Carillon Marketing Agency of Alabama, Inc. (Alabama)
           - 100% owned

       b. Carillon Marketing Agency of Idaho, Inc. (Idaho)  -
          100% owned

       c. Carillon Marketing Agency of Kentucky, Inc. (Kentucky)
           - 100% owned

       d. Carillon Marketing Agency of Maine, Inc. (Maine) -
          100% owned

       e. Carillon Insurance Agency of Massachusetts, Inc.
          (Massachusetts) - 100% owned

       f. Carillon Marketing Agency of New Mexico, Inc. (New
          Mexico) - 100% owned

       g. Carillon Marketing Agency of Ohio, Inc. (Ohio) -
          100% owned

       h. Carillon Marketing Agency of Pennsylvania, Inc.
          (Pennsylvania) - 100% owned

       i. Carillon Marketing Agency of Texas, Inc. (Texas)
          - 100% owned

       j. Carillon Marketing Agency of Wyoming, Inc. (Wyoming)
          - 100% owned

       k. Carillon Marketing Agency of Nevada, Inc. (Nevada) -
          100% owned

    C. Summit Investment Partners, Inc. (Ohio) - 100% owned

    D. Family Enterprise Institute, Inc. (Delaware) - 100% owned

    E. PRBA, Inc. (California) - 100% owned

       a. Price, Raffel & Browne Administrators Incorporated.
          (Delaware) - 100% owned

    F. B&B Benefits Administration, Inc. (California) - 100% owned

    G. Summit Investment Partners, LLC (Ohio) - 100% owned

    H. Payday of America, LLC (Ohio) - 100% owned

II. Mutual Funds of the Summit Group

    A. Summit Mutual Funds, Inc.* (Maryland)

* At December 31, 2001, The Union Central Life Insurance Company owned 94.88% of the outstanding shares of Summit Mutual Funds, Inc. Pinnacle Series.

Item 27. Number of Contractowners

As of February 28, 2002, the total number of contractowners of qualified and non-qualified contracts offered by the Registrant was 15,457 in VA I contracts and 207 in VA II contracts, for a total of 15,664.

Item 28. Indemnification

Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Item 29. Principal Underwriters

    (a) The principal underwriter of contracts for the Registrant is Carillon Investments, Inc. Carillon Investments, Inc. also acts as a principal underwriter for Summit Mutual Funds, Inc.
Apex Series and Carillon Life Account.


    (b) Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.

Name and Principal       Positions and
Business Address*        Offices with Underwriter
-------------------------------------------------
Harry Rossi              Director

Gary T. Huffman          Director

Steven R. Sutermeister   Director

Elizabeth G. Monsell     Director and President

Kevin W. O'Toole         Vice President

Connie Grosser           Vice President, Operations,
                         and Treasurer

Bernard A. Breton        Vice President and Compliance Officer

John F. Labmeier         Vice President and Secretary

John M. Lucas            Assistant Secretary

John R. Feldman          Assistant Vice President

Melissa A. MacKendrick   Assistant Treasurer

(c) Other than distribution fees in the amount of $1,852,782.00,
Carillon Investments, Inc. received no commissions or other
compensation from the Registrant during 2000.
-------------------------
* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Depositor at its principal office, 1876
Waycross Road, Cincinnati, Ohio 45240.

Item 31. Management Services

None.

Item 32. Undertakings and Representations

The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                         SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Carillon Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Cincinnati, State of Ohio on the 26th day of April, 2002.

                                    CARILLON ACCOUNT
                                      (Registrant)


                         THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                                 (Depositor)


Attest: /s/ David F. Westerbeck      By: /s/John H. Jacobs

                                       John H. Jacobs
                                       President and
                                  Chief Executive Officer
                         The Union Central Life Insurance Company

As required by the Securities Act of 1933, this Registration
Statement has been signed below by the following Directors and Officers of The Union Central Life Insurance Company in the capacities and on the dates indicated.

Signature               Title                          Date
---------               -----                          ----
/s/ John H. Jacobs      President and                  04/26/2002
John H. Jacobs          Chief Executive Officer
                        (Principal Executive Officer)

/s/ Stephen R. Hatcher  Executive Vice President       04/26/2002
Stephen R. Hatcher      and Chief Financial Officer
                        (Principal Financial and
                        Accounting Officer)


Signature                           Title       Date
---------                           -----       ----
*/s/ William A. Friedlander         Director    04/26/2002
William A. Friedlander

*/s/ William G. Kagler              Director    04/26/2002
William G. Kagler

*/s/ Lawrence A. Leser              Director    04/26/2002
Lawrence A. Leser

*/s/Francis V. Mastrianna, Ph.D.    Director    04/26/2002
Francis V. Mastrianna, Ph.D.

*/s/ Mary D. Nelson, FSA            Director    04/26/2002
Mary D. Nelson, FSA

*/s/ Thomas E. Petry                Director    04/26/2002
Thomas E. Petry

*/s/ Myrtis H. Powell, Ph.D.        Director    04/26/2002
Myrtis H. Powell, Ph.D.

*/s/ Dudley S. Taft                 Director    04/26/2002
Dudley S. Taft

*/s/ John M. Tew, Jr., M.D.         Director    04/26/2002
John M. Tew, Jr., M.D.



*/ By David F. Westerbeck, pursuant to Power of Attorney previously filed.

                     TABLE OF EXHIBITS



     (4)  Specimens of new contract forms introduced in 2001
          and 2002

    (10)  Consent of Ernst & Young